As filed via EDGAR with the Securities and Exchange Commission on
                                  March 18, 1997

                                                    Registration  Nos.  33-84842
                                                               ICA No.  811-8798
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 {x]

         Pre-Effective Amendment No.  ________                          [ ]

         Post-Effective Amendment No. 10                                [x]

                           and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [x]

                  Amendment No. 10                                      [x]

                        (Check appropriate box or boxes)

                             THE BEAR STEARNS FUNDS
               (Exact Name of Registrant as Specified in Charter)

                      245 Park Avenue
                      New York, New York                            10167
--------------------------------------------------------------------------------
            (Address of Principal Executive Offices)              (Zip Code)

Registrant's Telephone Number, including Area Code:             (212) 272-2000

                                    copy to:

Ellen Arthur, Esq.                           Jay G. Baris, Esq.
Bear, Stearns & Co. Inc.                     Kramer, Levin, Naftalis & Frankel
245 Park Avenue                              919 Third Avenue
New York, New York  10167                    New York, New York  10022
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

            [ ]   immediately upon filing pursuant to paragraph (b)
            [ ]   on (date) pursuant to paragraph (b)
            [ ]   60 days after filing pursuant to paragraph (a)(i)
            [ ]   on (date) pursuant to paragraph (a)(i)
            [x]   75 days after filing  pursuant to paragraph (a)(ii)
            [ ]   on (date) pursuant to paragraph (a)(ii)of Rule 485.

            If appropriate, check the following box:

            [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has registered an indefinite number of shares of its beneficial interest under the Securities Act of 1933 pursuant to Section 24(f) of the Investment Company Act of 1940. Registrant's Rule 24f-2 Notice for the fiscal year ended March 31, 1996 was filed on May 29, 1996.

                  Cross-Reference Sheet Pursuant to Rule 495(a)



                                  Focus             Focus            Prime Money
                                  List              List              Market
Items in                         Portfolio         Portfolio         Portfolio
Part A of                        (Class A          (Class Y          (Class Y
Form N-1A    Caption             shares)           shares)           Shares)
---------    -------             ---------         ---------         -------

1            Cover               Cover             Cover             Cover

2            Synopsis            3                 3                 3

3            Condensed           *                 *                 *
             Financial
             Information

4            General             4                 4                 4
             Description
             of Registrant

5            Management of       9                 9                 7
             the Fund

5(a)         Management's       21                17                13
             Discussion of
             Fund's
             Performance

6            Capital Stock       *                 *                 *
             and Other
             Securities

7            Purchase of        11                11                 8
             Securities
             Being Offered

8            Redemption or      17                14                10
             Repurchase

9            Pending Legal       *                 *                 *
             Proceedings

Items in                                   Focus               Prime Money
Part B of                                  List Portfolio      Market Portfolio
Form N-1A    Caption                       (all classes)       (all classes)
---------    -------                       -------------       -------------

10           Cover Page                    B-1                 B-1

11           Table of Contents             B-1                 B-1

12           General Information and       *                   *
             History

13           Investment Objectives and     B-2                 B-2
             Policies

14           Management of the Fund        B-12                B-11

15           Control Persons and           B-15                B-14
             Principal Holders of
             Securities

16           Investment Advisory and       B-15                B-14
             Other Services

17           Brokerage Allocation          B-23                *

18           Capital Stock and Other       *                   *
             Securities

19           Purchase, Redemption and      B-18,               B-17
             Pricing of Securities         B-20
             Being Offered

20           Tax Status                    B-21                B-17

21           Underwriters                  B-1                 B-1

22           Calculations of               B-25                B-19
             Performance Data

23           Financial Statements          *                   *

Items in Part C of
Form N-1A                                                    All Portfolios
---------                                                    --------------

24                       Financial Statements and            C-1
                         Exhibits

25                       Persons Controlled by or            C-3
                         Under Common Control
                         with Registrant

26                       Number of Holders of                C-3
                         Securities

27                       Indemnification                     C-4

28                       Business and Other                  C-5
                         Connections of
                         Investment Adviser

 9                       Principal Underwriter               C-5

30                       Location of Accounts and            C-7
                         Records

31                       Management Services                 C-7

32                       Undertakings                        C-7


----------------------
* Omitted since answer is negative or inapplicable.

                             THE BEAR STEARNS FUNDS
                245 PARK AVENUE NEW YORK, NY 10167 1-800-766-4111

PROSPECTUS
                              Focus List Portfolio
                               Class A Shares Only

The Bear Stearns Funds (the "Fund") is an open-end management investment company, known as a mutual fund. The Fund permits you to invest in separate portfolios. By this Prospectus, Class A Shares of the Focus List Portfolio, a non-diversified portfolio (the "Portfolio"), are offered. The Portfolio's investment objective is capital appreciation. The Portfolio seeks to achieve this objective by investing primarily in a portfolio of equity securities of U.S. issuers that, at the time of purchase, are included on the Bear Stearns Research Focus List (the "Focus List") developed by Bear Stearns' Equity Research Department.

The Focus List typically consists of twenty stocks chosen from those stocks currently rated as Buy or Attractive by a Bear Stearns research analyst. The stocks are selected for inclusion on the Focus List by the Focus List Committee (See p. ___ for a description of the Focus List Committee) based upon the expectation that the selected stocks will outperform the total return realized on the Standard & Poor's Index of 500 Common Stocks (the "S&P 500 Index") over the next three to six months. There can be no assurance that the Portfolio will achieve its investment objective.

By this Prospectus, the Portfolio is offering Class A Shares, which are subject to a sales charge imposed at the time of purchase. The Portfolio issues another Class of shares which has different expenses which would affect performance. Investors desiring to obtain information about this other Class of shares should call 1-800-766-4111 or ask their sales representative or the Portfolio's distributor.

Bear Stearns Funds Management Inc. ("BSFM"), a wholly-owned subsidiary of The Bear Stearns Companies Inc., serves as the Portfolio's investment adviser. BSFM is referred to herein as the "Adviser."

Bear, Stearns & Co. Inc. ("Bear Stearns"), an affiliate of BSFM, serves as the Portfolio's distributor.

                                   ----------

This Prospectus sets forth concisely information about the Portfolio that you should know before investing. It should be read and retained for future reference.

Part B (also known as the Statement of Additional Information), dated _____________, 1997, which may be revised from time to time, provides a further discussion of certain areas in this Prospectus and other matters which may be of interest to some investors. It has been filed with the Securities and Exchange Commission and is incorporated herein by reference. For a free copy, write to the address or call one of the telephone numbers listed under "General Information" in this Prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

The net asset value of funds of this type will fluctuate.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                            _________________, 1997

                                Table of Contents


                                                                            PAGE

Fee Table...........................................................

Description of the Fund.............................................

Risk Factors........................................................

Management of the Fund..............................................

How to Buy Shares ..................................................

Shareholder Services................................................

How to Redeem Shares................................................

Dividends, Distributions and Taxes..................................

Performance Information.............................................

General Information.................................................

Appendix............................................................         A-1

                                    Fee Table

A summary of estimated expenses investors will incur when investing in the Class A Shares of the Portfolio offered pursuant to this Prospectus is set forth below.

Shareholder Transaction Expenses
     Maximum Sales Load Imposed on Purchases (as a percentage of offering price) .......       4.75%

     Maximum Deferred Sales Charge Imposed on Redemptions (as a percentage of the amount       **
     subject to charge).................................................................

Annual Portfolio Operating Expenses (as a percentage of average daily net assets)

     Management Fees ...................................................................      ____%

     12b-1 Fees ........................................................................      ____%

     Other Expenses (after expense reimbursement)* .....................................      ____%

     Total Portfolio Operating Expenses (after fee waiver and expense reimbursement)* ..      ____%

     Example:
     You would pay the  following  expenses on a $1,000  investment,  assuming (1) 5%
     annual return and (2) redemption at the end of each time period:

              1 Year ....................................................................     $

              3 Years ...................................................................     $

              5 Years ...................................................................     $

              10 Years ..................................................................     $
                                                                                              ======================

     You  would pay the  following  expenses  on the same  investment,  assuming  no redemption:

              1 Year ....................................................................     $

              3 Years ...................................................................     $

              5 Years ...................................................................     $

              10 Years ..................................................................     $
                                                                                              ======================

*     BSFM has  undertaken  to waive its  investment  advisory  fee and  assume
certain   expenses  of  the   Portfolio   other  than   brokerage   commissions,
extraordinary items, interest and taxes to the extent Total Portfolio Operating Expenses exceed _____% for Class A Shares.

**    In certain situations,  where no  sales charge is assessed at  the time of purchase, a contingent deferred sales charge of up to 1.00% may be imposed on redemptions within the first year after purchase. See "How to Buy Shares."

The amounts listed in the example should not be considered as representative of past or future expenses and actual expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, the Portfolio's actual performance will vary and may result in an actual return greater or less than 5%.

The purpose of the foregoing table is to assist you in understanding the costs and expenses borne by the Portfolio and investors, the payment of which will reduce investors' annual return. In addition to the expenses noted above, the Fund will charge $7.50 for each wire redemption. See "How to Redeem Shares." For a description of the expense reimbursement or waiver arrangements in effect, see "Management of the Fund."


                             DESCRIPTION OF THE FUND

General
The Fund is a "series fund."

The Fund is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (the "1940 Act"), and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. As described below, for certain matters Fund shareholders vote together as a group; as to others they vote separately by portfolio. By this Prospectus, shares of the Portfolio are being offered. From time to time, other portfolios may be established and sold pursuant to other offering documents. See "General Information."

Investment Objective

The Portfolio seeks to provide capital appreciation

The Portfolio's investment objective is capital appreciation. The Portfolio's investment objective cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Portfolio's outstanding voting shares. There can be no assurance that the Portfolio's investment objective will be achieved.

Management Policies

The Focus List Fund

The Portfolio seeks to invest primarily in the common stocks of the U.S. and also foreign issuers that, at the time of purchase, are on the Bear Stearns Equity Research Focus List (the "Focus List"). The Portfolio is designed for investors seeking to maximize returns on a fully invested, all-equity portfolio. The Portfolio is not a market-timing vehicle. Except for short-term liquidity purposes, cash reserves are not expected to exceed 10% of Portfolio assets.

The Bear Stearns Research Focus List

The Bear Stearns Equity Research Department has over 70 equity analysts who cover more than 900 common stocks of U.S. and foreign companies. Using a rating system of "1" through "5", analysts assign stocks the following ratings: 1 ("Buy", the highest rating), 2 ("Attractive"), 3 ("Neutral"), 4 ("Avoid"), 5 ("Sell"). Approximately 300 stocks are rated as Buy or Attractive by a Bear Stearns Research analyst.

A Buy rating is assigned to stocks that the Bear Stearns Research analyst and the Research Stock Selection Committee (comprised of senior Research personnel) feel will significantly outperform the market over the next six to twelve months because of a catalyst or near-term event that will trigger upward movement in the stock's price. These catalysts can include a change in management, the introduction of a new product or a change in the industry outlook. (See p. 23 for information about historical performance of the Focus List.) An Attractive rating means that an analyst has determined that the stock has solid long-term growth prospects either because of, or in comparison to, its industry and that it is undervalued in comparison to its industry.

Domestic and international stocks and American Depositary Receipts (ADRs) rated Buy (1) or Attractive (2) are eligible for inclusion on the Focus List. Stocks are picked by the Focus List Committee, whose current members are Kathryn Booth, Director of Global Research for Bear Stearns, and Elizabeth Mackay, Chief Investment Strategist of Bear Stearns. The Committee generally maintains twenty stocks on the list and any new additions are usually accompanied by a comparable number of deletions. The Committee monitors the List daily, and candidates are considered based on any one or more of the following criteria: market outlook, perception of the stock's sector, and an analyst's view of the stock's current valuation relative to the market and its industry.

Stocks that are downgraded below Attractive by an analyst are automatically deleted from the Focus List. However, the Focus List Committee may delete stocks for other reasons including, but not limited to, achievement of its target price range, the failure of a catalyst to materialize or have its expected effect, and/or the appearance of new, more attractive opportunities.

Types of Investments

Equities

Domestic and foreign common stocks, and American Depositary Receipts (ADRs) are eligible for inclusion on the Focus List.


Money Market Instruments

The Portfolio may invest, in anticipation of investing cash positions, in money market instruments consisting of U.S. Government securities, certificates of deposit, time deposits, bankers' acceptances, short-term investment-grade commercial obligations and other short-term debt instruments, and repurchase agreements, as set forth in the Appendix. Under normal market conditions, the Portfolio expects to have less than 10% of its total assets invested in money market instruments.

Options on Securities and Indices

In certain circumstances, the Portfolio may engage in options transactions, such as purchasing put or call options or writing covered call options. The Portfolio may purchase call options to gain market exposure in a particular sector while limiting downside risk. The Portfolio may purchase put options in order to hedge against an anticipated loss in value of Portfolio securities. The principal reason for writing covered call options, which are call options with respect to which the Portfolio owns the underlying security or securities, is to realize, through the receipt of premiums, a greater return than would be realized on the Portfolio's securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. (See "Risk Factors" on page 7 and the Statement of Additional Information for additional risk factors).

Futures and Options on Futures

The Portfolio may buy and sell futures contracts and related options on securities indices and related interest rates for a number of purposes. It may do so to try to manage its exposure to the possibility that the prices of its portfolio securities and instruments may decline or to establish a position in the futures or options market as a temporary substitute for purchasing individual securities or instruments. It may do so in an attempt to enhance its income or return by purchasing and selling call and put options on futures contracts on financial indices or securities. It also may use interest rate futures to try to manage its exposure to changing interest rates. Investments in futures and options on futures involve certain risks. (See "Risk Factors" on page 7 and the Statement of Additional Information).

Investment Strategy

Generally, as soon as practicable after public announcement, the Adviser will purchase a security that has been added to the Focus List, and will sell a security when the security has been removed from the Focus List. The Adviser determines what percentage of the Portfolio's total assets are to be allocated into each Focus List stock and makes changes in allocation percentages as investment and economic conditions change. The Adviser intends to allocate portfolio transactions so that the Portfolio qualifies as a "regulated investment company" under federal tax law, although there can be no assurance that this goal will be achieved (see "Dividends, Distributions and Taxes"). Depending upon market conditions and to the extent the Portfolio needs to hold cash balances to satisfy shareholder redemption requests, the Adviser may not immediately purchase a new Focus List stock and/or may continue to hold one or more Focus List stocks that have been deleted from the Focus List. The Adviser will not have access to the Focus List prior to its becoming publicly disseminated.

The Portfolio may invest up to 10% of its total assets in Portfolio stocks that are not on the Focus List. The Portfolio will purchase stocks that are not on the Focus List when the Adviser determines that any stocks on the Focus List are inappropriate for the Portfolio because they are illiquid, would cause the Portfolio to be overweighted in a particular sector or overly concentrated in a particular industry, or for any other reason.

The Investment Strategy described above will be implemented to the extent it is consistent with maintaining the Portfolio's qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). See "Dividends, Distributions and Taxes." The Portfolio's strategy may be limited, in particular, by the requirements for such qualification that less than 30% of the Portfolio's annual gross income be derived from the sale or other disposition of stocks held for less than three months.

Certain Fundamental Policies

Certain of the Portfolio's investment policies are fundamental policies that can be changed only by shareholder vote.

The Portfolio may (i) borrow money to the extent permitted under the 1940 Act; and (ii) concentrate its investments in the securities of issuers in a single industry to the extent that investment decisions are made based upon the industry classifications of the stocks appearing on the current Focus List. This paragraph describes fundamental policies that cannot be changed as to the Portfolio without approval by the holders of a majority (as defined in the 1940
Act) of the Portfolio's outstanding voting shares. See "Investment Objective and Management Policies--Investment Restrictions" in the Statement of Additional Information.

Certain Additional Non-Fundamental Policies

The Portfolio may (i) pledge, hypothecate, mortgage or otherwise encumber its assets, but only to secure permitted borrowings; and (ii) invest up to 15% of the value of its net assets in repurchase agreements providing for settlement in more than seven days after notice and in other illiquid securities. See "Investment Objective and Management Policies--Investment Restrictions" in the Statement of Additional Information.


                                  RISK FACTORS

No investment is free from risk. Investing in the Portfolio will subject investors to certain risks which should be considered.

Net Asset Value Fluctuations

The Portfolio's net asset value per share is not fixed and should be expected to fluctuate. Investors should purchase Portfolio shares only as a supplement to an overall investment program and only if investors are willing to undertake the risks involved.

Equity Securities

Investors should be aware that equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and that fluctuations can be pronounced. Changes in the value of the equity securities in the Portfolio's portfolio will result in changes in the value of the Portfolio's shares and thus the Portfolio's yield and total return to investors. The Portfolio intends to remain almost fully invested in equity securities, even during times of significant market decline, when other funds might take a more defensive position by investing a greater amount of their assets in money market instruments or cash that are less likely to decline when market conditions are adverse for equities.

Foreign Equities

The Portfolio may invest in equity securities that are issued by foreign issuers and are traded in the United States. All such securities will be issued by foreign companies that comply with U.S. accounting standards. The Portfolio may also invest in sponsored ADRs which are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities of foreign corporations.

Investors should recognize that investments in foreign companies involves certain considerations that are not typically associated with investing in domestic companies. For instance, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend payments, political or social instability of diplomatic developments that could affect investments in those countries. Individual economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Foreign securities denominated in foreign currencies may be subject to the additional risk of fluctuations in the value of the currency as compared to the U.S. dollar. Foreign securities markets may be subject to greater volatility and may be less liquid than domestic markets. Transaction costs involving foreign securities tend to be higher than similar costs applicable to transactions in U.S. securities.

Futures and Options

The Portfolio may trade futures contracts, options and options on futures contracts. Investors should be aware that the use of derivative instruments such as futures and options requires special skills and knowledge and investment techniques that are different from what is required in other Portfolio investments. If the Adviser trades a futures or options contract at the wrong time or judges market conditions incorrectly, the strategies may result in a significant loss to the Portfolio and reduce the Portfolio's return. The Portfolio could also experience losses if the prices of its futures and options positions were not properly correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option. These risks and the strategies the Portfolio may use are described in greater detail in the Statement of Additional Information.

Non-Diversified Status

The Portfolio's classification as a "non-diversified" investment company means that the proportion of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. A "diversified" investment company is required by the 1940 Act generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer and to hold not more than 10% of the outstanding voting securities of a single issuer. However, the Portfolio intends to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Code, which generally requires that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Portfolio's total assets be invested in cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Portfolio's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies). Since a relatively high percentage of the Portfolio's assets may be invested in the securities of a limited number of issuers, some of which may be within the same industry or economic sector, the Portfolio's portfolio securities may be more susceptible to any single economic, political or regulatory occurrence than the portfolio securities of a diversified investment company.

Portfolio Turnover

The Adviser expects that the turnover in the securities held in the Portfolio (that is, the frequency that the Portfolio will buy and sell securities) will generally be 250% or greater. This portfolio turnover rate is significantly higher than the portfolio turnover rates of other mutual funds that invest in equity securities. A higher portfolio turnover rate means that the Portfolio will incur substantially higher brokerage costs and may realize a greater amount of short-term capital gains or losses. A high portfolio turnover rate may cause the Portfolio to lose its status as a "regulated investment company" (see "Dividends, Distributions and Taxes)."

Potential Investment Restrictions

It is possible that the Focus List will include stocks of issuers for which Bear Stearns or one of its affiliates performs banking services for which it receives fees, as well as stocks of issuers in which Bear Stearns or one of its affiliates makes a market and may have a long or short position in the stock. When Bear Stearns or one of its affiliates is engaged in an underwriting or other distribution of stock of an issuer, the Adviser may be prohibited from purchasing the stock of the issuer for the Portfolio. The activities of Bear Stearns or one of its affiliates may, from time to time, limit the Focus List Committee's ability to include stocks on the Focus List or the Portfolio's flexibility in purchasing and selling such stocks. In addition, the Focus List is available to other clients of Bear Stearns and its affiliates, including the Adviser, as well as the Portfolio.

Simultaneous Investments

Investment decisions for the Portfolio are made independently from those of other investment companies or accounts advised by the Adviser. However, if such other investment companies or accounts are prepared to invest in, or desire to dispose of, securities of the type in which the Portfolio invests at the same time as the Portfolio, available investments or opportunities for sales will be allocated equitably to each. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Portfolio or the price paid or received by the Portfolio.


                             MANAGEMENT OF THE FUND

Board of Trustees
The Trustees are responsible for the overall management and supervision of the Portfolio's business.

The Fund's business affairs are managed under the general supervision of its Board of Trustees. The Portfolio's Statement of Additional Information contains the name and general business experience of each Trustee.

Investment Adviser
The Portfolio's investment adviser is BSFM.

The Portfolio's investment adviser is BSFM, a wholly owned subsidiary of The Bear Stearns Companies Inc., which is located at 245 Park Avenue, New York, New York 10167. The Bear Stearns Companies Inc. is a holding company which, through its subsidiaries including its principal subsidiary, Bear Stearns, is a leading United States investment banking, securities trading and brokerage firm serving United States and foreign corporations, governments and institutional and individual investors. BSFM is a registered investment adviser and offers, either directly or through affiliates, investment advisory and administrative services to open-end and closed-end investment funds and other managed pooled investment vehicles with net assets at December 31, 1996 of over $2.9 billion.

BSFM supervises and assists in the overall management of the Portfolio's affairs under an Investment Advisory Agreement between BSFM and the Fund, subject to the overall authority of the Fund's Board of Trustees in accordance with Massachusetts law.

Mark Kurland, Chairman and Chief Executive Officer of Bear Stearns Asset Management, serves as Portfolio Manager of the Portfolio. Mr. Kurland also serves as Senior Managing Director of Bear, Stearns & Co. Inc.. He was previously Director of Global Research from 1991 to 1995 at Bear , Stearns & Co., Inc., where he also served as a member of the Investment Policy Committee, President's Advisory Counsel, Equities Subcommittee and the Funds Committee. He was previously Co-Head of Institutional Equities and Director of Research at Mabon, Nugent & Co.

The Portfolio pays BSFM an advisory fee at an annual rate equal to __% of average daily net assets.

Under the terms of the Investment Advisory Agreement, the Portfolio has agreed to pay BSFM a monthly fee at the annual rate of __% of the Portfolio's average daily net assets.

The Portfolio's administrator is BSFM. The Portfolio pays BSFM an administration fee at the annual rate of .15 of 1% of its average daily net assets.

Under the terms of an Administration Agreement with the Fund, BSFM generally supervises all aspects of the operation of the Portfolio, subject to the overall authority of the Fund's Board of Trustees in accordance with

Massachusetts law. For providing administrative services to the Portfolio, the Fund has agreed to pay BSFM a monthly fee at the annual rate of .15 of 1% of the Portfolio's average daily net assets. Under the terms of an Administrative Services Agreement with the Fund, PFPC Inc., the Portfolio's transfer agent, provides certain administrative services to the Portfolio. For providing these services, the Fund has agreed to pay PFPC Inc. an annual fee, as set forth below:

----------------------------------------------------------------------
PORTFOLIO'S                            ANNUAL FEE AS A PERCENTAGE OF
AVERAGE NET ASSETS                     AVERAGE DAILY NET ASSETS
----------------------------------------------------------------------
First $200 million....................      .__ of 1%
Next $200 million up to $400 million..      .__ of 1%
Next $200 million up to $600 million..      .__ of 1%
Assets in excess of $600 million......      .__ of 1%

The above-referenced fee is subject to a monthly minimum fee of $____.

From time to time, BSFM may waive receipt of its fees and/or voluntarily assume certain Portfolio expenses, which would have the effect of lowering the Portfolio's expense ratio and increasing yield to investors at the time such amounts are waived or assumed, as the case may be. The Portfolio will not pay BSFM at a later time for any amounts it may waive, nor will the Portfolio reimburse BSFM for any amounts it may assume. From time to time, PFPC Inc. may voluntarily waive a portion of its fee.

Brokerage commissions may be paid to Bear Stearns for executing transactions if the use of Bear Stearns is likely to result in price and execution at least as favorable as those of other qualified broker-dealers. The allocation of brokerage transactions also may take into account a broker's sales of the Portfolio's shares. See "Portfolio Transactions" in the Statement of Additional Information.

Bear Stearns has agreed to permit the Fund to use the name "Bear Stearns" or derivatives thereof as part of the Fund name for as long as the Investment Advisory Agreement is in effect.

Distributor

Bear Stearns, located at 245 Park Avenue, New York, New York 10167, serves as the Portfolio's principal underwriter and distributor of the Portfolio's shares pursuant to an agreement which is renewable annually.

Custodian and Transfer Agent

Custodial Trust Company, 101 Carnegie Center, Princeton, New Jersey 08540, an affiliate of Bear Stearns, is the Portfolio's custodian. PFPC Inc., Bellevue Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, is the Portfolio's transfer agent, dividend disbursing agent and registrar (the "Transfer Agent"). The Transfer Agent also provides certain administrative services to the Portfolio.

Expense Limitation

BSFM has undertaken until such time as it gives investors at least 60 days' notice to the contrary that, if in any fiscal year, certain expenses, including the investment advisory fee, exceed _____% of Class A Shares' average daily net assets for the fiscal year, BSFM may voluntarily waive a portion of its investment advisory fee or bear other expenses to the extent of the excess expense.


                                HOW TO BUY SHARES

General

An  initial  investment  is  $1,000,  $500  for  retirement  plans;   subsequent
investments must be at least $250, $100 for retirement plans; specify the Class you wish to purchase.

The minimum initial investment is $1,000, or $500 if the investment is for Keogh Plans, IRAs, SEP-IRAs and 403(b)(7) Plans with only one participant. Subsequent investments ordinarily must be at least $250 or $100 for retirement plans. Share certificates are issued only upon written request. No certificates are issued for fractional shares. The Portfolio reserves the right to reject any purchase order. The Portfolio reserves the right to vary the initial and subsequent investment minimum requirements at any time. Investments by employees of Bear Stearns and its affiliates are not subject to minimum investment requirements.

Purchases of the Portfolio's shares may be made through a brokerage account maintained with Bear Stearns or through certain investment dealers who are members of the National Association of Securities Dealers, Inc. who have sales agreements with Bear Stearns (an "Authorized Dealer"). Purchases of the Portfolio's shares also may be made directly through the Transfer Agent. When purchasing the Portfolio's shares, investors must specify which Class is being purchased.

Purchases are effected at the public offering price next determined after a purchase order is received by Bear Stearns, an Authorized Dealer or the Transfer Agent (the "trade date"). Payment for Portfolio shares generally is due to Bear Stearns or the Authorized Dealer on the third business day (the "settlement date") after the trade date. Investors who make payments before the settlement date may permit the payment to be held in their brokerage accounts or may designate a temporary investment for payment until the settlement date. If a temporary investment is not designated, Bear Stearns or the Authorized Dealer will benefit from the temporary use of the funds if payment is made before the settlement date.

Purchases can be made through Bear Stearns account executives, Authorized Dealers or the Transfer Agent.

Purchases through Bear Stearns account executives or Authorized Dealers may be made by check (except that a check drawn on a foreign bank will not be accepted), Federal Reserve draft or by wiring Federal Funds with funds held in brokerage accounts at Bear Stearns or the Authorized Dealer. Checks or Federal Reserve drafts should be made payable as follows: (i) to Bear Stearns or an investor's Authorized Dealer or (ii) to "The Bear Stearns Funds--Focus List Portfolio--Class A" if purchased directly from the Portfolio, and should be directed to the Transfer Agent: PFPC Inc., Attention: The Bear Stearns Funds--Focus List Portfolio--Class A, P.O. Box 8960, Wilmington, Delaware 19899-8960. Payment by check or Federal Reserve draft must be received within three business days of receipt of the purchase order by Bear Stearns or an Authorized Dealer. Orders placed directly with the Transfer Agent must be accompanied by payment. Bear Stearns (or an investor's Authorized Dealer) is responsible for forwarding payment promptly to the Fund. The Fund will charge $7.50 for each wire redemption. The payment proceeds of a redemption of shares recently purchased by check may be delayed as described under "How to Redeem Shares."

Investors who are not Bear Stearns clients may purchase Portfolio shares through the Transfer Agent. To make an initial investment in the Portfolio, an investor must establish an account with the Portfolio by furnishing necessary information to the Fund. An account with the Portfolio may be established by completing and signing the Account Information Form indicating which Class of shares is being purchased, a copy of which is attached to this Prospectus, and mailing it, together with a check to cover the purchase, to PFPC Inc., Attention: The Bear Stearns Funds--Focus List Portfolio--Class A, P.O. Box 8960, Wilmington, Delaware 19899-8960.

Subsequent purchases of shares may be made by checks made payable to the Fund and directed to the address set forth in the preceding paragraph. The Portfolio account number should appear on the check.

Shareholders may not purchase shares of the Fund with a check issued by a third party and endorsed over to the Fund.

Purchase orders received by Bear Stearns, an Authorized Dealer or the Transfer Agent before the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., New York time) on any day the Portfolio calculates its net asset value are priced according to the net asset value determined on that date. Purchase orders received after the close of trading on the New York Stock Exchange are priced as of the time the net asset value is next determined.

Net asset value is computed daily as of the close of regular trading on the New York Stock Exchange.

Shares of the Portfolio are sold on a continuous basis. Net asset value per share is determined as of the close of regular trading on the floor of the New York Stock Exchange (currently 4:00 p.m., New York time) on each business day. The net asset value per share of Class A Shares of the Portfolio is computed by dividing the value of the Portfolio's net assets represented by Class A Shares (i.e., the value of its assets less liabilities) by the total number of shares of Class A Shares outstanding. The Portfolio's investments are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by, or in accordance with procedures established by, the Fund's Board of Trustees. For further information regarding the methods employed in valuing the Portfolio's investments, see "Determination of Net Asset Value" in the Portfolio's Statement of Additional Information.

Federal regulations require that investors provide a certified Taxpayer Identification Number (a "TIN") upon opening or reopening an account. See "Dividends, Distributions and Taxes." Failure to furnish a certified TIN to the Fund could subject the investor to a $50 penalty imposed by the Internal Revenue Service (the "IRS").

The sales charge may vary depending on the dollar amount invested in the Portfolio.

The public offering price for Class A shares of the Portfolio is the net asset value per share of that Class plus a sales load, which is imposed in accordance with the following schedule:

--------------------------------------------------------------------------------
                                         TOTAL SALES LOAD
                                    ---------------------------
                                                                   DEALER
                                     AS A % OF                     CONCESSIONS
                                     OFFERING      AS A % OF NET   AS A %
                                     PRICE         ASSET VALUE     OF OFFERING
AMOUNT OF TRANSACTION                PER SHARE     PER SHARE       PRICE*
-----------------------------------------------------------------------------

Less than $50,000.................   4.75%         4.99%           4.25%

$50,000 to less than $100,000.....   4.25          4.44            3.75

$100,000 to less than $250,000....   3.75          3.90            3.25

$250,000 to less than $500,000....   3.25          3.36            3.00

$500,000 to less than $750,000....   2.75          2.83            2.50

$750,000 to less than $1,000,000..   2.25          2.30            2.00

$1,000,000 and above..............   0.00          0.00            0.00


There is no initial sales charge on purchases of $1,000,000 or more of Class A shares. However, if an investor purchases Class A shares without an initial sales charge as part of an investment of at least $1,000,000 and redeems those shares within one year after purchase, a CDSC of 1.00% will be imposed at the time of redemption. The terms contained in the section of the Fund's Prospectus entitled "How to Redeem Shares--Contingent Deferred Sales Charge" are applicable to the Class A shares subject to a CDSC. Letter of Intent and Right of Accumulation apply to such purchases of Class A shares.

The dealer concession may be changed from time to time but will remain the same for all dealers. From time to time, Bear Stearns may make or allow additional payments or promotional incentives to dealers that sell Class A shares. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of Class A shares. Dealers may receive a larger percentage of the sales load from Bear Stearns than they receive for selling most other funds.

Class A shares may be sold at net asset value to (a) Bear Stearns, its affiliates or their respective officers, directors or employees (including retired employees), any partnership of which Bear Stearns is a general partner, any Trustee or officer of the Fund and designated family members of any of the above individuals; (b) qualified retirement plans of Bear Stearns; (c) any employee or registered representative of any Authorized Dealer or their respective spouses and minor children; (d) trustees or directors of investment companies for which Bear Stearns or an affiliate acts as sponsor; (e) any state, country or city, or any instrumentality, department, authority or agency thereof, which is prohibited by applicable investment laws from paying a sales load or commission in connection with the purchase of Portfolio shares; (f) any institutional investment clients including corporate sponsored pension and profit-sharing

--------
* Until further notice to the contrary, the full amount of the sales load will be reallowed as a dealer concession.

plans, other benefit plans and insurance companies; (g) any pension funds, state and municipal governments or funds, Taft-Hartley plans and qualified non-profit organizations, foundations and endowments; (h) trust institutions (including bank trust departments) investing on their own behalf or on behalf of their clients; and (i) accounts as to which an Authorized Dealer charges an asset management fee. To take advantage of these exemptions, a purchaser must indicate its eligibility for an exemption to Bear Stearns along with its Account Information Form. Such purchaser agrees to notify Bear Stearns if, at any time of any additional purchases, it is no longer eligible for an exemption. Bear Stearns reserves the right to request certification or additional information from a purchaser in order to verify that such purchase is eligible for an exemption. Bear Stearns reserves the right to limit the participation of its employees in Class A shares of the Portfolio. Dividends and distributions reinvested in Class A shares of the Portfolio will be made at the net asset value per share on the reinvestment date.

Class A shares of the Portfolio also may be purchased at net asset value, with the proceeds from the redemption of shares of an investment company sold with a sales charge or commission and not distributed by Bear Stearns. However, if such investor redeems those shares within one year after purchase, a CDSC of 1.00% will be imposed at the time of redemption. This include shares of a mutual fund which were subject to a contingent deferred sales charge upon redemption. The purchase must be made within 60 days of the redemption, and Bear Stearns must be notified by the investor in writing, or by the investor's investment professional, at the time the purchase is made.

Bear Stearns will offer to pay Authorized Dealers an amount up to 1.00% of the net asset value of shares purchased by the dealers' clients or customers in this manner.

In addition, Class A Shares of the Portfolio may be purchased at net asset value by the following customers of a broker that operates a master account for purchasing and redeeming, and otherwise providing shareholder services in respect of Fund shares pursuant to agreements with the Fund or Bear Stearns: (i) investment advisers and financial planners who place trades for their own accounts or for the accounts of their clients and who charge a management, consulting or other fee, (ii) clients of such investment advisers and financial planners if such clients place trades through accounts linked to master accounts of such investment advisers or financial planners on the books and records of such broker and (iii) retirement and deferred compensation plans, and trusts used to fund such plans, including, but not limited to, plans or trusts defined in Section 401(a), 403(b) or 457 of the Code, and "rabbi trusts," provided, in each case, the purchase transaction is effected through such broker. The broker may charge a fee for transaction in Portfolio shares.

Right of Accumulation

Investors may qualify for a reduced sales charge.

Pursuant to the Right of Accumulation, certain investors are permitted to purchase Class A shares of the Portfolio at the sales charge applicable to the total of (a) the dollar amount then being purchased plus (b) the current public offering price of all Class A shares of the Portfolio, shares of the Fund's other portfolios and shares of certain other funds sponsored or advised by Bear Stearns, including the Emerging Markets Debt Portfolio of Bear Stearns Investment Trust, then held by the investor. The following purchases of Class A shares may be aggregated for the purposes of determining the amount of purchase and the corresponding sales load: (a) individual purchases on behalf of a single purchaser, the purchaser's spouse and their children under the age of 21 years including shares purchased in connection with a retirement account exclusively for the benefit of such individual(s), such as an IRA, and purchases made by a company controlled by such individual(s); (b) individual purchases by a trustee or other fiduciary account, including an employee benefit plan (such as employer-sponsored pension, profit-sharing and stock bonus plans, including plans under Section 401(k) of the Code, and medical, life and disability insurance trusts); or (c) individual purchases by a trustee or other fiduciary purchasing shares concurrently for two or more employee benefit plans of a single employer or of employers affiliated with each other. Subsequent purchases made under the conditions set forth above will be subject to the minimum subsequent investment of $250 and will be entitled to the Right of Accumulation.

Letter of Intent

By checking the appropriate box in the Letter of Intent section of the Account Information Form, investors become eligible for the reduced sales load applicable to the total number of Class A shares of the Portfolio, Class A shares of the Fund's other portfolios and shares of certain other funds sponsored or advised by Bear Stearns, including the Emerging Markets Debt Portfolio of Bear Stearns Investment Trust, purchased in a 13-month period pursuant to the terms and under the conditions set forth herein. A minimum initial purchase of $1,000 is required. The Transfer Agent will hold in escrow 5% of the amount indicated in the Account Information Form for payment of a higher sales load if the investor does not purchase the full amount indicated in the Account Information Form. The escrow will be released when the investor fulfills the terms of the Letter of Intent by purchasing the specified amount. If an investor's purchases qualify for a further sales load reduction, the sales load will be adjusted to reflect the total purchase at the end of 13 months. If total purchases are less than the amount specified, the investor will be requested to remit an amount equal to the difference between the sales load actually paid and the sales load applicable to the aggregate purchases actually made. If such remittance is not received within 20 days, the Transfer Agent, as attorney-in-fact, will redeem an appropriate number of shares held in escrow to realize the difference.

Checking a box in the Letter of Intent section of the Account Information Form does not bind an investor to purchase, or the Portfolio to sell, the full amount indicated at the sales load in effect at the time of signing, but the investor must complete the intended purchase to obtain the reduced sales load. At the time an investor purchases shares of any of the above-listed funds, the investor must indicate its intention to do so under the Letter of Intent section of the Account Information Form.

Systematic Investment Plan

The Portfolio offers shareholders convenient features and benefits, including the Systematic Investment Plan.

The Systematic Investment Plan permits investors to purchase shares of the Portfolio (minimum initial investment of $250 and minimum subsequent investments of $100 per transaction) at regular intervals selected by the investor. Provided the investor's bank or other financial institution allows automatic withdrawals, Portfolio shares may be purchased by transferring funds from the account designated by the investor. At the investor's option, the account designated will be debited in the specified amount, and Portfolio shares will be purchased once a month, on the twentieth day. Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated. Investors desiring to participate in the Systematic Investment Plan should call the Transfer Agent at 1-800-447-1139 to obtain the appropriate forms. The Systematic Investment Plan does not assure a profit and does not protect against loss in declining markets. Since the Systematic Investment Plan involves the continuous investment in the Portfolio regardless of fluctuating price levels of the Portfolio's shares, investors should consider their financial ability to continue to purchase through periods of low price levels. The Fund may modify or terminate the Systematic Investment Plan at any time or charge a service fee. No such fee currently is contemplated.

                              SHAREHOLDER SERVICES

Exchange Privilege

The Exchange Privilege permits easy purchases of other funds in the Bear Stearns family.

The Exchange Privilege enables an investor to purchase, in exchange for Class A Shares of the Portfolio, Class A Shares of the Fund's other portfolios or shares of certain other funds sponsored or advised by Bear Stearns, including the Emerging Markets Debt Portfolio of Bear Stearns Investment Trust, and the Money Market Portfolio of The RBB Fund, Inc., to the extent such shares are offered for sale in the investor's state of residence. These funds have different investment objectives which may be of interest to investors. To use this Privilege, investors should consult their account executive at Bear Stearns, their account executive at an Authorized Dealer or the Transfer Agent to determine if it is available and whether any conditions are imposed on its use.

To use this Privilege, exchange instructions must be given to the Transfer Agent in writing or by telephone. A shareholder wishing to make an exchange may do so by sending a written request to the Transfer Agent at the address given above in "How to Buy Shares--General." Shareholders are automatically provided with telephone exchange privileges when opening an account, unless they indicate on the account application that they do not wish to use this privilege. Shareholders holding share certificates are not eligible to exchange shares of the Portfolio by phone because share certificates must accompany all exchange requests. To add this feature to an existing account that previously did not provide for this option, a Telephone Exchange Authorization Form must be filed with the Transfer Agent. This form is available from the Transfer Agent. Once this election has been made, the shareholder may contact the Transfer Agent by telephone at 1-800-447-1139 to request the exchange. During periods of substantial economic or market change, telephone exchanges may be difficult to complete and shareholders may have to submit exchange requests to the Transfer Agent in writing.

If the exchanging shareholder does not currently own Class A Shares of the portfolio or fund whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options and Authorized Dealer of record as the account from which shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed by an eligible guarantor institution as described below. To participate in the Systematic Investment Plan, or establish automatic withdrawal for the new account, however, an exchanging shareholder must file a specific written request. The Exchange Privilege may be modified or terminated at any time, or from time to time, by the Fund on 60 days' notice to the affected portfolio or fund shareholders. The Fund, BSFM and Bear Stearns will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Fund will use such procedures as are considered reasonable, including recording those instructions and requesting information as to account registration (such as the name in which an account is registered, the account number, recent transactions in the account, and the account holder's Social Security number, address and/or bank).

Before any exchange, the investor must obtain and should review a copy of the current prospectus of the portfolio or fund into which the exchange is being made. Prospectuses may be obtained free of charge from Bear Stearns, any Authorized Dealer or the Transfer Agent. Except in the case of Personal
Retirement Plans, the shares being exchanged must have a current value of at least $250; furthermore, when establishing a new account by exchange, the shares being exchanged must have a value of at least the minimum initial investment required for the portfolio or fund into which the exchange is being made; if making an exchange to an existing account, the dollar value must equal or exceed the applicable minimum for subsequent investments. If any amount remains in the investment portfolio from which the exchange is being made, such amount must not be below the minimum account value required by the Portfolio or Fund.

Shares will be exchanged at the next determined net asset value; however, except in the instances described below, a sales load may be charged with respect to exchanges of Class A shares into portfolios or funds sold with a sales load. Generally, a sales load will be charged if the shares being exchanged were subject to a sales load which is lower than the sales load to which the shares being purchased are subject or were not subject to any sales load. If an investor is exchanging Class A into a portfolio or fund that charges a sales load, the investor may qualify for share prices which do not include the sales load or which reflect a reduced sales load, if the shares of the portfolio or fund from which the investor is exchanging were: (a) purchased with a sales load; (b) acquired by a previous exchange from shares purchased with a sales load; or (c) acquired through reinvestment of dividends or distributions paid with respect to the foregoing categories of shares. To qualify, at the time of the exchange the investor must notify Bear Stearns, the Authorized Dealer or the Transfer Agent. Any such qualification is subject to confirmation of the Investor's holdings through a check of appropriate records. No fees currently are charged shareholders directly in connection with exchanges, although the Fund reserves the right, upon not less than 60 days' written notice, to charge shareholders a $5.00 fee in accordance with rules promulgated by the Securities and Exchange Commission. The Fund reserves the right to reject any exchange request in whole or in part. The Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

The exchange of Class A Shares of one portfolio or fund for Class A Shares of another is treated for Federal income tax purposes as a sale of the Class A Shares given in exchange by the shareholder and, therefore, an exchanging shareholder may realize a taxable gain or loss.

Redirected Distribution Option

The Redirected Distribution Option permits investment of investors' dividends and distributions in shares of other funds in the Bear Stearns family.

The Redirected Distribution Option enables a shareholder to invest automatically dividends and/or capital gain distributions, if any, paid by the Portfolio in Class A Shares of another portfolio of the Fund or a fund advised or sponsored by Bear Stearns of which the shareholder is an investor, or the Money Market Portfolio of The RBB Fund, Inc. Shares of the other portfolio or fund will be purchased at the then-current net asset value. If an investor is investing in a class that charges a CDSC, the shares purchased will be subject on redemption to the CDSC, if any, applicable to the purchased shares.

This privilege is available only for existing accounts and may not be used to open new accounts. Minimum subsequent investments do not apply. The Fund may modify or terminate this privilege at any time or charge a service fee. No such fee currently is contemplated.


                              HOW TO REDEEM SHARES

General

The redemption price will be based on the net asset value next computed after receipt of a redemption request.

Investors may request redemption of Portfolio shares at any time. Redemption requests may be made as described below. When a request is received in proper form, the Portfolio will redeem the shares at the next determined net asset value. If the investor holds Portfolio shares of more than one Class, any request for redemption must specify the Class of shares being redeemed. If the investor fails to specify the Class of shares to be redeemed or if the investor owns fewer shares of the Class than specified to be redeemed, the redemption request may be delayed until the Transfer Agent receives further instructions from the investor, the investor's Bear Stearns account executive or the investor's Authorized Dealer. The Fund imposes no charges (other than any applicable CDSC) when shares are redeemed directly through Bear Stearns.

The Portfolio ordinarily will make payment for all shares redeemed within three days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission. However, if an investor has purchased Portfolio shares by check and subsequently submits a redemption request by mail, the redemption proceeds will not be transmitted until the check used for investment has cleared, which may take up to 15 days. The Fund will reject requests to redeem shares by telephone or wire for a period of 15 days after receipt by the Transfer Agent of the purchase check against which such redemption is requested. This procedure does not apply to shares purchased by wire payment.

The Fund reserves the right to redeem investor accounts at its option upon not less than 60 days' written notice if the account's net asset value is $750 or less, for reasons other than market conditions, and remains so during the notice period. Shareholders who have redeemed Class A shares may reinstate their Portfolio account without a sales charge up to the dollar amount redeemed by purchasing Class A shares of the Portfolio within 60 days of the redemption. To take advantage of this reinstatement privilege, shareholders must notify their Bear Stearns account executive, Authorized Dealer or the Transfer Agent at the time the privilege is exercised.

Contingent Deferred Sales Charge

Class A shares of the Portfolio may be subject to a CDSC of 1% upon redemption within one year of purchase.

A CDSC of 1% payable to Bear Stearns is imposed on any redemption of Class A shares within one year of the date of purchase by any investor that purchased Class A shares as part of an investment of at least $1,000,000. A CDSC of 1% is also imposed on any redemption of Class A shares within one year of the date of purchase by any investor that purchased the shares with the proceeds from the redemption of shares of an investment company sold with a sales charge or commission and not distributed by Bear Stearns. No CDSC will be imposed to the extent that the net asset value of the Class A shares redeemed does not exceed
(i) the current net asset value of Class A shares acquired through reinvestment of dividends or capital gain distributions, plus (ii) increase in the net asset value of an investor's Class A shares above the dollar amount of all such investor's payments for the purchase of Class A shares held by the investor at the time of redemption. See the Statement of Additional Information for more information.

Procedures

Shareholders may redeem shares in several ways.

Redemption through Bear Stearns or Authorized Dealers
Clients with a brokerage account may submit redemption requests to their account executives or Authorized Dealers in person or by telephone, mail or wire. As the Fund's agent, Bear Stearns or Authorized Dealers may honor a redemption request by repurchasing Fund shares from a redeeming shareholder at the shares' net asset value next computed after receipt of the request by Bear Stearns or the Authorized Dealer. Under normal circumstances, within three days, redemption proceeds will be paid by check or credited to the shareholder's brokerage account at the election of the shareholder. Bear Stearns account executives or Authorized Dealers are responsible for promptly forwarding redemption requests to the Transfer Agent.

If an investor authorizes telephone redemption, the Transfer Agent may act on telephone instructions from any person representing himself or herself to be a representative of Bear Stearns or the Authorized Dealer and reasonably believed by the Transfer Agent to be genuine. The Fund will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if it does not follow such procedures, the Transfer Agent or the Fund may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Fund nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.

Redemption through the Transfer Agent
Shareholders who are not clients with a brokerage account who wish to redeem shares must redeem their shares through the Transfer Agent by mail; other shareholders also may redeem Fund shares through the Transfer Agent. Mail redemption requests should be sent to the Transfer Agent at: PFPC Inc.,
Attention: The Bear Stearns Funds--Focus List Portfolio--Class A, P.O. Box 8960, Wilmington, Delaware 19899-8960.

Additional Information about Redemptions
A shareholder may have redemption proceeds of $500 or more wired to the shareholder's brokerage account or a commercial bank account designated by the shareholder. A transaction fee of $7.50 will be charged for payments by wire. Questions about this option, or redemption requirements generally, should be referred to the shareholder's Bear Stearns account executive, to any Authorized Dealer, or to the Transfer Agent if the shares are not held in a brokerage account.

Written redemption instructions, indicating the Portfolio from which shares are to be redeemed, and duly endorsed stock certificates, if previously issued, must be received by the Transfer Agent in proper form and signed exactly as the shares are registered. All signatures must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Stock Exchanges Medallion Program and the Securities Transfer Agents Medallion Program ("STAMP"). Such guarantees must be signed by an authorized signatory thereof with "Signature Guaranteed" appearing with the shareholder's signature. If the signature is guaranteed by a broker or dealer, such broker or dealer must be a member of a clearing corporation and maintain net capital of at least $100,000. Signature-guarantees may not be provided by notaries public. Redemption requests by corporate and fiduciary shareholders must be accompanied by appropriate documentation establishing the authority of the person seeking to act on behalf of the account. Investors may obtain from the Fund or the Transfer Agent forms of resolutions and other documentation which have been prepared in advance to assist compliance with the Portfolio's procedures. Any questions with respect to signature-guarantees should be directed to the Transfer Agent by calling 1-800-447-1139.

During times of drastic economic or market conditions, investors may experience difficulty in contacting Bear Stearns or Authorized Dealers by telephone to request a redemption of Portfolio shares. In such cases, investors should consider using the other redemption procedures described herein. Use of these other redemption procedures may result in the redemption request being processed at a later time than it would have been if telephone redemption had been used. During the delay, the Portfolio's net asset value may fluctuate.

Automatic Withdrawal

Automatic Withdrawal permits investors to request withdrawal of a specified dollar amount (minimum of $25) on either a monthly or quarterly basis if the investor has a $5,000 minimum account. An application for Automatic Withdrawal can be obtained from Bear Stearns or the Transfer Agent. Automatic Withdrawal may be ended at any time by the investor, the Fund or the Transfer Agent. Shares for which certificates have been issued may not be redeemed through Automatic Withdrawal. Class A shares withdrawn pursuant to the Automatic Withdrawal will be subject to any applicable CDSC. Purchases of additional shares concurrent with withdrawals generally are undesirable.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends will be automatically reinvested in additional Portfolio shares at net asset value, unless payment in cash is requested or dividends are redirected into another fund pursuant to the Redirected Distribution Option.

The Portfolio ordinarily pays dividends from its net investment income and distributes net realized securities gains, if any, once a year, but it may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. The Portfolio will not make distributions from net realized securities gains unless capital loss carryovers, if any, have been utilized or have expired. Dividends are automatically reinvested in additional Class A Shares of the Portfolio at net asset value, unless payment in cash is requested or dividends are redirected into another fund pursuant to the Redirected Distribution Option. All expenses are accrued daily and deducted before declaration of dividends to investors. Dividends paid by each Class of the Portfolio will be calculated at the same time and in the same manner and will be of the same amount, except that the expenses attributable solely to a particular class will be borne exclusively by such Class.

Dividends derived from net investment income, together with distributions from net realized short-term securities gains and all or a portion of any gains realized from the sale or disposition of certain market discount bonds, paid by the Portfolio will be taxable to U.S. shareholders as ordinary income, whether received in cash or reinvested in additional shares of the Portfolio or redirected into another portfolio or fund. Distributions from net realized long-term securities gains of the Portfolio will be taxable to U.S. shareholders as long-term capital gains for Federal income tax purposes, regardless of how long shareholders have held their Portfolio shares and whether such distributions are received in cash or reinvested in, or redirected into, other shares. The Code provides that the net capital gain of an individual generally will not be subject to Federal income tax at a rate in excess of 28%.
Dividends and distributions may be subject to state and local taxes.

Dividends, together with distributions from net realized short-term securities gains and all or a portion of any gains realized from the sale or other disposition of market discount bonds, paid by the Portfolio to a foreign investor generally are subject to U.S. nonresident withholding taxes at the rate of 30%, unless the foreign investor claims the benefit of a lower rate specified in a tax treaty. Distributions from net realized long-term securities gains paid by the Portfolio to a foreign investor as well as the proceeds of any redemptions from a foreign investor's account, regardless of the extent to which gain or loss may be realized, generally will not be subject to U.S. nonresident withholding tax. However, such distributions may be subject to backup withholding, as described below, unless the foreign investor certifies his non-U.S. residency status.

Notice as to the tax status of investors' dividends and distributions will be mailed to them annually. Investors also will receive periodic summaries of their accounts which will include information as to dividends and distributions from securities gains, if any, paid during the year.

The Code provides for the "carryover" of some or all of the sales load imposed on the Portfolio's Class A shares if an investor exchanges such shares for shares of another fund or portfolio advised or sponsored by BSFM or its affiliates within 91 days of purchase and such other fund reduces or eliminates its otherwise applicable sales load for the purpose of the exchange. In this case, the amount of the sales load charged the investor for such shares, up to the amount of the reduction of the sales load charge on the exchange, is not included in the basis of such shares for purposes of computing gain or loss on the exchange, and instead is added to the basis of the fund shares received on the exchange.

Federal regulations generally require the Fund to withhold ("backup withholding") and remit to the U.S. Treasury 31% of dividends, distributions from net realized securities gains and the proceeds of any redemption, regardless of the extent to which gain or loss may be realized, paid to a shareholder if such shareholder fails to certify either that the TIN furnished in connection with opening an account is correct or that such shareholder has not received notice from the IRS of being subject to backup withholding as a result of a failure to properly report taxable dividend or interest income on a Federal income tax return. Furthermore, the IRS may notify the Fund to institute backup withholding if the IRS determines a shareholder's TIN is incorrect or if a shareholder has failed to properly report taxable dividend and interest income on a Federal income tax return.

A TIN is either the Social Security number or employer identification number of the record owner of the account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner's Federal income tax return.

The Portfolio is not expected to have any Federal tax liability; although investors should expect to be subject to Federal, state or local taxes in respect of their investment in Portfolio shares.

Management of the Fund intends to have the Portfolio qualify as a "regulated investment company" under the Code and, thereafter, to continue to so qualify if such qualification is in the best interests of its shareholders. Such qualification relieves the Portfolio of any liability for Federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code. In addition, the Portfolio is subject to a non-deductible 4% excise tax, measured with respect to certain undistributed amounts of taxable investment income and capital gains.

The Portfolio anticipates that there will be high portfolio turnover rate, which may result in the Portfolio losing its qualification as a regulated investment company. In this event, the Portfolio would be subject to federal income tax on its net income at regular corporate rates (without a deduction for distributions to shareholders). When distributed, such income would then be taxable to shareholders as ordinary income to the extend of the Portfolio's earnings and profits. Although Management intends to have the Portfolio qualify as a regulated investment company, there can be no assurance that it will achieve this goal.

Each investor should consult its tax adviser regarding specific questions as to Federal, state or local taxes.

                             PERFORMANCE INFORMATION

The Portfolio may advertise its performance in a number of ways.

For purposes of advertising, performance for Class A Shares may be calculated on the basis of average annual total return and/or total return. These total return figures reflect changes in the price of the shares and assume that any income dividends and/or capital gains distributions made by the Portfolio during the measuring period were reinvested in Class A Shares. These figures also take into account any applicable distribution and shareholder servicing fees.

Average annual total return is calculated pursuant to a standardized formula which assumes that an investment in the Portfolio was purchased with an initial payment of $1,000 and that the investment was redeemed at the end of a stated period of time, after giving effect to the reinvestment of dividends and distributions, if any, during the period. The return is expressed as a percentage rate which, if applied on a compounded annual basis, would result in the redeemable value of the investment at the end of the period. Advertisements of the Portfolio's performance will include the Portfolio's average annual total return for one, five and ten year periods, or for shorter periods depending upon the length of time during which the Portfolio has operated. Computations of average annual total return for periods of less than one year represent an annualization of the Portfolio's actual total return for the applicable period.

Total return is computed on a per share basis and assumes the reinvestment of dividends and distributions, if any. Total return generally is expressed as a percentage rate which is calculated by combining the income and principal changes for a specified period and dividing by the net asset value per share at the beginning of the period. Advertisements may include the percentage rate of total return or may include the value of a hypothetical investment at the end of the period which assumes the application of the percentage rate of total return. Total return for the Portfolio also may be calculated by using the net asset value per share at the beginning of the period instead of the maximum offering price per share at the beginning of the period for Class A shares. Calculations based on the net asset value per share do not reflect the deduction of the sales load on the Portfolio's Class A shares, which, if reflected, would reduce the performance quoted.

Performance will vary from time to time and past results are not necessarily representative of future results. Investors should remember that performance is a function of portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses. Performance information, such as that described above, may not provide a basis for comparison with other investments or other investment companies using a different method of calculating performance.

Comparative performance information may be used from time to time in advertising or marketing the Portfolio's shares, including data from Lipper Analytical Services, Inc., Standard & Poor's 500 Composite Stock Price Index, Wilshire 4500 Stock Index, Russell Small Cap Index, the Dow Jones Industrial Average, the Bear Stearns Research Focus List and other industry publications.

The Bear Stearns Research Focus List

The   performance   of  the  Focus  List  since  1992,   as  measured  by  Zacks
InvestmentResearch, Inc., an independent provider of investment research, is as follows:

Focus List Compared to S&P 500

-------------------------------------------------------------------
                            Focus List                     S&P 500
-------------------------------------------------------------------
1992
-------------------------------------------------------------------
1Q                            1.68%                       -2.53%
-------------------------------------------------------------------
2Q                           -3.71%                        1.90%
-------------------------------------------------------------------
3Q                            3.50%                        3.15%
-------------------------------------------------------------------
4Q                           10.09%                        5.04%
-------------------------------------------------------------------
Year                         11.56%                        7.61%
-------------------------------------------------------------------
Since Inception              11.56%                        7.61%
-------------------------------------------------------------------
1993
-------------------------------------------------------------------
1Q                           -0.03%                        4.37%
-------------------------------------------------------------------
2Q                           -0.78%                        0.49%
-------------------------------------------------------------------
3Q                            5.81%                        2.58%
-------------------------------------------------------------------
4Q                            4.78%                        2.32%
-------------------------------------------------------------------
Year                          9.97%                       10.08%
-------------------------------------------------------------------
Since Inception              22.68%                       18.47%
-------------------------------------------------------------------
1994
-------------------------------------------------------------------
1Q                           -0.68%                       -3.79%
-------------------------------------------------------------------
2Q                            0.01%                        0.42%
-------------------------------------------------------------------
3Q                            7.43%                        4.89%
-------------------------------------------------------------------
4Q                           -2.94%                       -0.02%
-------------------------------------------------------------------
Year                          3.57%                        1.32%
-------------------------------------------------------------------
Since Inception              27.06%                       20.03%
-------------------------------------------------------------------
1995
-------------------------------------------------------------------
1Q                           11.42%                        9.74%
-------------------------------------------------------------------
2Q                           11.22%                        9.55%
-------------------------------------------------------------------
3Q                            9.30%                        7.94%
-------------------------------------------------------------------
4Q                            2.57%                        6.02%
-------------------------------------------------------------------
Year                         38.92%                       37.57%
-------------------------------------------------------------------
Since Inception              76.52%                       65.13%
-------------------------------------------------------------------
1996
-------------------------------------------------------------------
1Q                            5.17%                        5.37%
-------------------------------------------------------------------
2Q                            8.84%                        4.49%
-------------------------------------------------------------------
3Q                            6.79%                        3.09%
-------------------------------------------------------------------
4Q                            3.62%                        8.46%
-------------------------------------------------------------------
Year                         26.66%                       23.10%
-------------------------------------------------------------------
Since Inception             123.59%                      103.28%
-------------------------------------------------------------------

Performance of the Focus List for the periods indicated is measured on an "equal-weighted" basis. That is, the performance reflects the percentage increase or decrease of the value of one share of each stock contained in the Focus List. Focus List returns reflect transaction fees of 1%, and returns are compounded month to month.


Focus List  Compared to S&P 500 -  Annualized  (for Periods  Ended  December 31,
1996)

--------------------------------------------------------------
                      Focus List                      S&P 500
--------------------------------------------------------------
1 yr.                   26.66%                        23.10%
--------------------------------------------------------------
3 yr.                   22.12%                        19.70%
--------------------------------------------------------------
5 yr.                   17.46%                        15.24%
--------------------------------------------------------------

Past Performance of the Focus List Does Not Indicate Future Performance of the Portfolio.

There is no guarantee that the future performance of the Portfolio will match the historical performance of the Focus List, and the Portfolio's future performance may vary significantly from that of the Focus List, because, among other things:

o weightings of individual stocks in the Portfolio will differ from the weightings assigned to the Focus List;

o    securities in the Portfolio will have different cost bases and sale prices;

o the Portfolio is subject to certain restrictions that do not apply to the Focus List, including limits on diversification of investments and industry concentration;

o The Portfolio may invest a limited portion of its assets in short-term money market securities and stocks that are not included on the Focus List.

o the Portfolio may hold securities deleted from the Focus List for a period of time if the Portfolio Manager believes that selling the security would result in unacceptable losses or could result in the Portfolio losing its status as a "regulated investment company" under federal tax laws;

o the timing of purchases and sales of securities in the Portfolio may vary due to market forces and cash flows due to purchases and redemptions; and o the Portfolio's annualized management fees and operating expenses are expected to be higher than the 1% transaction fees reflected in the above performance figures.

                               GENERAL INFORMATION

The Fund was organized as an unincorporated business trust under the laws of The Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust (the "Trust Agreement") dated September 29, 1994. The Fund commenced operations on or about April 3, 1995 in connection with the offer of shares of certain of its other portfolios. The Fund is authorized to issue an unlimited number of shares of beneficial interest, par value $.001 per share. The Portfolio's shares are classified into two Classes--Class A and Class Y. Each share has one vote and shareholders will vote in the aggregate and not by Class, except as otherwise required by law.

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Portfolio. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Portfolio and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or a Trustee. The Trust Agreement provides for indemnification from the Portfolio's property for all losses and expenses of any shareholder held personally liable for the obligations of the Portfolio. Thus, the risk of a shareholder incurring financial loss on account of a shareholder liability is limited to circumstances in which the Portfolio itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by the Portfolio, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Portfolio. The Fund's Trustees intend to conduct the operations of the Portfolio in a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Portfolio. As discussed under "Management of the Fund" in the Portfolio's Statement of Additional Information, the Portfolio ordinarily will not hold shareholder meetings; however, shareholders under certain circumstances may have the right to call a meeting of shareholders for the purpose of voting to remove Trustees.

To date, the Fund's Board has authorized the creation of seven portfolios of shares. All consideration received by the Fund for shares of one of the portfolios and all assets in which such consideration is invested will belong to that portfolio (subject only to the rights of creditors of the Fund) and will be subject to the liabilities related thereto. The assets attributable to, and the expenses of, one portfolio (and as to classes within a portfolio) are treated separately from those of the other portfolios (and classes). The Fund has the ability to create, from time to time, new portfolios of shares without shareholder approval.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Fund, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by such matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of such portfolio in the matter are identical or that the matter does not affect any interest of such portfolio. However, the Rule exempts the selection of independent accountants and the election of Trustees from the separate voting requirements of the Rule.

The Transfer Agent maintains a record of share ownership and will send confirmations and statements of account.

Shareholder  inquiries  may be  made  by  writing  to the  Fund  at  PFPC  Inc.,
Attention: Focus List Portfolio, P.O. Box 8960, Wilmington, Delaware 19899-8960, by calling 1-800-447-1139 or by calling Bear Stearns at 1-800-766-4111.

                                    APPENDIX

Investment Techniques

In connection with its investment objective and policies, the Portfolio may employ, among others, the following investment techniques which may involve certain risks.

Lending Portfolio Securities

The Portfolio may earn additional income by lending its portfolio securities.

From time to time, the Portfolio may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. Such loans may not exceed 331/3% of the value of the Portfolio's total assets. In connection with such loans, the Portfolio will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Portfolio can increase its income through the investment of such collateral. The Portfolio continues to be entitled to payments in amounts equal to the interest, dividends and other distributions payable on the loaned security and receives interest on the amount of the loan. Such loans will be terminable at any time upon specified notice. The Portfolio might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Portfolio.

Borrowing Money

The Portfolio may borrow money.

As a fundamental policy, the Portfolio is permitted to borrow to the extent permitted under the 1940 Act. The 1940 Act permits an investment company to borrow in an amount up to 331/3% of the value of such company's total assets. However, the Portfolio currently intends to borrow money only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the Portfolio's total assets, the Portfolio will not make any additional investments.

Certain Portfolio Securities

Foreign Securities

The Portfolio may purchase foreign securities.
The Portfolio may purchase securities of foreign issuers, which may involve more risks than investment in securities issued by domestic companies. Securities of foreign issuers may be traded in the United States in the form of American Depository Receipts (ADRs) and other similar instruments, but most are traded primarily in foreign markets. The risks of investing in foreign securities include, among other things:

o Political and economic risk. Foreign investments are subject to increased political and economic risks, especially in developing countries. In some countries, there is the risk that assets may confiscated or taxed by foreign governments.

o Regulatory risk. Foreign securities markets may be subject to less government regulation and foreign issuers may not be subject to uniform accounting, auditing and financial reporting standards.

o Currency risk. Foreign securities denominated in foreign currencies may be subject to the additional risk of fluctuations in the value of the currency as compared to the U.S. dollar.

o Market risk. Foreign securities markets may be subject to greater volatility and may be less liquid than domestic markets.

o     Transaction costs. Transaction costs involving foreign securities tend to
be   higher   than   similar   costs   applicable   to   transactions   in  U.S.
securities.Convertible Securities

Money Market Instruments

The Portfolio may invest in a variety of money market instruments.
The Portfolio may invest, in the circumstances described under "Description of the Fund--Management Policies," in the following types of money market instruments, each of which at the time of purchase must have or be deemed to have under rules of the Securities and Exchange Commission remaining maturities of 13 months or less. Under normal circumstances, the Portfolio does not expect to invest more than 5% of its total assets in money market instruments or cash.

U.S. Government Securities The Portfolio may purchase securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, which include U.S. Treasury securities that differ in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, by the right of the issuer to borrow from the U.S. Treasury; others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. Principal and interest may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

Bank Obligations
The Portfolio may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, the Portfolio may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities and the possible seizure or nationalization of foreign deposits.

Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Portfolio will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. The Portfolio will not invest more than 15% of the value of its net assets in time deposits maturing in more than seven days and in other securities that are illiquid.

Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.

Repurchase Agreements
Repurchase agreements involve the acquisition by the Portfolio of an underlying debt instrument, subject to an obligation of the seller to repurchase, and the Portfolio to resell, the instrument at a fixed price usually not more than one week after its purchase. Certain costs may be incurred by the Portfolio in connection with the sale of the securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, realization on the securities by the Portfolio may be delayed or limited.

Commercial Paper and Other Short-Term Corporate Obligations

Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Portfolio will consist only of direct obligations which, at the time of their purchase, are (a) rated not lower than Prime-1 by Moody's Investors Service Inc. ("Moody's"), A-1 by Standard & Poor's Ratings Group, a division of The McGraw-Hill Companies, Inc. ("S&P"), F-1 by Fitch Investors Service, L.P. ("Fitch") or Duff-1 by Duff & Phelps Credit Rating Co. ("Duff"), (b) issued by companies having an outstanding unsecured debt issue currently rated not lower than Aa3 by Moody's or AA- by S&P, Fitch or Duff, or (c) if unrated, determined by the Advisers to be of comparable quality to those rated obligations which may be purchased by the Portfolio. The Portfolio may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of one year, but which permit the holder to demand payment of principal at any time or at specified intervals.

Investment Company Securities

The Portfolio may invest in securities of other investment companies.
The Portfolio may invest in securities issued by other investment companies. Under the 1940 Act, the Portfolio's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Portfolio's total assets with respect to any one investment company and (iii) 10% of the Portfolio's total assets in the aggregate. Investments in the securities of other investment companies will involve duplication of advisory fees and certain other expenses.

Illiquid Securities

The Portfolio may purchase illiquid securities.
The Portfolio may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Portfolio's investment objective. Such securities may include securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale, repurchase agreements providing for settlement in more than seven days after notice, and options traded in the over-the-counter market and securities used to cover such options. As to these securities, the Portfolio is subject to a risk that should the Portfolio desire to sell them when a ready buyer is not available at a price the Portfolio deems representative of their value, the value of the Portfolio's net assets could be adversely affected.

THE
BEAR STEARNS
FUNDS

245 Park Avenue
New York, NY 10167
1.800.766.4111

Distributor
Bear, Stearns & Co. Inc.
245 Park Avenue
New York, NY 10167

Investment Adviser and Administrator
Bear Stearns Funds Management Inc.
245 Park Avenue
New York, NY 10167

Custodian
Custodial Trust Company
101 Carnegie Center
Princeton, NJ 08540

Transfer & Dividend
Disbursement Agent
PFPC Inc.
Bellevue Corporate Center
400 Bellevue Parkway
Wilmington, DE 19809

Counsel
Kramer, Levin, Naftalis & Frankel
919 Third Avenue
New York, NY 10022

Independent Auditors
Deloitte & Touche LLP
Two World Financial Center
New York, NY 10281-1434

NO  PERSON  HAS  BEEN  AUTHORIZED  TO  GIVE  ANY  INFORMATION  OR  TO  MAKE  ANY
REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THE FOCUS LIST PORTFOLIO'S PROSPECTUS AND IN THE FOCUS LIST PORTFOLIO'S SALES LITERATURE IN CONNECTION WITH THE OFFER OF THE FOCUS LIST PORTFOLIO'S SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THE FOCUS LIST PORTFOLIO'S PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                             THE BEAR STEARNS FUNDS
                245 PARK AVENUE NEW YORK, NY 10167 1-800-766-4111

PROSPECTUS
                              Focus List Portfolio
                               Class Y Shares Only

The Bear Stearns Funds (the "Fund") is an open-end management investment company, known as a mutual fund. The Fund permits you to invest in separate portfolios. By this Prospectus, Class Y Shares of the Focus List Portfolio, a non-diversified portfolio (the "Portfolio"), are offered. The Portfolio's investment objective is capital appreciation. The Portfolio seeks to achieve this objective by investing primarily in a portfolio of equity securities of U.S. issuers that, at the time of purchase, are included on the Bear Stearns Research Focus List (the "Focus List") developed by Bear Stearns' Equity Research Department.

The Focus List typically consists of twenty stocks chosen from those stocks currently rated as Buy or Attractive by a Bear Stearns research analyst. The stocks are selected for inclusion on the Focus List by the Focus List Committee (See p. ____ for a description of the Focus List Committee) based upon the expectation that the selected stocks will outperform the total return realized on the Standard & Poor's Index of 500 Common Stocks (the "S&P 500 Index") over the next three to six months. There can be no assurance that the Portfolio will achieve its investment objective.

Class Y Shares are sold at net asset value without a sales charge to investors whose minimum investment is $2.5 million. The Portfolio issues another Class of shares that has sales charges and different expenses which would affect performance. Investors desiring to obtain information about this other Class of shares should call 1-800-766- 4111 or ask their sales representative or the Portfolio's distributor.

Bear Stearns Funds Management Inc. ("BSFM"), a wholly-owned subsidiary of The Bear Stearns Companies Inc., serves as the Portfolio's investment adviser. BSFM is referred to herein as the "Adviser."

Bear, Stearns & Co. Inc. ("Bear Stearns"), an affiliate of BSFM, serves as the Portfolio's distributor.


This Prospectus sets forth concisely information about the Portfolio that you should know before investing. It should be read and retained for future reference.

Part B (also known as the Statement of Additional Information), dated _____________, 1997, which may be revised from time to time, provides a further discussion of certain areas in this Prospectus and other matters which may be of interest to some investors. It has been filed with the Securities and Exchange Commission and is incorporated herein by reference. For a free copy, write to the address or call one of the telephone numbers listed under "General Information" in this Prospectus.


Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

The net asset value of funds of this type will fluctuate.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                            _________________, 1997

                                Table of Contents


                                                                            PAGE

Fee Table..............................................................

Description of the Fund................................................

Risk Factors...........................................................

Management of the Fund.................................................

How to Buy Shares .....................................................

Shareholder Services...................................................

How to Redeem Shares...................................................

Dividends, Distributions and Taxes.....................................

Performance Information................................................

General Information....................................................

Appendix...............................................................     A-1

                                    FEE TABLE

A summary of estimated expenses investors will incur when investing in the Class Y Shares of the Portfolio offered pursuant to this Prospectus is set forth below.

Shareholder Transaction Expenses

     Maximum Sales Load Imposed on Purchases (as a percentage of offering price).....................   None

     Maximum Deferred Sales Charge Imposed on Redemptions (as a percentage of the amount                None
     subject to charge)..............................................................................

Annual Portfolio Operating Expenses (as a percentage of average daily net assets)

     Management Fees.................................................................................   ___%

     12b-1 Fees......................................................................................   ___%

     Other Expenses (after expense reimbursement)*...................................................   ___%

     Total Portfolio Operating Expenses (after fee waiver and expense reimbursement)*................   ___%

     Example:
     You would pay the following  expenses on a $1,000  investment,  assuming (1) 5%
     annual return and (2) redemption at the end of each time period:

         1 Year..................................................................................   $

         3 Years.................................................................................   $
                                                                                                  ======================

* BSFM has undertaken to waive its investment advisory fee and assume certain expenses of the Portfolio other than brokerage commissions, extraordinary items, interest and taxes to the extent Total Portfolio Operating Expenses exceed _____% for Class Y Shares.

The amounts listed in the example should not be considered as representative of past or future expenses and actual expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, the Portfolio's actual performance will vary and may result in an actual return greater or less than 5%.

The purpose of the foregoing table is to assist you in understanding the costs and expenses borne by the Portfolio and investors, the payment of which will reduce investors' annual return. In addition to the expenses noted above, the Fund will charge $7.50 for each wire redemption. See "How to Redeem Shares." For a description of the expense reimbursement or waiver arrangements in effect, see "Management of the Fund."

                             DESCRIPTION OF THE FUND

General
The Fund is a "series fund."

The Fund is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (the "1940 Act"), and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. As described below, for certain matters Fund shareholders vote together as a group; as to others they vote separately by portfolio. By this Prospectus, shares of the Portfolio are being offered. From time to time, other portfolios may be established and sold pursuant to other offering documents. See "General Information."

Investment Objective

The Portfolio seeks to provide capital appreciation

The Portfolio's investment objective is capital appreciation. The Portfolio's investment objective cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Portfolio's investment objective will be achieved.

Management Policies

The Focus List Fund

The Portfolio seeks to invest primarily in the common stocks of the U.S. and also foreign issuers that, at the time of purchase, are on the Bear Stearns Equity Research Focus List (the "Focus List"). The Portfolio is designed for investors seeking to maximize returns on a fully invested, all-equity portfolio. The Portfolio is not a market-timing vehicle. Except for short-term liquidity purposes, cash reserves are not expected to exceed 10% of Portfolio assets.

The Bear Stearns Research Focus List

The Bear Stearns Equity Research Department has over 70 equity analysts who cover more than 900 common stocks of U.S. and foreign companies. Using a rating system of "1" through "5", analysts assign stocks the following ratings: 1 ("Buy", the highest rating), 2 ("Attractive"), 3 ("Neutral"), 4 ("Avoid"), 5 ("Sell"). Approximately 300 stocks are rated as Buy or Attractive by a Bear Stearns Research analyst.

A Buy rating is assigned to stocks that the Bear Stearns Research analyst and the Research Stock Selection Committee (comprised of senior Research personnel) feel will significantly outperform the market over the next six to twelve months because of a catalyst or near-term event that will trigger upward movement in the stock's price. These catalysts can include a change in management, the introduction of a new product or a change in the industry outlook. (See p. 18 for information about historical performance of the Focus List.) An Attractive rating means that an analyst has determined that the stock has solid long-term growth prospects either because of, or in comparison to, its industry and that it is undervalued in comparison to its industry.

Domestic and international stocks and American Depositary Receipts (ADRs) rated Buy (1) or Attractive (2) are eligible for inclusion on the Focus List. Stocks are picked by the Focus List Committee, whose current members are Kathryn Booth, Director of Global Research for Bear Stearns, and Elizabeth Mackay, Chief Investment Strategist of Bear Stearns. The Committee generally maintains twenty stocks on the list and any new additions are usually accompanied by a comparable number of deletions. The Committee monitors the List daily, and candidates are considered based on any one or more of the following criteria: market outlook, perception of the stock's sector, and an analyst's view of the stock's current valuation relative to the market and its industry. Stock that are downgraded below Attractive by an analyst are automatically deleted from the Focus List. However, the Focus List Committee may delete stocks for other reasons including, but not limited to, achievement of its target price range, the failure of a catalyst to materialize or have its expected effect, and/or the appearance of new, more attractive opportunities.

Types of Investments

Equities

Domestic and foreign common stocks, and American Depositary Receipts (ADRs) are eligible for inclusion on the Focus List.

Money Market Instruments

The Portfolio may invest, in anticipation of investing cash positions, in money market instruments consisting of U.S. Government securities, certificates of deposit, time deposits, bankers' acceptances, short-term investment-grade commercial obligations and other short-term debt instruments, and repurchase agreements, as set forth in the Appendix. Under normal market conditions, the Portfolio expects to have less than 10% of its total assets invested in money market instruments.

Options on Securities and Indices

In certain circumstances, the Portfolio may engage in options transactions, such as purchasing put or call options or writing covered call options. The Portfolio may purchase call options to gain market exposure in a particular sector while limiting downside risk. The Portfolio may purchase put options in order to hedge against an anticipated loss in value of Portfolio securities. The principal reason for writing covered call options, which are call options with respect to which the Portfolio owns the underlying security or securities, is to realize, through the receipt of premiums, a greater return than would be realized on the Portfolio's securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. (See "Risk Factors" on page 7 and the Statement of Additional Information for individual risk factors).

Futures and Options on Futures

The Portfolio may buy and sell futures contracts and related options on securities indices and related interest rates for a number of purposes. It may do so to try to manage its exposure to the possibility that the prices of its portfolio securities and instruments may decline or to establish a position in the futures or options market as a temporary substitute for purchasing individual securities or instruments. It may do so in an attempt to enhance its income or return by purchasing and selling call and put options on futures contracts on financial indices or securities. It also may use interest rate futures to try to manage its exposure to changing interest rates. Investments in futures and options on futures involve certain risks. (See "Risk Factors" on page 7 and the Statement of Additional Information).

Investment Strategy

Generally, as soon as practicable after public announcement, the Adviser will purchase a security that has been added to the Focus List, and will sell a security when the security has been removed from the Focus List. The Adviser determines what percentage of the Portfolio's total assets are to be allocated into each Focus List stock and makes changes in allocation percentages as investment and economic conditions change. The Adviser intends to allocate portfolio transactions so that the Portfolio qualifies as a "regulated investment company" under federal tax law, although there can be no assurance that this goal will be achieved (see "Dividends, Distributions and Taxes"). Depending upon market conditions and to the extent the Portfolio needs to hold cash balances to satisfy shareholder redemption requests, the Adviser may not immediately purchase a new Focus List stock and/or may continue to hold one or more Focus List stocks that have been deleted from the Focus List. The Adviser will not have access to the Focus List prior to its becoming publicly disseminated.

The Portfolio may invest up to 10% of its total assets in Portfolio stocks that are not on the Focus List. The Portfolio will purchase stocks that are not on the Focus List when the Adviser determines that any stocks on the Focus List are inappropriate for the Portfolio because they are illiquid, would cause the Portfolio to be overweighted in a particular sector or overly concentrated in a particular industry, or for any other reason.

The Investment Strategy described above will be implemented to the extent it is consistent with maintaining the Portfolio's qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). See "Dividends, Distributions and Taxes." The Portfolio's strategy may be limited, in particular, by the requirements for such qualification that less than 30% of the Portfolio's annual gross income be derived from the sale or other disposition of stocks held for less than three months.

Certain Fundamental Policies

Certain of the Portfolio's investment policies are fundamental policies that can be changed only by shareholder vote.

The Portfolio may (i) borrow money to the extent permitted under the 1940 Act; and (ii) concentrate its investments in the securities of issuers in a single industry to the extent that investment decisions are made based upon the industry classifications of the stocks appearing on the current Focus List. This paragraph describes fundamental policies that cannot be changed as to the Portfolio without approval by the holders of a majority (as defined in the 1940
Act) of the Portfolio's outstanding voting shares. See "Investment Objective and Management Policies--Investment Restrictions" in the Statement of Additional Information.

Certain Additional Non-Fundamental Policies

The Portfolio may (i) pledge, hypothecate, mortgage or otherwise encumber its assets, but only to secure permitted borrowings; and (ii) invest up to 15% of the value of its net assets in repurchase agreements providing for settlement in more than seven days after notice and in other illiquid securities. See "Investment Objective and Management Policies--Investment Restrictions" in the Statement of Additional Information.

                                  RISK FACTORS

No investment is free from risk. Investing in the Portfolio will subject investors to certain risks which should be considered.

Net Asset Value Fluctuations

The Portfolio's net asset value per share is not fixed and should be expected to fluctuate. Investors should purchase Portfolio shares only as a supplement to an overall investment program and only if investors are willing to undertake the risks involved.

Equity Securities

Investors should be aware that equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and that fluctuations can be pronounced. Changes in the value of the equity securities in the Portfolio's portfolio will result in changes in the value of the Portfolio's shares and thus the Portfolio's yield and total return to investors. The Portfolio intends to remain almost fully invested in equity securities, even during times of significant market decline, when other funds might take a more defensive position by investing a greater amount of their assets in money market instruments or cash that are less likely to decline when market conditions are adverse for equities.

Foreign Equities

The Portfolio may invest in equity securities that are issued by foreign issuers and are traded in the United States. All such securities will be issued by foreign companies that comply with U.S. accounting standards. The Portfolio may also invest in sponsored ADRs which are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities of foreign corporations.

Investors should recognize that investments in foreign companies involves certain considerations that are not typically associated with investing in domestic companies. For instance, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend payments, political or social instability of diplomatic developments that could affect investments in those countries. Individual economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Foreign securities denominated in foreign currencies may be subject to the additional risk of fluctuations in the value of the currency as compared to the U.S. dollar. Foreign securities markets may be subject to greater volatility and may be less liquid than domestic markets. Transaction costs involving foreign securities tend to be higher than similar costs applicable to transactions in U.S. securities.

Futures and Options

The Portfolio may trade futures contracts, options, and options on futures contracts. Investors should be aware that the use of derivative instruments such as futures and options requires special skills and knowledge and investment techniques that are different from what is required in other Portfolio investments. If the Adviser trades a futures or options contract at the wrong time or judges market conditions incorrectly, the strategies may result in a significant loss to the Portfolio and reduce the Portfolio's return. The Portfolio could also experience losses if the prices of its futures and options positions were not properly correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option. These risks and the strategies the Portfolio may use are described in greater detail in the Statement of Additional Information.

Non-Diversified Status

The Portfolio's classification as a "non-diversified" investment company means that the proportion of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. A "diversified" investment company is required by the 1940 Act generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer and to hold not more than 10% of the outstanding voting securities of a single issuer. However, the Portfolio intends to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Code, which generally requires that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Portfolio's total assets be invested in cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Portfolio's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies). Since a relatively high percentage of the Portfolio's assets may be invested in the securities of a limited number of issuers, some of which may be within the same industry or economic sector, the Portfolio's portfolio securities may be more susceptible to any single economic, political or regulatory occurrence than the portfolio securities of a diversified investment company.

Portfolio Turnover

The Adviser expects that the turnover in the securities held in the Portfolio (that is, the frequency that the Portfolio will buy and sell securities) will generally be 250% or greater. This portfolio turnover rate is significantly higher than the portfolio turnover rates of other mutual funds that invest in equity securities. A higher portfolio turnover rate means that the Portfolio will incur substantially higher brokerage costs and may realize a greater amount of short-term capital gains or losses. A high portfolio turnover rate may cause the Portfolio to lose its status as a "regulated investment company" (see "Dividends, Distributions and Taxes)."

Potential Investment Restrictions

It is possible that the Focus List will include stocks of issuers for which Bear Stearns or one of its affiliates performs banking services for which it receives fees, as well as stocks of issuers in which Bear Stearns or one of its affiliates makes a market and may have a long or short position in the stock. When Bear Stearns or one of its affiliates is engaged in an underwriting or other distribution of stock of an issuer, the Adviser may be prohibited from purchasing the stock of the issuer for the Portfolio. The activities of Bear Stearns or one of its affiliates may, from time to time, limit the Focus List Committee's ability to include stocks on the Focus List or the Portfolio's flexibility in purchasing and selling such stocks. In addition, the Focus List is available to other clients of Bear Stearns and its affiliates, including the Adviser, as well as the Portfolio.

Simultaneous Investments

Investment decisions for the Portfolio are made independently from those of other investment companies or accounts advised by the Adviser. However, if such other investment companies or accounts are prepared to invest in, or desire to dispose of, securities of the type in which the Portfolio invests at the same time as the Portfolio, available investments or opportunities for sales will be allocated equitably to each. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Portfolio or the price paid or received by the Portfolio.


                             MANAGEMENT OF THE FUND

Board of Trustees
The Trustees are responsible for the overall management and supervision of the Portfolio's business.

The Fund's business affairs are managed under the general supervision of its Board of Trustees. The Portfolio's Statement of Additional Information contains the name and general business experience of each Trustee.

Investment Adviser
The Portfolio's investment adviser is BSFM.

The Portfolio's investment adviser is BSFM, a wholly owned subsidiary of The Bear Stearns Companies Inc., which is located at 245 Park Avenue, New York, New York 10167. The Bear Stearns Companies Inc. is a holding company which, through its subsidiaries including its principal subsidiary, Bear Stearns, is a leading United States investment banking, securities trading and brokerage firm serving United States and foreign corporations, governments and institutional and individual investors. BSFM is a registered investment adviser and offers, either directly or through affiliates, investment advisory and administrative services to open-end and closed-end investment funds and other managed pooled investment vehicles with net assets at December 31, 1996 of over $2.9 billion.

BSFM supervises and assists in the overall management of the Portfolio's affairs under an Investment Advisory Agreement between BSFM and the Fund, subject to the overall authority of the Fund's Board of Trustees in accordance with Massachusetts law.

Mark Kurland, Chairman and Chief Executive Officer of Bear Stearns Asset Management, serves as Portfolio Manager of the Portfolio. Mr. Kurland also serves as Senior Managing Director of Bear, Stearns & Co. Inc.. He was previously Director of Global Research from 1991 to 1995 at Bear , Stearns & Co., Inc., where he also served as a member of the Investment Policy Committee, President's Advisory Counsel, Equities Subcommittee and the Funds Committee. He was previously Co-Head of Institutional Equities and Director of Research at Mabon, Nugent & Co.

The Portfolio pays BSFM an advisory fee at an annual rate equal to __% of average daily net assets.

Under the terms of the Investment Advisory Agreement, the Portfolio has agreed to pay BSFM a monthly fee at the annual rate of __% of the Portfolio's average daily net assets.

The Portfolio's administrator is BSFM. The Portfolio pays BSFM an administration fee at the annual rate of .15 of 1% of its average daily net assets.

Under the terms of an Administration Agreement with the Fund, BSFM generally supervises all aspects of the operation of the Portfolio, subject to the overall authority of the Fund's Board of Trustees in accordance with Massachusetts law. For providing administrative services to the Portfolio, the Fund has agreed to pay BSFM a monthly fee at the annual rate of .15 of 1% of the Portfolio's average daily net assets. Under the terms of an Administrative Services Agreement with the Fund, PFPC Inc., the Portfolio's transfer agent, provides certain administrative services to the Portfolio. For providing these services, the Fund has agreed to pay PFPC Inc. an annual fee, as set forth below:

--------------------------------------------------------------------------------
PORTFOLIO'S                            ANNUAL FEE AS A PERCENTAGE OF
AVERAGE NET ASSETS                     AVERAGE DAILY NET ASSETS
--------------------------------------------------------------------------------
First $200 million....................      .__ of 1%
Next $200 million up to $400 million..      .__ of 1%
Next $200 million up to $600 million..      .__ of 1%
Assets in excess of $600 million......      .__ of 1%

The above-referenced fee is subject to a monthly minimum fee of $______.

From time to time, BSFM may waive receipt of its fees and/or voluntarily assume certain Portfolio expenses, which would have the effect of lowering the Portfolio's expense ratio and increasing yield to investors at the time such amounts are waived or assumed, as the case may be. The Portfolio will not pay BSFM at a later time for any amounts it may waive, nor will the Portfolio reimburse BSFM for any amounts it may assume. From time to time, PFPC Inc. may voluntarily waive a portion of its fee.

Brokerage commissions may be paid to Bear Stearns for executing transactions if the use of Bear Stearns is likely to result in price and execution at least as favorable as those of other qualified broker-dealers. The allocation of brokerage transactions also may take into account a broker's sales of the Portfolio's shares. See "Portfolio Transactions" in the Statement of Additional Information.

Bear Stearns has agreed to permit the Fund to use the name "Bear Stearns" or derivatives thereof as part of the Fund name for as long as the Investment Advisory Agreement is in effect.

Distributor

Bear Stearns, located at 245 Park Avenue, New York, New York 10167, serves as the Portfolio's principal underwriter and distributor of the Portfolio's shares pursuant to an agreement which is renewable annually.

Custodian and Transfer Agent

Custodial Trust Company, 101 Carnegie Center, Princeton, New Jersey 08540, an affiliate of Bear Stearns, is the Portfolio's custodian. PFPC Inc., Bellevue Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, is the Portfolio's transfer agent, dividend disbursing agent and registrar (the "Transfer Agent"). The Transfer Agent also provides certain administrative services to the Portfolio.

Expense Limitation

BSFM has undertaken until such time as it gives investors at least 60 days' notice to the contrary that, if in any fiscal year, certain expenses, including the investment advisory fee, exceed _____% of Class Y Shares' average daily net assets for the fiscal year, BSFM may waive a portion of its investment advisory fee or bear other expenses to the extent of the excess expense.

                                HOW TO BUY SHARES

General

The minimum initial investment is $2.5 million. Subsequent investments may be made in any amount. Share certificates are issued only upon written request. The Fund reserves the right to reject any purchase order. The Fund reserves the right to vary the initial and subsequent investment minimum requirements at any time. Investments by employees of Bear Stearns and its affiliates are not subject to the minimum investment requirement. In addition, accounts under the discretionary management of Bear Stearns and its affiliates are not subject to the minimum investment requirement.

Purchases of the Portfolio's shares may be made through a brokerage account maintained with Bear Stearns or through certain investment dealers who are members of the National Association of Securities Dealers, Inc. who have sales agreements with Bear Stearns (an "Authorized Dealer"). Purchases of the Portfolio's shares also may be made directly through the Transfer Agent. Investors must specify that Class Y is being purchased.

Purchases are effected at Class Y Shares' net asset value next determined after a purchase order is received by Bear Stearns, an Authorized Dealer or the Transfer Agent (the "trade date"). Payment for Portfolio shares generally is due to Bear Stearns or the Authorized Dealer on the third business day (the "settlement date") after the trade date. Investors who make payment before the settlement date may permit the payment to be held in their brokerage accounts or may designate a temporary investment for payment until the settlement date. If a temporary investment is not designated, Bear Stearns or the Authorized Dealer will benefit from the temporary use of the funds if payment is made before the settlement date.

Purchases can be made through Bear Stearns account executives, Authorized Dealers or the Transfer Agent.

Purchases through Bear Stearns account executives or Authorized Dealers may be made by check (except that a check drawn on a foreign bank will not be accepted), Federal Reserve draft or by wiring Federal Funds with funds held in brokerage accounts at Bear Stearns or the Authorized Dealer. Checks or Federal Reserve drafts should be made payable as follows: (i) to Bear Stearns or an investor's Authorized Dealer or (ii) to "The Bear Stearns Funds--Focus List Portfolio--Class Y" if purchased directly from the Portfolio, and should be directed to the Transfer Agent: PFPC Inc., Attention: The Bear Stearns Funds--Focus List Portfolio--Class Y, P.O. Box 8960, Wilmington, Delaware 19899-8960. Payment by check or Federal Reserve draft must be received within three business days of receipt of the purchase order by Bear Stearns or an Authorized Dealer. Orders placed directly with the Transfer Agent must be accompanied by payment. Bear Stearns (or an investor's Authorized Dealer) is responsible for forwarding payment promptly to the Fund. The Fund will charge $7.50 for each wire redemption. The payment proceeds of a redemption of shares recently purchased by check may be delayed as described under "How to Redeem Shares."

Investors who are not Bear Stearns clients may purchase Portfolio shares through the Transfer Agent. To make an initial investment in the Portfolio, an investor must establish an account with the Portfolio by furnishing necessary information to the Fund. An account with the Portfolio may be established by completing and signing the Account Information Form indicating which Class of shares is being purchased, a copy of which is attached to this Prospectus, and mailing it, together with a check to cover the purchase, to PFPC Inc., Attention: The Bear Stearns Funds--Focus List Portfolio--Class Y, P.O. Box 8960, Wilmington, Delaware 19899-8960.

Subsequent purchases of shares may be made by checks made payable to the Fund and directed to the address set forth in the preceding paragraph. The Portfolio account number should appear on the check.

Shareholders may not purchase shares of the Fund with a check issued by a third party and endorsed over to the Fund.

Purchase orders received by Bear Stearns, an Authorized Dealer or the Transfer Agent before the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., New York time) on any day the Portfolio calculates its net asset value are priced according to the net asset value determined on that date. Purchase orders received after the close of trading on the New York Stock Exchange are priced as of the time the net asset value is next determined.

Net asset value is computed daily as of the close of regular trading on the New York Stock Exchange.

Shares of the Portfolio are sold on a continuous basis. Net asset value per share is determined as of the close of regular trading on the floor of the New York Stock Exchange (currently 4:00 p.m., New York time) on each business day. The net asset value per share of Class Y Shares of the Portfolio is computed by dividing the value of the Portfolio's net assets represented by Class Y Shares (i.e., the value of its assets less liabilities) by the total number of shares of Class Y Shares outstanding. The Portfolio's investments are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by, or in accordance with procedures established by, the Fund's Board of Trustees. For further information regarding the methods employed in valuing the Portfolio's investments, see "Determination of Net Asset Value" in the Portfolio's Statement of Additional Information.

Federal regulations require that investors provide a certified Taxpayer Identification Number (a "TIN") upon opening or reopening an account. See "Dividends, Distributions and Taxes." Failure to furnish a certified TIN to the Fund could subject the investor to a $50 penalty imposed by the Internal Revenue Service (the "IRS").


                              SHAREHOLDER SERVICES

Exchange Privilege

The Exchange Privilege permits easy purchases of other funds in the Bear Stearns family.

The Exchange Privilege enables an investor to purchase, in exchange for Class Y Shares of the Portfolio, Class Y Shares of the Fund's other portfolios or shares of certain other funds sponsored or advised by Bear Stearns, including the Emerging Markets Debt Portfolio of Bear Stearns Investment Trust, and the Money Market Portfolio of The RBB Fund, Inc., to the extent such shares are offered for sale in the investor's state of residence. These funds have different investment objectives which may be of interest to investors. To use this Privilege, investors should consult their account executive at Bear Stearns, their account executive at an Authorized Dealer or the Transfer Agent to determine if it is available and whether any conditions are imposed on its use.

To use this Privilege, exchange instructions must be given to the Transfer Agent in writing or by telephone. A shareholder wishing to make an exchange may do so by sending a written request to the Transfer Agent at the address given above in "How to Buy Shares--General." Shareholders are automatically provided with telephone exchange privileges when opening an account, unless they indicate on the account application that they do not wish to use this privilege. Shareholders holding share certificates are not eligible to exchange shares of the Portfolio by phone because share certificates must accompany all exchange requests. To add this feature to an existing account that previously did not provide for this option, a Telephone Exchange Authorization Form must be filed with the Transfer Agent. This form is available from the Transfer Agent. Once this election has been made, the shareholder may contact the Transfer Agent by telephone at 1-800-447-1139 (in Delaware call collect 302-791-1031) to request the exchange. During periods of substantial economic or market change, telephone exchanges may be difficult to complete and shareholders may have to submit exchange requests to the Transfer Agent in writing.

If the exchanging shareholder does not currently own Class Y Shares of the portfolio or fund whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options and Authorized Dealer of record as the account from which shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed by an eligible guarantor institution as described below. The Exchange Privilege may be modified or terminated at any time, or from time to time, by the Fund on 60 days' notice to the affected portfolio or fund shareholders. The Fund, BSFM and Bear Stearns will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Fund will use such procedures as are considered reasonable, including recording those instructions and requesting information as to account registration (such as the name in which an account is registered, the account number, recent transactions in the account, and the account holder's Social Security number, address and/or bank).

Before any exchange, the investor must obtain and should review a copy of the current prospectus of the portfolio or fund into which the exchange is being made. Prospectuses may be obtained free of charge from Bear Stearns, any Authorized Dealer or the Transfer Agent. When establishing a new account by exchange, the Class Y Shares being exchanged must have a value of at least the minimum initial investment required for the portfolio or fund into which the exchange is being made; if making an exchange to an existing account, the dollar value must equal or exceed the applicable minimum for subsequent investments. If any amount remains in the investment portfolio from which the exchange is being made, such amount must not be below the minimum account value required by the Portfolio or Fund.

Class Y Shares will be exchanged at the next determined net asset value. No fees currently are charged shareholders directly in connection with exchanges, although the Fund reserves the right, upon not less than 60 days' written notice, to charge shareholders a $5.00 fee in accordance with rules promulgated by the Securities and Exchange Commission. The Fund reserves the right to reject any exchange request in whole or in part. The Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

The exchange of Class Y Shares of one portfolio or fund for Class Y Shares of another is treated for Federal income tax purposes as a sale of the Class Y Shares given in exchange by the shareholder and, therefore, an exchanging shareholder may realize a taxable gain or loss.

Redirected Distribution Option

The Redirected Distribution Option permits investment of investors' dividends and distributions in shares of other funds in the Bear Stearns family.

The Redirected Distribution Option enables a shareholder to invest automatically dividends and/or capital gain distributions, if any, paid by the Portfolio in Class Y Shares of another portfolio of the Fund or a fund advised or sponsored by Bear Stearns of which the shareholder is an investor, or the Money Market Portfolio of The RBB Fund, Inc. Shares of the other portfolio or fund will be purchased at the then-current net asset value.

This privilege is available only for existing accounts and may not be used to open new accounts. Minimum subsequent investments do not apply. The Fund may modify or terminate this privilege at any time or charge a service fee. No such fee currently is contemplated.

                              HOW TO REDEEM SHARES

General

The redemption price will be based on the net asset value next computed after receipt of a redemption request.

Investors may request redemption of Portfolio shares at any time. Redemption requests may be made as described below. When a request is received in proper form, the Portfolio will redeem the shares at the next determined net asset value. If the investor holds Portfolio shares of more than one Class, any request for redemption must specify the Class of shares being redeemed. If the investor fails to specify the Class of shares to be redeemed or if the investor owns fewer shares of the Class than specified to be redeemed, the redemption request may be delayed until the Transfer Agent receives further instructions from the investor, the investor's Bear Stearns account executive or the investor's Authorized Dealer. The Fund imposes no charges when shares are redeemed directly through Bear Stearns.

The Portfolio ordinarily will make payment for all shares redeemed within three days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission. However, if an investor has purchased Portfolio shares by check and subsequently submits a redemption request by mail, the redemption proceeds will not be transmitted until the check used for investment has cleared, which may take up to 15 days. The Fund will reject requests to redeem shares by telephone or wire for a period of 15 days after receipt by the Transfer Agent of the purchase check against which such redemption is requested. This procedure does not apply to shares purchased by wire payment.

The Fund reserves the right to redeem investor accounts at its option upon not less than 60 days' written notice if the account's net asset value is $750 or less, for reasons other than market conditions, and remains so during the notice period.

Procedures

Shareholders may redeem shares in several ways.

Redemption through Bear Stearns or Authorized Dealers
Clients with a brokerage account may submit redemption requests to their account executives or Authorized Dealers in person or by telephone, mail or wire. As the Fund's agent, Bear Stearns or Authorized Dealers may honor a redemption request by repurchasing Fund shares from a redeeming shareholder at the shares' net asset value next computed after receipt of the request by Bear Stearns or the Authorized Dealer. Under normal circumstances, within three days, redemption proceeds will be paid by check or credited to the shareholder's brokerage account at the election of the shareholder. Bear Stearns account executives or Authorized Dealers are responsible for promptly forwarding redemption requests to the Transfer Agent.

If an investor authorizes telephone redemption, the Transfer Agent may act on telephone instructions from any person representing himself or herself to be a representative of Bear Stearns or the Authorized Dealer and reasonably believed by the Transfer Agent to be genuine. The Fund will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if it does not follow such procedures, the Transfer Agent or the Fund may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Fund nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.

Redemption through the Transfer Agent
Shareholders who are not clients with a brokerage account who wish to redeem shares must redeem their shares through the Transfer Agent by mail; other shareholders also may redeem Fund shares through the Transfer Agent. Mail redemption requests should be sent to the Transfer Agent at: PFPC Inc.,
Attention: The Bear Stearns Funds--Focus List Portfolio--Class Y, P.O. Box 8960, Wilmington, Delaware 19899-8960.

Additional Information about Redemptions
A shareholder may have redemption proceeds of $500 or more wired to the shareholder's brokerage account or a commercial bank account designated by the shareholder. A transaction fee of $7.50 will be charged for payments by wire. Questions about this option, or redemption requirements generally, should be referred to the shareholder's Bear Stearns account executive, to any Authorized Dealer, or to the Transfer Agent if the shares are not held in a brokerage account.

Written redemption instructions, indicating the Portfolio from which shares are to be redeemed, and duly endorsed stock certificates, if previously issued, must be received by the Transfer Agent in proper form and signed exactly as the shares are registered. All signatures must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Stock Exchanges Medallion Program and the Securities Transfer Agents Medallion Program ("STAMP"). Such guarantees must be signed by an authorized signatory thereof with "Signature Guaranteed" appearing with the shareholder's signature. If the signature is guaranteed by a broker or dealer, such broker or dealer must be a member of a clearing corporation and maintain net capital of at least $100,000. Signature-guarantees may not be provided by notaries public. Redemption requests by corporate and fiduciary shareholders must be accompanied by appropriate documentation establishing the authority of the person seeking to act on behalf of the account. Investors may obtain from the Fund or the Transfer Agent forms of resolutions and other documentation which have been prepared in advance to assist compliance with the Portfolio's procedures. Any questions with respect to signature-guarantees should be directed to the Transfer Agent by calling 1-800-447-1139.

During times of drastic economic or market conditions, investors may experience difficulty in contacting Bear Stearns or Authorized Dealers by telephone to request a redemption of Portfolio shares. In such cases, investors should consider using the other redemption procedures described herein. Use of these other redemption procedures may result in the redemption request being processed at a later time than it would have been if telephone redemption had been used. During the delay, the Portfolio's net asset value may fluctuate.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends will be automatically reinvested in additional Portfolio shares at net asset value, unless payment in cash is requested or dividends are redirected into another fund pursuant to the Redirected Distribution Option.

The Portfolio ordinarily pays dividends from its net investment income and distributes net realized securities gains, if any, once a year, but it may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. The Portfolio will not make distributions from net realized securities gains unless capital loss carryovers, if any, have been utilized or have expired. Dividends are automatically reinvested in additional Class Y Shares of the Portfolio at net asset value, unless payment in cash is requested or dividends are redirected into another fund pursuant to the Redirected Distribution Option. All expenses are accrued daily and deducted before declaration of dividends to investors.

Dividends derived from net investment income, together with distributions from net realized short-term securities gains and all or a portion of any gains realized from the sale or disposition of certain market discount bonds, paid by the Portfolio will be taxable to U.S. shareholders as ordinary income, whether received in cash or reinvested in additional shares of the Portfolio or redirected into another portfolio or fund. Distributions from net realized long-term securities gains of the Portfolio will be taxable to U.S. shareholders as long-term capital gains for Federal income tax purposes, regardless of how long shareholders have held their Portfolio shares and whether such distributions are received in cash or reinvested in, or redirected into other, shares. The Code provides that the net capital gain of an individual generally will not be subject to Federal income tax at a rate in excess of 28%.
Dividends and distributions may be subject to state and local taxes.

Dividends, together with distributions from net realized short-term securities gains and all or a portion of any gains realized from the sale or other disposition of market discount bonds, paid by the Portfolio to a foreign investor generally are subject to U.S. nonresident withholding taxes at the rate of 30%, unless the foreign investor claims the benefit of a lower rate specified in a tax treaty. Distributions from net realized long-term securities gains paid by the Portfolio to a foreign investor as well as the proceeds of any redemptions from a foreign investor's account, regardless of the extent to which gain or loss may be realized, generally will not be subject to U.S. nonresident withholding tax. However, such distributions may be subject to backup withholding, as described below, unless the foreign investor certifies his non-U.S. residency status.

Notice as to the tax status of investors' dividends and distributions will be mailed to them annually. Investors also will receive periodic summaries of their accounts which will include information as to dividends and distributions from securities gains, if any, paid during the year.

Federal regulations generally require the Fund to withhold ("backup withholding") and remit to the U.S. Treasury 31% of dividends, distributions from net realized securities gains and the proceeds of any redemption, regardless of the extent to which gain or loss may be realized, paid to a shareholder if such shareholder fails to certify either that the TIN furnished in connection with opening an account is correct or that such shareholder has not received notice from the IRS of being subject to backup withholding as a result of a failure to properly report taxable dividend or interest income on a Federal income tax return. Furthermore, the IRS may notify the Fund to institute backup withholding if the IRS determines a shareholder's TIN is incorrect or if a shareholder has failed to properly report taxable dividend and interest income on a Federal income tax return.

A TIN is either the Social Security number or employer identification number of the record owner of the account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner's Federal income tax return.

The Portfolio is not expected to have any Federal tax liability; although investors should expect to be subject to Federal, state or local taxes in respect of their investment in Portfolio shares.

Management of the Fund intends to have the Portfolio qualify as a "regulated investment company" under the Code and, thereafter, to continue to so qualify if such qualification is in the best interests of its shareholders. Such qualification relieves the Portfolio of any liability for Federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code. In addition, the Portfolio is subject to a non-deductible 4% excise tax, measured with respect to certain undistributed amounts of taxable investment income and capital gains.

The Portfolio anticipates that there will be high portfolio turnover rate, which may result in the Portfolio losing its qualification as a regulated investment company. In this event, the Portfolio would be subject to federal income tax on its net income at regular corporate rates (without a deduction for distributions to shareholders). When distributed, such income would then be taxable to shareholders as ordinary income to the extend of the Portfolio's earnings and profits. Although Management intends to have the Portfolio qualify as a regulated investment company, there can be no assurance that it will achieve this goal.

Each investor should consult its tax adviser regarding specific questions as to Federal, state or local taxes.

                             PERFORMANCE INFORMATION

The Portfolio may advertise its performance in a number of ways.

For purposes of advertising, performance for Class Y Shares may be calculated on the basis of average annual total return and/or total return. These total return figures reflect changes in the price of the shares and assume that any income dividends and/or capital gains distributions made by the Portfolio during the measuring period were reinvested in Class Y Shares.

Average annual total return is calculated pursuant to a standardized formula which assumes that an investment in the Portfolio was purchased with an initial payment of $1,000 and that the investment was redeemed at the end of a stated period of time, after giving effect to the reinvestment of dividends and distributions, if any, during the period. The return is expressed as a percentage rate which, if applied on a compounded annual basis, would result in the redeemable value of the investment at the end of the period. Advertisements of the Portfolio's performance will include the Portfolio's average annual total return for one, five and ten year periods, or for shorter periods depending upon the length of time during which the Portfolio has operated. Computations of average annual total return for periods of less than one year represent an annualization of the Portfolio's actual total return for the applicable period.

Total return is computed on a per share basis and assumes the reinvestment of dividends and distributions, if any. Total return generally is expressed as a percentage rate which is calculated by combining the income and principal changes for a specified period and dividing by the net asset value per share at the beginning of the period. Advertisements may include the percentage rate of total return or may include the value of a hypothetical investment at the end of the period which assumes the application of the percentage rate of total return.

Performance will vary from time to time and past results are not necessarily representative of future results. Investors should remember that performance is a function of portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses. Performance information, such as that described above, may not provide a basis for comparison with other investments or other investment companies using a different method of calculating performance.

Comparative performance information may be used from time to time in advertising or marketing the Portfolio's shares, including data from Lipper Analytical Services, Inc., Standard & Poor's 500 Composite Stock Price Index, Wilshire 4500 Stock Index, Russell Small Cap Index, the Dow Jones Industrial Average, the Bear Stearns Research Focus List and other industry publications.

The Bear Stearns Research Focus List

The performance of the Focus List since 1992 as measured by Zacks Investment Research, Inc., an independent provider of investment research, is as follows:


Focus List Compared to S&P 500

-------------------------------------------------------------------
                            Focus List                     S&P 500
-------------------------------------------------------------------
1992
-------------------------------------------------------------------
1Q                            1.68%                      -2.53%
-------------------------------------------------------------------
2Q                           -3.71%                       1.90%
-------------------------------------------------------------------
3Q                            3.50%                       3.15%
-------------------------------------------------------------------
4Q                           10.09%                       5.04%
-------------------------------------------------------------------
Year                         11.56%                       7.61%
-------------------------------------------------------------------
Since Inception              11.56%                       7.61%
-------------------------------------------------------------------
1993
-------------------------------------------------------------------
1Q                           -0.03%                       4.37%
-------------------------------------------------------------------
2Q                           -0.78%                       0.49%
-------------------------------------------------------------------
3Q                            5.81%                       2.58%
-------------------------------------------------------------------
4Q                            4.78%                       2.32%
-------------------------------------------------------------------
Year                          9.97%                       10.08%
-------------------------------------------------------------------
Since Inception              22.68%                       18.47%
-------------------------------------------------------------------
1994
-------------------------------------------------------------------
1Q                           -0.68%                      -3.79%
-------------------------------------------------------------------
2Q                            0.01%                       0.42%
-------------------------------------------------------------------
3Q                            7.43%                       4.89%
-------------------------------------------------------------------
4Q                           -2.94%                      -0.02
-------------------------------------------------------------------
Year                          3.57%                       1.32%
-------------------------------------------------------------------
Since Inception              27.06%                      20.03%
-------------------------------------------------------------------
1995
-------------------------------------------------------------------
1Q                           11.42%                       9.74%
-------------------------------------------------------------------
2Q                           11.22%                       9.55%
-------------------------------------------------------------------
3Q                            9.30%                       7.94%
-------------------------------------------------------------------
4Q                            2.57%                       6.02%
-------------------------------------------------------------------
Year                         38.92%                       37.57%
-------------------------------------------------------------------
Since Inception              76.52%                       65.13%
-------------------------------------------------------------------
1996
-------------------------------------------------------------------
1Q                            5.17%                        5.37%
-------------------------------------------------------------------
2Q                            8.84%                        4.49%
-------------------------------------------------------------------
3Q                            6.79%                        3.09%
-------------------------------------------------------------------
4Q                            3.62%                        8.46%
-------------------------------------------------------------------
Year                         26.66%                       23.10%
-------------------------------------------------------------------
Since Inception             123.59%                      103.28%
-------------------------------------------------------------------

Performance of the Focus List for the periods indicated is measured on an "equal-weighted" basis. That is, the performance reflects the percentage increase or decrease of the value of one share of each stock contained in the Focus List. Focus List returns reflect transaction fees of 1%, and returns are compounded month to month.

Focus List  Compared to S&P 500 -  Annualized  (for Periods  Ended  December 31,
1996)

--------------------------------------------------------------
                      Focus List                      S&P 500
--------------------------------------------------------------
1 yr.                   26.66%                        23.10%
--------------------------------------------------------------
3 yr.                   22.12%                        19.70%
--------------------------------------------------------------
5 yr.                   17.46%                        15.24%
--------------------------------------------------------------

Past Performance of the Focus List Does Not Indicate Future Performance of the Portfolio.

There is no guarantee that the future performance of the Portfolio will match the historical performance of the Focus List, and the Portfolio's future performance may vary significantly from that of the Focus List, because, among other things:

o weightings of individual stocks in the Portfolio will differ from the weightings assigned to the Focus List;
o    securities in the Portfolio will have different cost bases and sale prices;
o the Portfolio is subject to certain restrictions that do not apply to the Focus List, including limits on diversification of investments and industry concentration;
o the Portfolio may invest a limited portion of its assets in short-term money market securities and stocks that are not included on the Focus List.
o the Portfolio may hold securities deleted from the Focus List for a period of time if the Portfolio Manager believes that selling the security would result in unacceptable losses or could result in the Portfolio losing its status as a "regulated investment company" under federal tax laws;
o the timing of purchases and sales of securities in the Portfolio may vary due to market forces and cash flows due to purchases and redemptions; and
o the Portfolio's annualized management fees and operating expenses are expected to be higher than the 1% transaction fees reflected in the above performance figures.


                               GENERAL INFORMATION

The Fund was organized as an unincorporated business trust under the laws of The Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust (the "Trust Agreement") dated September 29, 1994. The Fund commenced operations on or about April 3, 1995 in connection with the offer of shares of certain of its other portfolios. The Fund is authorized to issue an unlimited number of shares of beneficial interest, par value $.001 per share. The Portfolio's shares are classified into two Classes--Class A and Class Y. Each share has one vote and shareholders will vote in the aggregate and not by Class, except as otherwise required by law.

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Portfolio. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Portfolio and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or a Trustee. The Trust Agreement provides for indemnification from the Portfolio's property for all losses and expenses of any shareholder held personally liable for the obligations of the

Portfolio. Thus, the risk of a shareholder incurring financial loss on account of a shareholder liability is limited to circumstances in which the Portfolio itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by the Portfolio, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Portfolio. The Fund's Trustees intend to conduct the operations of the Portfolio in a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Portfolio. As discussed under "Management of the Fund" in the Portfolio's Statement of Additional Information, the Portfolio ordinarily will not hold shareholder meetings; however, shareholders under certain circumstances may have the right to call a meeting of shareholders for the purpose of voting to remove Trustees.

To date, the Fund's Board has authorized the creation of seven portfolios of shares. All consideration received by the Fund for shares of one of the portfolios and all assets in which such consideration is invested will belong to that portfolio (subject only to the rights of creditors of the Fund) and will be subject to the liabilities related thereto. The assets attributable to, and the expenses of, one portfolio (and as to classes within a portfolio) are treated separately from those of the other portfolios (and classes). The Fund has the ability to create, from time to time, new portfolios of shares without shareholder approval.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Fund, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by such matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of such portfolio in the matter are identical or that the matter does not affect any interest of such portfolio. However, the Rule exempts the selection of independent accountants and the election of Trustees from the separate voting requirements of the Rule.

The Transfer Agent maintains a record of share ownership and will send confirmations and statements of account.

Shareholder  inquiries  may be  made  by  writing  to the  Fund  at  PFPC  Inc.,
Attention: Focus List Portfolio, P.O. Box 8960, Wilmington, Delaware 19899-8960, by calling 1-800-447-1139 or by calling Bear Stearns at 1-800-766-4111.

                                    APPENDIX

Investment Techniques

In connection with its investment objective and policies, the Portfolio may employ, among others, the following investment techniques which may involve certain risks.

Lending Portfolio Securities

The Portfolio may earn additional income by lending its portfolio securities.

From time to time, the Portfolio may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. Such loans may not exceed 331/3% of the value of the Portfolio's total assets. In connection with such loans, the Portfolio will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Portfolio can increase its income through the investment of such collateral. The Portfolio continues to be entitled to payments in amounts equal to the interest, dividends and other distributions payable on the loaned security and receives interest on the amount of the loan. Such loans will be terminable at any time upon specified notice. The Portfolio might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Portfolio.

Borrowing Money

The Portfolio may borrow money.

As a fundamental policy, the Portfolio is permitted to borrow to the extent permitted under the 1940 Act. The 1940 Act permits an investment company to borrow in an amount up to 331/3% of the value of such company's total assets. However, the Portfolio currently intends to borrow money only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the Portfolio's total assets, the Portfolio will not make any additional investments.

Certain Portfolio Securities

Foreign Securities

The Portfolio may purchase foreign securities.
The Portfolio may purchase securities of foreign issuers, which may involve more risks than investment in securities issued by domestic companies. Securities of foreign issuers may be traded in the United States in the form of American Depository Receipts (ADRs) and other similar instruments, but most are traded primarily in foreign markets. The risks of investing in foreign securities include, among other things:

o Political and economic risk. Foreign investments are subject to increased political and economic risks, especially in developing countries. In some countries, there is the risk that assets may confiscated or taxed by foreign governments.

o Regulatory risk. Foreign securities markets may be subject to less government regulation and foreign issuers may not be subject to uniform accounting, auditing and financial reporting standards.
o Currency risk. Foreign securities denominated in foreign currencies may be subject to the additional risk of fluctuations in the value of the currency as compared to the U.S. dollar.
o Market risk. Foreign securities markets may be subject to greater volatility and may be less liquid than domestic markets.
o Transaction costs. Transaction costs involving foreign securities tend to be higher than similar costs applicable to transactions in U.S. securities.Convertible Securities

Money Market Instruments

The Portfolio may invest in a variety of money market instruments.
The Portfolio may invest, in the circumstances described under "Description of the Fund--Management Policies," in the following types of money market instruments, each of which at the time of purchase must have or be deemed to have under rules of the Securities and Exchange Commission remaining maturities of 13 months or less. Under normal circumstances, the Portfolio does not expect to invest more than 5% of its total assets in money market instruments or cash.

U.S. Government Securities
The  Portfolio  may  purchase  securities  issued  or  guaranteed  by  the  U.S.
Government or its agencies or instrumentalities, which include U.S. Treasury securities that differ in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, by the right of the issuer to borrow from the U.S. Treasury; others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. Principal and interest may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

Bank Obligations
The Portfolio may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, the Portfolio may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities and the possible seizure or nationalization of foreign deposits.

Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Portfolio will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. The Portfolio will not invest more than 15% of the value of its net assets in time deposits maturing in more than seven days and in other securities that are illiquid.

Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.

Repurchase Agreements
Repurchase agreements involve the acquisition by the Portfolio of an underlying debt instrument, subject to an obligation of the seller to repurchase, and the Portfolio to resell, the instrument at a fixed price usually not more than one week after its purchase. Certain costs may be incurred by the Portfolio in connection with the sale of the securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, realization on the securities by the Portfolio may be delayed or limited.

Commercial Paper and Other Short-Term Corporate Obligations
Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Portfolio will consist only of direct obligations which, at the time of their purchase, are (a) rated not lower than Prime-1 by Moody's Investors Service Inc. ("Moody's"), A-1 by Standard & Poor's Ratings Group, a division of The McGraw-Hill Companies, Inc. ("S&P"), F-1 by Fitch Investors Service, L.P. ("Fitch") or Duff-1 by Duff & Phelps Credit Rating Co. ("Duff"), (b) issued by companies having an outstanding unsecured debt issue currently rated not lower than Aa3 by Moody's or AA- by S&P, Fitch or Duff, or (c) if unrated, determined by the Advisers to be of comparable quality to those rated obligations which may be purchased by the Portfolio. The Portfolio may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of one year, but which permit the holder to demand payment of principal at any time or at specified intervals.

Investment Company Securities

The Portfolio may invest in securities of other investment companies.
The Portfolio may invest in securities issued by other investment companies. Under the 1940 Act, the Portfolio's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Portfolio's total assets with respect to any one investment company and (iii) 10% of the Portfolio's total assets in the aggregate. Investments in the securities of other investment companies will involve duplication of advisory fees and certain other expenses.

Illiquid Securities

The Portfolio may purchase illiquid securities.
The Portfolio may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Portfolio's investment objective. Such securities may include securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale, repurchase agreements providing for settlement in more than seven days after notice, and options traded in the over-the-counter market and securities used to cover such options. As to these securities, the Portfolio is subject to a risk that should the Portfolio desire to sell them when a ready buyer is not available at a price the Portfolio deems representative of their value, the value of the Portfolio's net assets could be adversely affected.

THE
BEAR STEARNS
FUNDS

245 Park Avenue
New York, NY 10167
1.800.766.4111

Distributor
Bear, Stearns & Co. Inc.
245 Park Avenue
New York, NY 10167

Investment Adviser and Administrator
Bear Stearns Funds Management Inc.
245 Park Avenue
New York, NY 10167

Custodian
Custodial Trust Company
101 Carnegie Center
Princeton, NJ 08540

Transfer and Dividend
Disbursement Agent
PFPC Inc.
Bellevue Corporate Center
400 Bellevue Parkway
Wilmington, DE 19809

Counsel
Kramer, Levin, Naftalis & Frankel
919 Third Avenue
New York, NY 10022

Independent Auditors
Deloitte & Touche LLP
Two World Financial Center
New York, NY 10281-1434

NO  PERSON  HAS  BEEN  AUTHORIZED  TO  GIVE  ANY  INFORMATION  OR  TO  MAKE  ANY
REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THE FOCUS LIST PORTFOLIO'S PROSPECTUS AND IN THE FOCUS LIST PORTFOLIO'S SALES LITERATURE IN CONNECTION WITH THE OFFER OF THE FOCUS LIST PORTFOLIO'S SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THE FOCUS LIST PORTFOLIO'S PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                             THE BEAR STEARNS FUNDS
                245 PARK AVENUE NEW YORK, NY 10167 1-800-766-4111

PROSPECTUS
                          PRIME MONEY MARKET PORTFOLIO

The Bear Stearns Funds (the "Fund") is an open-end management investment company, known as a mutual fund. The Fund permits you to invest in separate portfolios. By this Prospectus, shares of the Prime Money Market Portfolio, a diversified no-load money market portfolio (the "Portfolio") are offered. The Portfolio's investment objective is to seek to provide liquidity and current income consistent with stability of principal. The Portfolio seeks to achieve its objective by investing in a broad range of short-term instruments, including obligations of U.S. Government, bank, and commercial obligations, and repurchase agreements relating to such obligations.

By this Prospectus, the Portfolio is offering Class Y shares.

Bear Stearns Funds Management Inc. ("BSFM"), a wholly-owned subsidiary of The Bear Stearns Companies Inc., serves as the Portfolio's investment adviser.

Bear, Stearns & Co. Inc. ("Bear Stearns"), an affiliate of BSFM, serves as the Portfolio's distributor.

This Prospectus sets forth concisely information about the Portfolio that you should know before investing. It should be read and retained for future reference.

Part B (also known as the Statement of Additional Information), dated ________, 1997, which may be revised from time to time, provides a further discussion of certain areas in this Prospectus and other matters which may be of interest to some investors. It has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. For a free copy, write to the address or call one of the telephone numbers listed under "General Information" in this Prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The Portfolio is subject to investment risks, including possible loss of principal.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                               ____________, 1997

                                TABLE OF CONTENTS


                                            PAGE
Fee Table.................................     __
Condensed Financial Information...........     __
Alternative Purchase Methods..............     __
Description of the Fund...................     __
Risk Factors..............................     __
Management of the Fund....................     __
How to Buy Shares.........................     __
Shareholder Services......................     __
How to Redeem Shares......................     __
Dividends, Distributions
  and Taxes...............................     __
Performance Information...................     __
General Information.......................     __
Appendix..................................     __

                             BACKGROUND AND EXPENSE
                                   INFORMATION

The Portfolio currently offers two classes of shares, only one of which, Class Y Shares, is offered by this Prospectus. Each class represents an equal, pro rata, interest in a Portfolio. The Portfolio's other class have different service and/or distribution fees and expenses from Class Y which would affect the performance of that class of shares. Investors may obtain information concerning the Portfolio's other classes of shares by calling Bear Stearns at 1-800-766-4111.

                                 Expense Summary
================================================================================

Shareholder Transaction Expenses
Maximum Sales Load Imposed on Purchases (as a percentage of
   offering price)...........................................................          0%
Maximum Deferred Sales Charge Imposed on Redemptions (as a                             0%
   percentage of the amount subject to charge)...............................
Annual Portfolio Operating Expenses (After Fee Waivers and Expense Reimbursement)
   (as a percentage of average daily net assets)
   Advisory Fees.............................................................        0.10%
   12b-1 Fees................................................................         None
   Shareholder Services Fees.................................................         None
   Other Expenses (after expense reimbursement)*.............................        0.10%
                                                                                     -----
   Total Portfolio Operating Expenses (after fee waiver and expense
     reimbursement)*.........................................................        0.20%
                                                                                    ------
Example:
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:
1 Year.......................................................................       $ __
3 Years......................................................................       $ __

----------
* BSFM has undertaken to waive its investment advisory fee and assume certain expenses of the Portfolio, extraordinary items, interest and taxes to the extent Total Portfolio Operating Expenses exceed 0.20%. Without such waiver and expense reimbursement which may be terminated at any time, Advisory Fees stated above would be 0.20%, Other Expenses are estimated to be 0.15% and Total Portfolio Operating Expenses would be 0.35%.

The amounts listed in the example should not be considered as representative of past or future expenses and actual expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, the Portfolio's actual performance will vary and may result in an actual return greater or less than 5%.

The purpose of the foregoing table is to assist you in understanding the costs and expenses borne by the Portfolio and investors, the payment of which will reduce investors' annual return. See "How to Redeem Shares." For a description of the expense reimbursement or waiver arrangements in effect, see "Management of the Fund."

                             DESCRIPTION OF THE FUND

General
The Fund is a "series fund."
The Fund is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (the "1940 Act"), and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. As described below, for certain matters Fund shareholders vote together as a group; as to others they vote separately by portfolio. By this Prospectus, shares of the Portfolio are being offered. From time to time, other portfolios may be established and sold pursuant to other offering documents. See "General Information."

Investment Objective
The Portfolio seeks to provide liquidity and current income consistent with stability of principal.
The Portfolio's investment objective cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Portfolio's outstanding voting shares. There can be no assurance that the Portfolio's investment objective will be achieved.

Management Policies
The Portfolio seeks to invest primarily in short-term, high quality money market instruments.
The Portfolio seeks to maintain a net asset value of $1.00 per share, although there is no assurance that it will be able to do so on a continuing basis. The Portfolio intends to comply with all rules applicable to money market funds under Rule 2a-7 under the Investment Company Act of 1940. The Portfolio operates as a diversified investment portfolio. Certain securities held by the Portfolio may have remaining maturities in excess of stated limitations discussed below if securities provide for adjustments in their interest rates not less frequently than such time limitations. The Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less.

In pursuing its investment objective, the Portfolio invests in a broad range of short-term instruments, including obligations of the U.S. Government, banks and commercial obligations, and repurchase agreements relating to such obligations. It may also invest in securities of foreign issuers. The Portfolio invests only in securities that are payable in U.S. dollars and that have (or pursuant to regulations adopted by the SEC will be deemed to have) remaining maturities of thirteen months or less at the date of purchase by the Portfolio.

The Portfolio invests in securities rated by the "Requisite NRSROs." "Requisite NRSROs" means (a) any two nationally-recognized statistical rating organizations ("NRSROs") that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) one NRSRO, if only one NRSRO has issued such a rating at the time that the Portfolio acquires the security. Currently, there are six NRSROs: Standard & Poor's, a division of The McGraw-Hill Companies ("S&P"); Moody's Investors Service, Inc. ("Moody's"); Fitch Investors Services, Inc.; Duff and Phelps, Inc.; IBCA Limited and its affiliate, IBCA, Inc.; and Thomson Bankwatch. A discussion of the ratings categories of the NRSROs is contained in the Appendix to the Statement of Additional Information.

The Portfolio will limit its portfolio investments to securities that the Board of Trustees determines present minimal credit risks and that are "Eligible Securities" at the time of acquisition by the Portfolio. The term Eligible Securities includes securities rated by the Requisite NRSROs in one of the two highest short-term rating categories, securities of issuers that have received such rating with respect to other short-term debt securities and comparable unrated securities.

The Portfolio generally may not invest more than 5% of its total assets in the securities of any one issuer, except for U.S. Government securities. In addition, the Portfolio may not invest more than 5% of its total assets in Eligible Securities that have not received the highest rating from the Requisite NRSROs and comparable unrated securities ("Second Tier Securities") and may not invest more than 1% of its total assets in the Second Tier Securities of any one issuer. The Portfolio may invest more than 5% (but no more than 25%) of the then-current value of the Portfolio's total assets in the securities of a single issuer for a period of up to three business days, provided that (a) the securities either are rated by the Requisite NRSROs in the highest short-term rating category or are securities of issuers that have received such rating with respect to other short-term debt securities or are comparable unrated securities, and (b) the Portfolio does not make more than one such investment at any one time.

The Portfolio may purchase obligations of issuers in the banking industry, such as commercial paper, notes, certificates of deposit, bankers acceptances and time deposits and U.S. dollar denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its assets.


                       PORTFOLIO INSTRUMENTS AND PRACTICES

Investment strategies that are available to the Portfolio are set forth below. Additional information concerning certain of these strategies and their related risks is contained in the Appendix and Statement of Additional Information.

U.S. Government Obligations
The Portfolio may purchase obligations issued or guaranteed by the U.S. Treasury (including STRIPS), U.S. Government agencies, or U.S. Government-sponsored enterprises.

Repurchase Agreements
The Portfolio may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price within one year from the date of acquisition ("repurchase agreements").

Reverse Repurchase Agreements
The Portfolio may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, the Portfolio would only sell portfolio securities to financial institutions and agree to repurchase them at an agreed upon date and price. The Portfolio would consider entering into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the price of the securities the Portfolio are obligated to repurchase. The Portfolio may engage in reverse repurchase agreements provided that the amount of the reverse repurchase agreements and any other borrowings does not exceed one-third of the value of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings).

When-Issued Securities
The Portfolio may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Portfolio will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. The Portfolio expects that commitments to purchase when-issued securities will not exceed 25% of the value of their total assets absent unusual market conditions. The Portfolio does not intend to purchase when-issued securities for speculative purposes but only in furtherance of their investment objectives.

Illiquid Securities
The Portfolio will not knowingly invest more than 10% of the value of its total net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation (irrespective of any legal or contractual restrictions on resale).

Foreign Securities
The Portfolio may invest in dollar-dominated securities of foreign issuers, including obligations of foreign banks or foreign branches of U.S. banks. Investments in foreign banks or foreign issuers present certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments, the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, and reduced availability of public information. Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements applicable to domestic issuers.

Certain Fundamental Policies
Certain of the Portfolio's investment policies are fundamental policies that can be changed only by shareholder vote.
The policies described below are fundamental and cannot be changed as to the Portfolio without approval by the holders of a majority (as defined in the 1940
Act) of the Portfolio's outstanding voting shares. See "Investment Objective and Management Policies--Investment Restrictions" in the Statement of Additional Information.

The Portfolio may not:

         1. Borrow money, except that the Portfolio may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) from banks, or subject to specific authorization by the SEC, from portfolios advised by the BSFM or an affiliate of the BSFM, and (ii) engage in reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed one-third of the value of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings).

         2. Purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to investments in U.S. Government securities or bank instruments.

         3. Make loans except that the Portfolio may (i) purchase or hold debt obligations in accordance with its investment objective and policies, (ii) enter into repurchase agreements for securities, and (iii) subject to specific authorization by the SEC, lend money to other portfolios advised by the BSFM or an affiliate of the BSFM.

Certain Additional Non-Fundamental Policies
The Portfolio may not mortgage, pledge or hypothecate any assets except in connection with such borrowings and reverse repurchase and then only in amounts not exceeding one-third of the value of the particular Portfolio's total assets at the time of such borrowing. Additional investments will not be made by the Portfolio when borrowings exceed 5% of the Portfolio's assets. The Portfolio may invest up to 10% of the value of its net assets in repurchase agreements having maturities longer than seven days and in other illiquid securities. See "Investment Objective and Management Policies--Investment Restrictions" in the Statement of Additional Information.

Risk Factors
No investment is free from risk. Investing in the Portfolio will subject investors to certain risks which should be considered.
Although the Portfolio will attempt to maintain its net asset value at $1.00 per share, there can be no assurance that it will achieve this goal. The Portfolio is subject to risks common to money market funds, including credit risk and interest rate risk. The Board of Trustees has adopted procedures to ensure that the Portfolio invests in high quality instruments.

Diversified Status
The Portfolio is classified as a "diversified" portfolio. A "diversified" investment company is required by the 1940 Act generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer and to hold not more than 10% of the outstanding voting securities of a single issuer. The Portfolio intends to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"), which requires that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Portfolio's total assets be invested in cash, U.S.

Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Portfolio's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies). The Portfolio intends to comply with the more restrictive diversification requirements applicable to money market funds, discussed above.

Simultaneous Investments
Investment decisions for the Portfolio are made independently from those of other investment companies or accounts advised by BSFM. However, if such other investment companies or accounts are prepared to invest in, or desire to dispose of, securities of the type in which the Portfolio invests at the same time as the Portfolio, available investments or opportunities for sales will be allocated equitably to each. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Portfolio or the price paid or received by the Portfolio.


                             MANAGEMENT OF THE FUND

Board of Trustees
The Trustees are responsible for the overall management and supervision of the Portfolio's business.
The Portfolio's business affairs are managed under the general supervision of its Board of Trustees. The Portfolio's Statement of Additional Information contains the name and general business experience of each Trustee.

Investment Adviser
The Portfolio's investment adviser is BSFM.
The Portfolio's investment adviser is BSFM, a wholly-owned subsidiary of The Bear Stearns Companies Inc., which is located at 245 Park Avenue, New York, New York 10167. The Bear Stearns Companies Inc. is a holding company which, through its subsidiaries including its principal subsidiary, Bear Stearns, is a leading United States investment banking, securities trading and brokerage firm serving United States and foreign corporations, governments and institutional and individual investors. BSFM is a registered investment adviser and offers, either directly or through affiliates, investment advisory and administrative services to open-end and closed-end investment funds and other managed pooled investment vehicles with net assets at February 28, 1997 of over $2.9 billion.

BSFM supervises and assists in the overall management of the Portfolio's affairs under an Investment Advisory Agreement between BSFM and the Fund, subject to the overall authority of the Fund's Board of Trustees in accordance with Massachusetts law.

The Portfolio pays BSFM a monthly advisory fee at an annual rate equal to 0.20% of the Portfolio's average daily net assets.

BSFN also serves as the Portfolio's administrator. Portfolio's administrator is BSFM. The Portfolio pays BSFM an administration fee at the annual rate of .05 of 1% of its average daily net assets.
Under the terms of an Administration Agreement with the Portfolio, BSFM generally supervises all aspects of the operation of the Portfolio, subject to the overall authority of the Fund's Board of Trustees in accordance with Massachusetts law. For providing administrative services to the Portfolio, the Portfolio has agreed to pay BSFM a monthly fee at the annual rate of .05 of 1% of the Portfolio's average daily net assets. Under the terms of an Administrative Services Agreement with the Portfolio, PFPC Inc. provides certain administrative services to the Portfolio. For providing these services, the Portfolio has agreed to pay PFPC Inc. an annual fee, as set forth below:

PORTFOLIO'S                                        ANNUAL FEE AS A PERCENTAGE OF
AVERAGE NET ASSETS                                   AVERAGE DAILY NET ASSETS

First $150 million......................................    .075 of 1%
Next $150 million up to $300 million....................    .04 of 1%
Next $300 million up to $600 million....................    .02 of 1%
Assets in excess of $600 million........................    .0125 of 1%

The above-referenced fee is subject to a monthly minimum fee of $6,250.

From time to time, BSFM may waive receipt of its fees and/or voluntarily assume certain Portfolio expenses, which would have the effect of lowering the Portfolio's expense ratio and increasing yield to investors at the time such amounts are waived or assumed, as the case may be. The Portfolio will not pay BSFM at a later time for any amounts it may waive, nor will the Portfolio reimburse BSFM for any amounts it may assume. From time to time, PFPC Inc. may voluntarily waive a portion of its fee.

Bear Stearns has agreed to permit the Portfolio to use the name "Bear Stearns" or derivatives thereof as part of the Portfolio name for as long as the Investment Advisory Agreement is in effect.

Distributor
Bear Stearns, located at 245 Park Avenue, New York, New York 10167, serves as the Portfolio's principal underwriter and distributor of the Portfolio's shares pursuant to an agreement which is renewable annually.

Custodian and Transfer Agent
Custodial Trust Company, 101 Carnegie Center, Princeton, New Jersey 08540, an affiliate of Bear Stearns, is the Portfolio's custodian. PFPC Inc., Bellevue Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, is the Portfolio's transfer agent, dividend disbursing agent and registrar (the "Transfer Agent"). The Transfer Agent also provides certain administrative services to the Portfolio.

Expense Limitation
BSFM has voluntarily undertaken to waive its investment advisory fee and assume certain expenses of the Portfolio, extraordinary items, interest and taxes to the extent Total Portfolio Operating Expenses exceed 0.20% of Class Y's average daily net assets. Such waivers and expense reimbursement may be discontinued at any time upon notice to the shareholder.


                                HOW TO BUY SHARES

General
The minimum initial investment in Class Y shares is $5,000,000; there is no minimum for subsequent investments.
Shares of the Portfolio may be purchased by wire only. Shares are sold at the net asset value next determined after receipt of a purchase order in the manner described below. Purchase orders are accepted on any day on which the New York Stock Exchange and the Federal Reserve Bank of New York are open ("Fund Business Day") between the hours of 9:00 a.m. and 5:00 p.m. (Eastern Time). The Portfolio does not determine net asset value, and purchase orders are not accepted, on the days those institutions observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving and Christmas.

Procedures
Purchases can be made through Bear Stearns account executives, Authorized Dealers or the Transfer Agent.
Purchase order of the Portfolio's shares may be made through a brokerage firm maintained with Bear Stearns or through certain investment dealers who are members of the National Association of Securities Dealers, Inc. who have sales agreements with Bear Stearns (an "Authorized Dealer").

To purchase shares of the Portfolio by Federal Reserve wire, call the Transfer Agent, PFPC Inc., at (800) 447-1139 or call your sales representative. If the Transfer Agent receives a firm indication of the approximate size of the intended investment before 2:30 p.m. (Eastern Time) and the completed purchase order before 3:00 p.m. (Eastern Time), and the Custodian receives Federal Funds the same day, purchases of shares of the Portfolio begin to earn dividends that day. Completed orders received after 3:00 p.m. begin to earn dividends the next Fund Business Day upon receipt of Federal Funds.

To allow the Adviser to manage the Portfolio most effectively, investors are encouraged to execute as many trades as possible before 2:30 p.m. To protect the Portfolio's performance and shareholders, the Adviser discourages frequent trading in response to short-term market fluctuations. The Portfolio reserves the right to refuse any investment that, in its sole discretion, would disrupt the Portfolio's management.

If the Public Securities Association recommends that the government securities markets close early, the Fund may advance the time at which the Transfer Agent must receive notification of orders for purposes of determining eligibility for dividends on that day. Investors who notify the Transfer Agent after the advanced time become entitled to dividends on the following Fund Business Day. If the Transfer Agent receives notification of a redemption request after the advanced time, it ordinarily will wire redemption proceeds on the next Fund Business Day.

If an investor does not remit Federal Funds, such payment must be converted into Federal Funds. This usually occurs within one Fund Business Day of receipt of a bank wire. Prior to receipt of Federal Funds, the investor's monies will not be invested.

The following procedure will help assure prompt receipt of your Federal Funds wire:

   A. Telephone the Transfer Agent, PFPC Inc., toll free at (800) 447-1139 and provide the following information:

                     Your name
                     Address
                     Telephone number
                     Taxpayer ID number
                     The amount being wired. The identity of the bank wiring funds.

You will then be provided with a Portfolio account number. (Investors with existing accounts must also notify the Portfolio before wiring funds.)

     B. Instruct your bank to wire the specified amount to the Portfolio as follows:

                     PNC Bank, N.A.
                     ABA #0310-005-3
                     Credit A/C # [                 ]
                     From:  (Name of Investor)
                     For Purchase of: The Prime Money Market Portfolio
                     Amount:  (amount to be invested)

An investor may open an account when placing an initial order by telephone, provided the investor thereafter submits an Account Information Form by mail. An Account Information Form is included with this Prospectus. PFPC will not process redemptions until it receives a fully completed and signed Account Information Form.

The Fund and the Transfer Agent each reserves the right to reject any purchase order for any reason.

Share Certificates. The Transfer Agent maintains a share account for each shareholder. The Fund does not issue share certificates.

Account Statements. Monthly account statements are sent to investors to report transactions such as purchases and redemptions as well as dividends paid during the month.

Minimum Investment Required. The minimum initial investment in the Portfolio is $5,000,000. There is no minimum subsequent investment. The Fund reserves the right to waive the minimum investment requirement.

Investors who are not Bear Stearns clients may purchase Portfolio shares through the Transfer Agent. To make an initial investment in the Portfolio, an investor must establish an account with the Portfolio by furnishing necessary information to the Fund. An account with the Portfolio may be established by completing and signing the Account Information Form indicating which Class of shares is being purchased, a copy of which is attached to this Prospectus, and transmitting it to PFPC Inc., Attention: The Bear Stearns Funds--Prime Money Market Portfolio, P.O. Box 8960, Wilmington, Delaware 19899-8960. Fax (____) _____-________. Wire
Federal Funds the same day to [to come].

Net asset value is computed daily as of the close of regular trading on the New York Stock Exchange.
Shares of the Portfolio are sold on a continuous basis. Net asset value per share is determined as of 4:15 p.m., New York time on each business day and at such times as may be appropriate or necessary. The net asset value per share of each Class of the Portfolio is computed by dividing the value of the Portfolio's net assets represented by such Class (i.e., the value of its assets less liabilities) by the total number of shares of such Class outstanding. The Portfolio seeks to maintain a $1.00 net asset value; therefore the Portfolio uses the "Amortized Cost Method" to value individual holdings. For further information regarding the methods employed in valuing the Portfolio's investments, see "Determination of Net Asset Value" in the Portfolio's Statement of Additional Information.

Federal regulations require that investors provide a certified Taxpayer Identification Number (a "TIN") upon opening or reopening an account. See "Dividends, Distributions and Taxes." Failure to furnish a certified TIN to the Fund could subject the investor to a $50 penalty imposed by the Internal Revenue Service (the "IRS").

                              HOW TO REDEEM SHARES

General
The redemption price will be based on the net asset value next computed after receipt of a redemption request.
Holders of shares of the Portfolio may redeem their shares without charge at the net asset value next determined after the Portfolio receives the redemption request. Redemption requests must be received in proper form and can be made by telephone request or wire request on any Fund Business Day between the hours of 9:00 a.m. and 5:00 p.m. (Eastern Time).

Procedure Shareholders may redeem shares in several ways Redemption through Bear Stearns or Authorized Dealers Clients with a brokerage account may submit redemption requests to their account executives or Authorized Dealers in person or by telephone, mail or wire. Bear Stearns account executives or Authorized Dealers are responsible for promptly forwarding redemption requests to the Transfer Agent.

Redemption through the Transfer Agent
BY TELEPHONE. Provided your account is maintained with the Transfer Agent, redemption requests may be made by telephoning the Transfer Agent, PFPC Inc., at
(800) 447-1139. Shareholders must provide the Transfer Agent with the shareholder's account number, the exact name in which the shares are registered and some additional form of identification such as a password. A redemption by telephone may be made only if the telephone redemption authorization has been completed on the Account Information Form included with this Prospectus. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Transfer Agent will follow reasonable procedures to confirm that such instructions are genuine. If such procedures are followed, neither the Transfer Agent nor the Fund will be liable for any losses due to unauthorized or fraudulent redemption requests.

In times of drastic economic or market changes, it may be difficult to make redemptions by telephone. If a shareholder cannot reach the Transfer Agent by telephone, redemption requests may be mailed or hand-delivered to the Transfer Agent.

WRITTEN REQUESTS. Redemption requests may be made by writing to the Prime Money Market Portfolio, c/o PFPC Inc., P.O. Box 8960, Wilmington, Delaware 19899-8960. Written requests must be in proper form. The shareholder will need to provide the exact name in which the shares are registered, the Portfolio name, account number, and the share or dollar amount requested.

A signature guarantee is required for any written redemption request and for any instruction to change the shareholder's record name or address, a designated bank account, the dividend election, or the telephone redemption or other option elected on an account. Signature guarantees may be provided by any eligible institution acceptable to the Transfer Agent, including a bank, a broker, a dealer, national securities exchange, a credit union, or a savings association which is authorized to guarantee signatures. Other procedures may be implemented from time to time.

The Transfer Agent may request additional documentation to establish that a redemption request has been authorized properly. A redemption request will not be considered to have been received in proper form until such additional documentation has been submitted to the Transfer Agent.

FIRM INDICATION OF
REDEMPTION REQUEST        COMPLETED
AND APPROXIMATE SIZE      REDEMPTION
OF REDEMPTION             ORDER              REDEMPTION
RECEIVED                  RECEIVED           PROCEEDS         DIVIDENDS
--------------------------------------------------------------------------------


By 2:30 p.m.              By 4:00 p.m.       Wired same       Not earned on day
Eastern Time              Eastern Time       Business Day     requested
                                             received


After 2:30 p.m.           After 4:00 p.m.    Wired next       Earned on day
Eastern Time              Eastern Time       Business Day     requested received


Due to the cost to the Fund of maintaining smaller accounts, the Fund reserves the right to redeem, upon 60 days' written notice, all shares in an account with an aggregate net asset value of less than $500,000 unless an investment is made to restore the minimum value. The Fund will not redeem accounts that fall below this amount solely as a result of a reduction in the net asset value of the Portfolio's shares.

PFPC Inc. may request additional documentation to establish that a redemption request has been authorized properly. A redemption request will not be considered to have been received in proper form until such additional documentation has been submitted to PFPC, Inc.

The Portfolio reserves the right to wire redemption proceeds within seven days after receiving the redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Portfolio. In addition, the Portfolio may redeem shares involuntarily or suspend the right of redemption as permitted under the Investment Company

Act of 1940, as amended (the "1940 Act"), or under certain special circumstances described in the Statement of Additional Information under "Additional Purchase and Redemption Information."


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends will be automatically reinvested in additional Portfolio shares at net asset value, unless payment in cash is requested.
The Portfolio's net investment income is declared daily as a dividend to shares held of record at the close of business on the date of declaration. Shares begin accruing dividends on the day the purchase order for the shares is effective and continue to accrue dividends through the day before such shares are redeemed. All expenses are accrued daily and deducted before declaration of dividends to investors. Dividends are automatically reinvested in additional Portfolio shares, unless payment in cash is requested. Cash dividends are paid monthly by check or wire transfer at the end of the month or after a redemption of all of an investor's shares of a particular class. The Portfolio distributes net realized securities gains, if any, once a year, but it may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

Dividends are declared daily and paid monthly, following the close of the last Fund Business Day of the month. Shares purchased by wire before 3:00 p.m. (Eastern Time) begin earning dividends that day. Dividends are automatically reinvested on payment dates in additional shares of the Portfolio unless cash payments are requested by contacting the Fund. The election to reinvest dividends and distributions or receive them in cash may be changed at any time upon written notice to the Transfer Agent. All dividends and other distributions are treated in the same manner for Federal income tax purposes whether received in cash or reinvested in shares of the Portfolio. If no election is made, all dividends and distributions will be reinvested.

Net realized short-term capital gains, if any, will be distributed whenever the Trustees determine that such distributions would be in the best interest of the shareholders, which would be at least once per year. The Fund does not anticipate that the Portfolio would realize any long-term capital gains, but should they occur, they also will be distributed at least once every 12 months.

Dividends, together with distributions from net realized short-term securities gains and all or a portion of any gains realized from the sale or other disposition of market discount bonds, paid by the Portfolio to a foreign investor generally are subject to U.S. nonresident withholding taxes at the rate of 30%, unless the foreign investor claims the benefit of a lower rate specified in a tax treaty. However, such distributions may be subject to backup withholding, as described below, unless the foreign investor certifies his non-U.S. residency status.

Notice as to the tax status of investors' dividends and distributions will be mailed to them annually. Investors also will receive periodic summaries of their accounts which will include information as to dividends and distributions from securities gains, if any, paid during the year.

Federal regulations generally require the Fund to withhold ("backup withholding") and remit to the U.S. Treasury 31% of dividends, distributions from net realized securities gains and the proceeds of any redemption, regardless of the extent to which gain or loss may be realized, paid to a shareholder if such shareholder fails to certify either that the TIN furnished in connection with opening an account is correct or that such shareholder has not received notice from the IRS of being subject to backup withholding as a result of a failure to properly report taxable dividend or interest income on a Federal income tax return. Furthermore, the IRS may notify the Fund to institute backup withholding if the IRS determines a shareholder's TIN is incorrect or if a shareholder has failed to properly report taxable dividend and interest income on a Federal income tax return.

A TIN is either the Social Security number or employer identification number of the record owner of the account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner's Federal income tax return.

The Portfolio is not expected to have any Federal tax liability; although investors should expect to be subject to Federal, state or local taxes in respect of their investment in Portfolio shares.

The Portfolio intends to continue to so qualify if such qualification is in the best interests of its shareholders. Such qualification relieves the Portfolio of any liability for Federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code. In addition, the Portfolio is subject to a non-deductible 4% excise tax, measured with respect to certain undistributed amounts of taxable investment income and capital gains.

Each investor should consult its tax adviser regarding specific questions as to Federal, state or local taxes.


                             PERFORMANCE INFORMATION

The Portfolio may  advertise  its  performance  in a number of ways.
From time to time, the "yields" and "effective yields" may be quoted in advertisements or in reports to shareholders. Yield quotations are computed separately for each class of shares. The "yield" quoted in advertisements for a particular class of shares refers to the income generated by an investment in such shares over a specific period (such as a seven-day period) identified in the advertisement. This income is then "annualized;" that is, the amount of income generated by the investment during that period is assumed to be generated each such period over a 52-week or one-year period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a particular class is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

Average annual total return is calculated pursuant to a standardized formula which assumes that an investment in the Portfolio was purchased with an initial payment of $1,000 and that the investment was redeemed at the end of a stated period of time, after giving effect to the reinvestment of dividends and distributions during the period. The return is expressed as a percentage rate which, if applied on a compounded annual basis, would result in the redeemable value of the investment at the end of the period. Advertisements of the Portfolio's performance will include the Portfolio's average annual total return for one, five and ten year periods, or for shorter periods depending upon the length of time during which the Portfolio has operated. Computations of average annual total return for periods of less than one year represent an annualization of the Portfolio's actual total return for the applicable period.

Total return is computed on a per share basis and assumes the reinvestment of dividends and distributions. Total return generally is expressed as a percentage rate which is calculated by combining the income and principal changes for a specified period and dividing by the net asset value per share at the beginning of the period. Advertisements may include the percentage rate of total return or may include the value of a hypothetical investment at the end of the period which assumes the application of the percentage rate of total return.

The Portfolio's yield figures for a class of shares represent past performance, will fluctuate and should not be considered as representative of future results. The yield of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses. Any fees charged by institutional investors directly to their customers in connection with investments in Portfolio shares are not reflected in the Portfolio's expenses or yields; and, such fees, if charged, would reduce the actual return received by customers on their investments. The methods used to compute the Portfolio's yields are described in more detail in the Statement of Additional Information. Investors may call 1-800-447-1139 to obtain current yield information.

The Portfolio performance may be compared to those of other mutual funds with similar objectives, to other relevant indices, or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, such data are reported in national financial publications such as Morningstar, Inc., Barron's, IBC Money Fund Report(R), The Wall Street Journal and The New York Times; reports prepared by Lipper Analytical Services, Inc., and publications of a local or regional nature.

                               GENERAL INFORMATION

The Fund was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust (the "Trust Agreement") dated September 29, 1994. The Fund commenced operations on or about April 3, 1995 in connection with the offer of shares of certain of its other portfolios. The Fund is authorized to issue an unlimited number of shares of beneficial interest, par value $.001 per share. The Portfolio's shares are classified into two Classes--Class A, and Class Y. Each share has one vote and shareholders will vote in the aggregate and not by Class, except as otherwise required by law. As of this date, only Class Y Shares are being offered.

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Portfolio. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Portfolio and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or a Trustee. The Trust Agreement provides for indemnification from the Portfolio's property for all losses and expenses of any shareholder held personally liable for the obligations of the Portfolio. Thus, the risk of a shareholder incurring financial loss on account of a shareholder liability is limited to circumstances in which the Portfolio itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by the Portfolio, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Portfolio. The Fund's Trustees intend to conduct the operations of the Portfolio in a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Portfolio. As discussed under "Management of the Fund" in the Portfolio's Statement of Additional Information, the Portfolio ordinarily will not hold shareholder meetings; however, shareholders under certain circumstances may have the right to call a meeting of shareholders for the purpose of voting to remove Trustees.

To date, the Fund's Board has authorized the creation of seven portfolios of shares. All consideration received by the Fund for shares of one of the portfolios and all assets in which such consideration is invested will belong to that portfolio (subject only to the rights of creditors of the Fund) and will be subject to the liabilities related thereto. The assets attributable to, and the expenses of, one portfolio (and as to classes within a portfolio) are treated separately from those of the other portfolios (and classes). The Fund has the ability to create, from time to time, new portfolios of shares without shareholder approval.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Fund, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by such matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of such portfolio in the matter are identical or that the matter does not affect any interest of such portfolio. However, the Rule exempts the selection of independent accountants and the election of Trustees from the separate voting requirements of the Rule.

The Transfer Agent maintains a record of share ownership and will send confirmations and statements of account.

Shareholder  inquiries  may be  made  by  writing  to the  Fund  at  PFPC  Inc.,
Attention: The Prime Money Market Portfolio, P.O. Box 8960, Wilmington, Delaware 19899- 8960, by calling 1-800-447-1139 (in Delaware call collect 302-791-1031)
or by calling Bear Stearns at 1-800-766-4111.

                                    APPENDIX

Investment Techniques
In connection with its investment objective and policies, the Portfolio may employ, among others, the following investment techniques which may involve certain risks.

Borrowing Money
The Portfolio may borrow money.
As a fundamental policy, the Portfolio is permitted to borrow to the extent permitted under the 1940 Act. The 1940 Act permits an investment company to borrow in an amount up to 33-1/3% of the value of such company's total assets. However, the Portfolio currently intends to borrow money only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the Portfolio's total assets, the Portfolio will not make any additional investments.

Certain Portfolio Securities

Money Market Instruments
The Portfolio may invest in a variety of money market instruments.

The Portfolio may invest, in the circumstances described under "Description of the Fund--Management Policies," in the following types of money market instruments, each of which at the time of purchase must have or be deemed to have under rules of the Securities and Exchange Commission remaining maturities of 397 days or less.

The securities  purchased by the Portfolio rated by the "Requisite NRSROs" means
(a) any two nationally-recognized statistical rating organizations ("NRSROs") that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) one NRSRO, if only one NRSRO has issued such a rating at the time that the Fund acquires the security. Currently, there are six
NRSROs: Standard & Poor's, a division of The McGraw-Hill Companies ("S&P"); Moody's Investors Service, Inc. ("Moody's"); Fitch Investors Services, Inc.; Duff and Phelps, Inc.; IBCA Limited and its affiliate, IBCA, Inc.; and Thomson Bankwatch.

U.S. Government Securities The Portfolio may purchase securities issued or guaranteed by the U.S. Government, its agencies, or government sponsored enterprises, which include U.S. Treasury securities that differ in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years. Some obligations issued or guaranteed by U.S. Government agencies and Government sponsored enterprises, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, by the right of the issuer to borrow from the U.S. Treasury; others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. Principal and interest may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. Government provides financial support to such U.S. Government agencies or Government sponsored agencies, no assurance can be given that it will always do so, since it is not so obligated by law.

Securities issued or guaranteed by the U.S. Government, its agencies or Government sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of the securities may vary during the period an investor owns shares of the Portfolio.

U.S. Treasury STRIPS
The Portfolio may invest in separately traded principal and interest components of securities backed by the full faith and credit of the U.S. Treasury. The principal and interest components of U.S. Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts separately. Under the stripped bond rules of the Internal Revenue Code of 1986, as amended (the "Code"), investments by the Fund in STRIPS will result in the accrual of interest income on such investments in advance of the receipt of the cash corresponding to such income. The interest component of STRIPS may be more volatile than that of U.S. Treasury bills with comparable maturities. In accordance with Rule 2a-7, the Portfolio's investments in STRIPS are limited to those with maturity components not exceeding 397 days.

Variable and Floating Rate Securities
The interest rates payable on certain securities in which the Portfolio may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods. Interest on a floating rate obligation is adjusted whenever there is a change in the market rate of interest on which the interest rate payable is based. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation. The Portfolio will take demand or reset features into consideration in determining the average portfolio duration of the Fund and the effective maturity of individual securities.

Bank  Obligations  The  Portfolio  may  invest  in bank  obligations,  including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, the Portfolio may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities and the possible seizure or nationalization of foreign deposits.

Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Portfolio will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. The Portfolio will not invest more than 10% of the value of its net assets in time deposits maturing in more than seven days and in other securities that are illiquid.

Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.

Repurchase Agreements
Repurchase agreements involve the acquisition by the Portfolio of an underlying debt instrument, subject to an obligation of the seller to repurchase, and the Portfolio to resell, the instrument at a fixed price usually not more than one week after its purchase. Certain costs may be incurred by the Portfolio in connection with the sale of the securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, realization on the securities by the Portfolio may be delayed or limited.

Commercial Paper and Other Short-Term Corporate Obligations
Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs.

Investment Company Securities
The Portfolio may invest in securities of other investment companies.
The Portfolio may invest in securities issued by other investment companies. Under the 1940 Act, the Portfolio's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Portfolio's total assets with respect to any one investment company and (iii) 10% of the Portfolio's total assets in the aggregate. Investments in the securities of other investment companies will involve duplication of advisory fees and certain other expenses.

Illiquid  Securities
The Portfolio may purchase illiquid securities. The Portfolio may invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Portfolio's investment objective. Such securities may include securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale, repurchase agreements providing for settlement in more than seven days after notice. As to these securities, the Portfolio is subject to a risk that should the Portfolio desire to sell them when a ready buyer is not available at a price the Portfolio deems representative of their value, the value of the Portfolio's net assets could be adversely affected.

The Portfolio may invest in commercial obligations issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended ("Section 4(2) paper"). The Portfolio may also purchase securities that are not registered under the Securities Act of 1933, as amended, but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act ("Rule 144A securities"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Portfolio who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors like the Portfolio through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the percentage limitation on investment in illiquid securities.

     THE
BEAR STEARNS
     FUNDS

245 Park Avenue
New York, NY 10167

1.800.766.4111

Distributor
Bear, Stearns & Co. Inc.
245 Park Avenue
New York, NY 10167

Investment Adviser and Administrator
Bear Stearns Funds Management Inc.
245 Park Avenue
New York, NY 10167

Custodian
Custodial Trust Company
101 Carnegie Center
Princeton, NJ 08540

Transfer & Dividend
Disbursement Agent
PFPC Inc.
Bellevue Corporate Center
400 Bellevue Parkway
Wilmington, DE 19809

Counsel
Kramer, Levin, Naftalis & Frankel
919 Third Avenue
New York, NY 10022

Independent Auditors
Deloitte & Touche LLP
Two World Financial Center
New York, NY 10281-1434

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THE PRIME MONEY MARKET PORTFOLIO'S PROSPECTUS AND IN THE BEAR STEARNS PRIME MONEY MARKET PORTFOLIO'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFER OF BEAR STEARNS PRIME MONEY MARKET PORTFOLIO'S SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THE BEAR STEARNS PRIME MONEY MARKET PORTFOLIO'S PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                             THE BEAR STEARNS FUNDS
                              FOCUS LIST PORTFOLIO
                               CLASS A AND CLASS Y
                                     PART B
                      (STATEMENT OF ADDITIONAL INFORMATION)
                               ____________, 1997


         This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current relevant
Prospectus dated ____________, 1997 of the Focus List Portfolio (the "Portfolio") of The Bear Stearns Funds (the "Fund"), as each may be revised from time to time. To obtain a free copy of such Prospectus, please write to the Fund at PFPC Inc. ("PFPC"), Attention: The Focus List Portfolio, P.O. Box 8960, Wilmington, Delaware 19899-8960, call 1-800-447-1139 or call Bear, Stearns & Co. Inc. ("Bear Stearns") at 1-800-766-4111.

         Bear Stearns Funds Management Inc. ("BSFM"), a wholly-owned subsidiary of The Bear Stearns Companies Inc., serves as the Portfolio's investment adviser.

         Bear Stearns, an affiliate of BSFM, serves as distributor of the Portfolio's shares.


                                TABLE OF CONTENTS
                                                                            Page

Investment Objective and Management Policies..........................     B-2
Management of the Fund................................................     B-12
Management Arrangements...............................................     B-15
Purchase and Redemption of Shares.....................................     B-18
Determination of Net Asset Value......................................     B-20
Dividends, Distributions and Taxes....................................     B-21
Portfolio Transactions................................................     B-23
Performance Information...............................................     B-25
Information About the Fund............................................     B-26
Custodian, Transfer and Dividend Disbursing Agent,
  Counsel and Independent Auditors....................................     B-26

         The following information supplements and should be read in conjunction with the section in the Portfolio's Prospectus entitled "Description of the Fund."

                  INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

The Bear Stearns Research Focus List

The Portfolio seeks to invest primarily in equity securities of U.S. issuers that, at the time of purchase, are on the Bear Stearns Research Focus List (the "Focus List"). The Portfolio is designed for investors seeking to maximize returns on a fully-invested, all-equity portfolio. The Portfolio is not a market-timing vehicle. Except for short-term liquidity purposes, cash reserves should rarely, if ever, exceed 5% of Portfolio assets.

The Focus List typically consists of twenty selected stocks chosen from those stocks currently rated as Attractive or as a Buy by a Bear Stearns research analyst. The stocks are selected for inclusion on the Focus List by a Focus List Committee (comprised of senior Bear Stearns investment strategists) based upon the expectation that the selected stocks will outperform the total return realized on the S&P 500 Index over the next three to six months.

The Bear Stearns Global Research Department has fifty domestic equity analysts who cover 800 issues. Using a rating system of 1-5, stocks are rated by analysts with "1" being the highest rating of "buy" and "2" attractive, etc. Approximately two hundred stocks are rated as Attractive or as a Buy. All rating changes (other than to 3 - no opinion) are approved by the Stock Selection Committee at Bear Stearns.

The criteria for an Attractive (2) rating by an analyst is that the stock must be a good, long-term growth prospect either because of or in comparison to its industry and that it is undervalued in comparison to the industry. A Buy (1) rating means that the analyst along with the Stock Section Committee feel that the stock, already rated Attractive, will outperform the market over the next six to twelve months because of a catalyst or near-term event which will trigger the upside. These catalysts can include change in management, the introduction of a new product, or a change in the industry outlook.

Stocks are picked by the Focus List Committee whose members are Kathryn Booth, Director of Global Research of Bear Stearns, and Elizabeth Mackay, Chief Investment Strategist of Bear Stearns. The Committee maintains twenty stocks on the list and any new additions are generally accompanied by a comparable number of deletions. The Committee monitors the list daily and candidates are considered based on any one or more of the following criteria: market and/or sector perception, analyst view and relative value.

Stocks that are downgraded below Attractive (2) by an analyst, are automatically deleted from the Focus List. However, the Focus List Committee may delete stocks for several other reasons including, but not limited to, achievement of its target price range, the lack of a catalyst to materialize or have its expected effect, and/or the appearance of new, more attractive opportunities.

It is possible that the Focus List will include stocks of issuers for which Bear Stearns or one of its affiliates performs banking services for which it receives fees, as well as stocks of issuers in which Bear Stearns or one of its affiliates makes a market and may have a long or short position in the stock. When Bear Stearns or one of its affiliates is engaged in an underwriting or other distribution of stock of an issuer, the Adviser may be prohibited from purchasing the stock of the issuer for the Portfolio. The activities of Bear Stearns or one of its affiliates may, from time to time, limit the Focus List Committee's ability to include stocks on the Focus List or the Portfolio's flexibility in purchasing and selling such stocks. In addition, the Focus List is available to other clients of Bear Stearns and its affiliates, including the Adviser, as well as the Portfolio.

Investment Strategy

Generally, as soon as practicable after public announcement, the Portfolio Manager will purchase a security that has been added to the Focus List, and will sell a security when the security has been removed from the Focus List. The Portfolio Manager determines what percentage of the Portfolio's total assets are to be allocated into each Focus List stock and makes changes in allocation percentages as investment and economic conditions change. Depending upon market conditions and to the extent the Portfolio needs to hold cash balances to satisfy shareholder redemption requests, the Portfolio Manager may not immediately purchase a new Focus List stock and/or may continue to hold one or more Focus List stocks that have been deleted from the Focus List. The Portfolio Manager will not have access to the Focus List prior to its becoming publicly disseminated.

The Investment Strategy described above will be implemented to the extent it is consistent with maintaining the Portfolio's qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). See "Dividends, Distributions and Taxes." The Portfolio's strategy may be limited, in particular, by the requirements for such qualification that less than 30% of the Portfolio's annual gross income be derived from the sale or other disposition of stocks held for less than three months.

Portfolio Securities

         Equity Securities. Equity securities consist of common stocks, convertible securities and preferred stocks. Preferred stock generally receives dividends before distributions are paid on common stock and ordinarily has a priority claim over common stockholders if the issuer of the stock is liquidated. Domestic and foreign stocks, and American Depositary Receipts (ADRs) are eligible for inclusion of the Focus List.

         Bank Obligations. Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose certificates of deposit ("CDs") may be purchased by the Portfolio are insured by the FDIC (although such insurance may not be of material benefit to the Portfolio, depending on the principal amount of the CDs of each bank held by the Portfolio) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of Federal or state laws and regulations, domestic branches of domestic banks whose CDs may be purchased by the Portfolio generally are required, among other things, to maintain specified levels of reserves, are limited in the amounts which they can loan to a single borrower and are subject to other regulation designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

         Obligations of foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic and foreign branches of foreign banks, such as CDs and time deposits ("TDs"), may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. These foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial record keeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

         Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation or by Federal or state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

         In addition, Federal branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may be required to: (1) pledge to the regulator, by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of Federal and State Branches generally must be insured by the FDIC if such branches take deposits of less than $100,000.

         In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks, by foreign subsidiaries of domestic banks, by foreign branches of foreign banks or by domestic branches of foreign banks, BSFM carefully evaluates such investments on a case-by-case basis.

         Repurchase Agreements. The Portfolio's custodian or sub-custodian will have custody of, and will hold in a segregated account, securities acquired by the Portfolio under a repurchase agreement. Repurchase agreements are considered by the staff of the Securities and Exchange Commission to be loans by the Portfolio. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Portfolio will enter into repurchase agreements only with domestic banks with total assets in excess of one billion dollars, or primary government securities dealers reporting to the Federal Reserve Bank of New York, with respect to securities of the type in which the Portfolio may invest, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below the resale price. The Advisers will monitor on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price. The Portfolio will consider on an ongoing basis the credit worthiness of the institutions with which it enters into repurchase agreements.

         Commercial Paper and Other Short-Term Corporate Obligations. Variable rate demand notes include variable amount master demand notes, which are obligations that permit the Portfolio to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Portfolio, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. As mutually agreed between the parties, the Portfolio may increase the amount under the notes at any time up to the full amount provided by the note agreement, or decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest, at any time. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Portfolio's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with floating and variable rate demand obligations, the Advisers will consider, on an ongoing basis, earning power, cash flow and other liquidity ratios of the borrower, and the borrower's ability to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies, and the Portfolio may invest in them only if at the time of an investment the borrower meets the criteria set forth in the Portfolio's Prospectus for other commercial paper issuers.

         Illiquid Securities. When purchasing securities that have not been registered under the Securities Act of 1933, as amended, and are not readily marketable, the Portfolio will endeavor to obtain the right to registration at the expense of the issuer. Generally, there will be a lapse of time between the Portfolio's decision to sell any such security and the registration of the security permitting sale. During any such period, the price of the securities will be subject to market fluctuations. However, if a substantial market of qualified institutional buyers develops for certain unregistered securities purchased by the Portfolio pursuant to Rule 144A under the Securities Act of 1933, as amended, the Portfolio intends to treat them as liquid securities in accordance with procedures approved by the Fund's Board of Trustees. Because it is not possible to predict with assurance how the market for restricted securities pursuant to Rule 144A will develop, the Fund's Board of Trustees has directed the Advisers to monitor carefully the Portfolio's investments in such securities with particular regard to trading activity, availability of reliable price information and other relevant information. To the extent that, for a period of time, qualified institutional buyers cease purchasing restricted securities pursuant to Rule 144A, the Portfolio's investing in such securities may have the effect of increasing the level of illiquidity in the Portfolio during such period.

Management Policies

         The Portfolio engages in the following practices in furtherance of its objective.

         Options Transactions. The Portfolio may engage in options transactions, such as purchasing put or call options or writing covered call options. The principal reason for writing covered call options, which are call options with respect to which the Portfolio owns the underlying security or securities, is to realize, through the receipt of premiums, a greater return than would be realized on the Portfolio's securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. The size of the premiums that the Portfolio may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

         Options written ordinarily will have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the time the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. The Portfolio may write (a) in-the-money call options when BSFM expects that the price of the underlying security will remain stable or decline moderately during the option period, (b) at-the-money call options when BSFM expects that the price of the underlying security will remain stable or advance moderately during the option period and (c) out-of-the-money call options when BSFM expects that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In these circumstances, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received.

         So long as the Portfolio's obligation as the writer of a call option continues, the Portfolio may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Portfolio to deliver the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Portfolio effects a closing purchase transaction. The Portfolio can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice.

         While it may choose to do otherwise, the Portfolio generally will purchase or write only those options for which BSFM believes there is an active secondary market so as to facilitate closing transactions. There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that otherwise may interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If as a covered call option writer the Portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

         Futures Contracts and Options on Futures Contracts. The Portfolio may trade futures contracts and options on futures contracts in U.S. domestic markets, such as the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange.

         Initially, when purchasing or selling futures contracts the Portfolio will be required to deposit with the Fund's custodian in the broker's name an amount of cash or cash equivalents up to approximately 10% of the contract amount. This amount is subject to change by the exchange or board of trade on which the contract is traded and members of such exchange or board of trade may impose their own higher requirements. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Portfolio upon termination of the futures position, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, at the then prevailing price, which will operate to terminate the Portfolio's existing position in the contract.

         Although the Portfolio intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Portfolio to substantial losses. If it is not possible, or the Portfolio determines not, to close a futures position in anticipation of adverse price movements, the Portfolio will be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may offset partially or completely losses on the futures contract. However, no assurance can be given that the price of the securities being hedged will correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

         In addition, to the extent the Portfolio is engaging in a futures transaction as a hedging device, due to the risk of an imperfect correlation between securities owned by the Portfolio that are the subject of a hedging transaction and the futures contract used as a hedging device, it is possible that the hedge will not be fully effective in that, for example, losses on the portfolio securities may be in excess of gains on the futures contract or losses on the futures contract may be in excess of gains on the portfolio securities that were the subject of the hedge. In futures contracts based on indices, the risk of imperfect correlation increases as the composition of the Portfolio's investments varies from the composition of the index. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of futures contracts, the Portfolio may buy or sell futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the futures contract has been less or greater than that of the securities. Such "over hedging" or "under hedging" may adversely affect the Portfolio's net investment results if market movements are not as anticipated when the hedge is established.

         Upon exercise of an option, the writer of the option will deliver to the holder of the option the futures position and the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of options on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the time of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of each Portfolio.

         Lending Portfolio Securities. To a limited extent, the Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions, provided it receives cash collateral which at all times is maintained in an amount equal to at least 100% of the current market value of the securities loaned. By lending its portfolio securities, the Portfolio can increase its income through the investment of the cash collateral. For purposes of this policy, the Portfolio considers collateral consisting of U.S. Government securities or irrevocable letters of credit issued by banks whose securities meet the standards for investment by the Portfolio to be the equivalent of cash. From time to time, the Portfolio may return to the borrower or a third party which is unaffiliated with the Portfolio, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

         The Securities and Exchange Commission currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) the Portfolio must receive at least 100% cash collateral from the borrower;

(2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Portfolio must be able to terminate the loan at any time; (4) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) while voting rights on the loaned securities may pass to the borrower, the Fund's Board of Trustees must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modification.

         Investment Restrictions. The Portfolio has adopted investment restrictions numbered 1 through 8 as fundamental policies. These restrictions cannot be changed, as to the Portfolio, without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Portfolio's outstanding voting shares. Investment restrictions numbered 9 and 10 are not fundamental policies and may be changed by vote of a majority of the Trustees at any time. The Portfolio may not:

         1. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act) except that (a) the Portfolio may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) the Portfolio may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; (c) subject to the restrictions set forth below, the Portfolio may borrow money as authorized by the 1940 Act.

         2. Purchase, hold or deal in real estate, real estate limited partnership interests, or oil, gas or other mineral leases or exploration or development programs, but the Portfolio may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts.

         3. Borrow money, except to the extent permitted under the 1940 Act. The 1940 Act permits an investment company to borrow in an amount up to 33-1/3% of the value of such company's total assets. For purposes of this Investment
Restriction, the entry into options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes shall not constitute borrowing.

         4. Make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, the Portfolio may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Fund's Board of Trustees.

         5. Act as an underwriter of securities of other issuers, except to the extent the Portfolio may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

         6. Invest in commodities, except that the Portfolio may purchase and sell options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indices.

         7. Purchase securities on margin, but the Portfolio may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

         8. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indexes.

         9. Make short sales of securities, other than short sales "against the box."

         10. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act.

         If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

                             MANAGEMENT OF THE FUND

         Trustees and officers of the Fund, together with information as to their principal business occupations during at least the last five years, are shown below. Each Trustee who is an "interested person" of the Fund, as defined in the 1940 Act, is indicated by an asterisk.

Name and Address              Position            Principal Occupation
   (and age)                  with Fund           During Past Five Years
----------------              ---------           ----------------------

Peter M. Bren (62)            Trustee
2 East 70th Street                                President of The Bren Co.;
New York, New York 10021                          President of Cole, Bren
                                                  Realty Advisors and Senior
                                                  Partner for Lincoln
                                                  Properties prior thereto.

Alan J. Dixon* (68)           Trustee             Partner of Bryan Cave, a
7535 Claymont Court                               law firm in St. Louis since
Apt. #2                                           January 1993; United
Belleville, IL  62223                             States Senator of Illinois
                                                  from 1981 to 1993.

John R. McKernan, Jr. (48)    Trustee             Chairman and Chief Executive
114 Nottingham Road                               Officer of McKernan
Auburn, ME  04210                                 Enterprises since January
                                                  1995; Governor of Maine prior
                                                  thereto.

M.B. Oglesby, Jr. (53)        Trustee             Vice Chairman of Cassidy
5300 Albemarle Street                             & Associates since
Bethseda, MD  20816                               February 1996; Senior
Trustee                                           Vice President of RJR
                                                  Nabisco, Inc. from April
                                                  1989 to February 1996;
                                                  Former Deputy Chief of
                                                  Staff-White House from
                                                  1988 to January 1989.


Robert S.  Reitzes*  (52)     Trustee             President and Chairman of the
245 Park  Avenue                                  Board Director of Mutual
New  York,  NY 10167                              Funds Bear Stearns Asset
                                                  Management and Senior
                                                  Managing Director of Bear
                                                  Stearns since March 1994;
                                                  Co-Director of Research and
                                                  Senior

Name and Address              Position            Principal Occupation
   (and age)                  with Fund           During Past Five Years
----------------              ---------           ----------------------

                                                  Chemical Analyst of C.J.
                                                  Lawrence/Deutsche Bank
                                                  Securities Corp. from January
                                                  1991 to March 1994.

Peter B. Fox (44)             Executive Vice      Senior Managing Director,
Three First National Plaza    President           Bear Stearns, Public
Chicago, IL  60602                                Finance

William J. Montgoris (49)     Executive Vice      Chief Financial Officer
245 Park Avenue               President           Chief Operating Officer,
New York, NY  10167                               Bear Stearns.

Stephen A. Bornstein (52)     Vice President      Managing Director, Legal
245 Park Avenue                                   Department, Bear Stearns
New York, NY  10167

Frank J.  Maresca  (38)       Vice  President     Managing Director of Bear
245 Park Avenue               and Treasurer       Stearns since September 1994;
New York,  NY 10167                               Associate Director of Bear
                                                  Stearns from September 1993
                                                  to September 1994; Executive
                                                  Vice President of BSFM since
                                                  March 1992; Vice President of
                                                  Bear Stearns from March 1992
                                                  to September 1993; First Vice
                                                  President of Mitchell
                                                  Hutchins Asset Management
                                                  Inc. ("Mitchell Hutchins")
                                                  from June 1988 to March 1992;
                                                  and Director of Funds
                                                  Administration Division of
                                                  Mitchell Hutchins from
                                                  November 1991 to March 1992.

Name and Address              Position            Principal Occupation
   (and age)                  with Fund           During Past Five Years
----------------              ---------           ----------------------

Doni Fordyce (38)             Vice President      Senior Managing Director,
245 Park Avenue                                   Bear Stearns Asset
New York, NY  10167                               Management.

Ellen T.  Arthur (43)         Secretary           Associate Director of Bear
245 Park Avenue                                   Stearns since January 1996;
New York, NY 10167                                Senior Counsel and Corporate
                                                  Vice President of PaineWebber
                                                  Incorporated from April 1989
                                                  to September 1995.

Vincent L. Pereira (31)       Assistant           Associate Director of Bear
245 Park Avenue               Treasurer           since September 1995 and Vice
New York, NY 10167                                President of BSFM since May
                                                  1993; Vice President of Bear
                                                  Stearns from May 1993 to
                                                  September 1995; Assistant
                                                  Vice President of Mitchell
                                                  Hutchins from October 1992 to
                                                  May 1993; Senior Relationship
                                                  Manager of Mitchell Hutchins
                                                  from June 1988 to October
                                                  1992.

Eileen M. Coyle (31)          Assistant           Vice President of Bear
245 Park Avenue               Secretary           Stearns since September 1995;
New York, NY 10167                                Accounting Supervisor and
                                                  Senior Accountant for Bear
                                                  Stearns since 1990.

         The Fund pays its non-affiliated Board members an annual retainer of $5,000 and a per meeting fee of $500 and reimburses them for their expenses. The Fund does not compensate its officers. The aggregate amount of compensation paid to each Board member by the Fund and by all other funds in the Bear Stearns Family of Funds for which such person is a Board member (the number of which is set forth in parenthesis next to each Board member's total compensation) for the fiscal year ended March 31, 1996 is as follows:

            (1)                       (2)                      (3)                       (4)                       (5)
       Name of Board               Aggregate               Pension or             Estimated Annual                Total
          Member                  Compensation         Retirement Benefits          Benefits Upon           Compensation from
                                   from Fund*          Accrued as Part of            Retirement               Fund and Fund
                                                         Fund's Expenses                                     Complex Paid to
                                                                                                              Board Members

Peter M. Bren                        $7,000                   None                      None                   $12,000(2)
Alan J. Dixon                        $7,000                   None                      None                    $7,000(1)
John R. McKernan, Jr.                $7,000                   None                      None                   $12,000(2)
M.B. Oglesby, Jr.                    $7,000                   None                      None                   $12,000(2)
Robert S. Reitzes                     None                    None                      None                     None(2)

---------------------
* Amount does not include reimbursed expenses for attending Board meetings, which amounted to $10,100 for Board members of the Fund, as a group.


         Board members and officers of the Fund, as a group, owned less than 1% of the Portfolio's shares outstanding on _________, 1997.

         For so long as the Plan described in the section captioned "Management Arrangements--Distribution and Shareholder Servicing Plan" remains in effect, the Fund's Trustees who are not "interested persons" of the Fund, as defined in the 1940 Act, will be selected and nominated by the Trustees who are not "interested persons" of the Fund.

         No meetings of shareholders of the Fund will be held for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Under the 1940 Act, shareholders of record of not less than two-thirds of the outstanding shares of the Fund may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. Under the Fund's Agreement and Declaration of Trust, the Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any such Trustee when requested in writing to do so by the shareholders of record of not less than 10% of the Fund's outstanding shares.

                             MANAGEMENT ARRANGEMENTS

         The following information supplements and should be read in conjunction with the section in the Portfolio's Prospectus entitled "Management of the Fund."

         Investment Advisory Agreement. BSFM provides investment advisory services to the Portfolio pursuant to the Investment Advisory Agreement (the "Agreement") dated _______________, 1997, with the Fund. The Agreement will remain in effect for two years from the date of execution and shall continue from year to year thereafter if it is approved by (i) the Fund's Board of Trustees or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Portfolio, provided that in either event the continuance also is approved by a majority of the Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund or BSFM, by vote cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable, as to the Portfolio, without penalty, on 60 days' notice, by the Fund's Board of Trustees or by vote of the holders of a majority of the Portfolio's shares, or, on not less than 90 days' notice, by BSFM. As to the Portfolio, the Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

         BSFM is a wholly owned subsidiary of The Bear Stearns Companies Inc. The following persons are directors and/or senior officers of BSFM: Mark A. Kurland, Chief Executive Officer, President, Chairman of the Board and Director; Robert S. Reitzes, Executive Vice President and Director; Milton B. Rubin, Vice Chairman of the Board; Frank J. Maresca, Executive Vice President; Neil T. Eigen, Executive Vice President; Vincent L. Pereira, Treasurer and Secretary; and Michael Minikes, Warren J. Spector and Robert M. Steinberg, Directors.

         As compensation for BSFM's advisory services, the Fund has agreed to pay BSFM a monthly fee at the annual rate of __% of value of the Portfolio's average daily net assets.

         Administration Agreement. BSFM provides certain administrative services to the Fund pursuant to the Administration Agreement dated ______________, with the Fund. The Administration Agreement will continue until ___________ and thereafter will be subject to annual approval by (i) the Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Portfolio, provided that in either event its continuance also is approved by a majority of the Fund's Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or BSFM, by vote cast in person at a meeting called for the purpose of voting on such approval. The Administration Agreement is terminable without penalty, on 60 days' notice, by the Fund's Board or by vote of the holders of a majority of the Portfolio's shares or upon not less than 90 days' notice by BSFM. The Administration Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

         As compensation for BSFM's administrative services, the Fund has agreed to pay BSFM a monthly fee at the annual rate of .15 of 1% of the Portfolio's average daily net assets.

         Administrative Services Agreement. PFPC provides certain administrative services to the Fund pursuant to the Administrative Services Agreement dated ________________, 1997, with the Fund. The Administrative Services Agreement is terminable upon 60 days' notice by either the Fund or PFPC. PFPC may assign its rights or delegate its duties under the Administrative

Services Agreement to any wholly-owned direct or indirect subsidiary of PNC Bank, National Association or PNC Bank Corp., provided that (i) PFPC gives the Fund 30 days' notice; (ii) the delegate (or assignee) agrees with PFPC and the Fund to comply with all relevant provisions of the 1940 Act; and (iii) PFPC and such delegate (or assignee) promptly provide information requested by the Fund in connection with such delegation.

         As compensation for PFPC's administrative services, the Fund has agreed to pay PFPC a monthly fee at the rate set forth in the Portfolio's Prospectus.

         Distribution and Shareholder Servicing Plan. Rule 12b-1 (the "Rule") adopted by the Securities and Exchange Commission under the 1940 Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Fund's Trustees have adopted such a plan with respect to Class A and Class C shares (the "Plan"). The Fund's Trustees believe that there is a reasonable likelihood that the Plan will benefit the Portfolio and the holders of its Class A and Class C shares.

         A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review. In addition, the Plan provides that it may not be amended to increase materially the costs which holders of a Class of shares may bear pursuant to the Plan without approval of such shareholders and that other material amendments of the Plan must be approved by the Board of Trustees, and by the Trustees who are neither "interested persons" (as defined in the 1940
Act) of the Fund nor have any direct or indirect financial interest in the operation of the Plan or in the related Plan agreements, by vote cast in person at a meeting called for the purpose of considering such amendments. The Plan and related agreements are subject to annual approval by such vote cast in person at a meeting called for the purpose of voting on the Plan. The Plan is terminable at any time by vote of a majority of the Trustees who are not "interested persons" and who have no direct or indirect financial interest in the operation of the Plan or in the Plan agreements or by vote of holders of a majority of the Portfolio's relevant Class of shares. A Plan agreement is terminable, as to the Portfolio, without penalty, at any time, by such vote of the Trustees, upon not more than 60 days' written notice to the parties to such agreement or by vote of the holders of a majority of the Portfolio's Class A and Class C shares. A Plan agreement will terminate automatically, as to the Portfolio, in the event of its assignment (as defined in the 1940 Act).

         Expenses. All expenses incurred in the operation of the Fund are borne by the Fund, except to the extent specifically assumed by BSFM. The expenses borne by the Fund include: organizational costs, taxes, interest, loan commitment fees, interest and distributions paid on securities sold short, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of BSFM, BSFM or their affiliates, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory, administrative and fund accounting fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining the Fund's existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of shareholders' reports and meetings, costs of preparing and printing certain prospectuses and statements of additional information, and any extraordinary expenses. Expenses attributable to a particular portfolio are charged against the assets of that portfolio; other expenses of the Fund are allocated among the portfolios on the basis determined by the Board, including, but not limited to, proportionately in relation to the net assets of each portfolio.

                        PURCHASE AND REDEMPTION OF SHARES

         The following information supplements and should be read in conjunction with the sections in the Portfolio's Prospectus entitled "How to Buy Shares" and "How to Redeem Shares."

         The Distributor. Bear Stearns serves as the Portfolio's distributor on a best efforts basis pursuant to an agreement dated _________________, 1997 which is renewable annually. In some states, banks or other institutions effecting transactions in Portfolio shares may be required to register as dealers pursuant to state law.

         Purchase Order Delays. The effective date of a purchase order may be delayed if PFPC, the Portfolio's transfer agent, is unable to process the purchase order because of an interruption of services at its processing facilities. In such event, the purchase order would become effective at the purchase price next determined after such services are restored.

         Sales Loads--Class A. Set forth below is an example of the method of computing the offering price of the Class A shares of the Portfolio. The example assumes a purchase of Class A shares aggregating less than $50,000 subject to the schedule of sales charges set forth in the Prospectus at a price based upon the net asset value of the Class A shares on _______________, 1997.

                  Net Asset Value per Share                   $_____

                  Per Share Sales Charge - 4.75%
                     of offering price (4.99% of
                     net asset value per share)               $_____

                  Per Share Offering Price to
                     the Public                               $_____

         Conditional Deferred Sales Charge - Class A. If the aggregate value of Class A shares redeemed has declined below their original cost as a result of the Portfolio's performance, the applicable CDSC may be applied to the then-current net asset value rather than the purchase price.

In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the increase in net asset value of Class A shares above the total amounts of payments for the purchase of Class A shares made during the preceding year; then of amounts representing shares purchased more than one year prior to the redemption; and, finally, of amounts representing the cost of shares purchased within one year prior to the redemption.

For example, assume an investor purchased 100 shares of the Portfolio at $10 per share for a cost of $1,000. Subsequently, the shareholder acquired 5 additional shares through dividend reinvestment. During the first year after the purchase the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the value of the reinvested dividend shares and the amount which represents appreciation ($260). Therefore $240 of the $500 redemption proceeds ($500 minus 260) would be charged at a rate of 1% to a total CDSC of $2.40.

The CDSC applicable to Class A shares will be waived in connection with (a) redemptions made within one year after the death or disability, as defined in
Section 72(m)(7) of the Code, of the shareholder, (b) redemptions by employees participating in Eligible Benefit Plans, (c) redemptions as a result of a combination of any investment company with the Portfolio by merger, acquisition of assets or otherwise, and (d) a distribution following retirement under a tax-deferred retirement plan or upon attaining age 70 1/2 in the case of an IRA or Keogh plan or custodial account pursuant to Section 403(b) of the Code. If the Fund's Trustees determine to discontinue the waiver of the CDSC, the disclosure in the Portfolio's prospectus will be revised appropriately. Any Portfolio shares subject to a CDSC which were purchased prior to the termination of such waiver will have the

CDSC waived as provided in the Portfolio's prospectus at the time of the purchase of such shares.

To qualify for a waiver of the CDSC, at the time of redemption an investor must notify the Transfer Agent or the investor's Bear Stearns account executive or the investor's Authorized Dealer must notify the Distributor. Any such qualification is subject to confirmation of the investor's entitlement.

         Redemption Commitment. The Portfolio has committed itself to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Portfolio's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. In the case of requests for redemption in excess of such amount, the Board of Trustees reserves the right to make payments in whole or in part in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of the Portfolio to the detriment of the existing shareholders. In this event, the securities would be valued in the same manner as the Portfolio is valued. If the recipient sold such securities, brokerage charges would be incurred. Were the Portfolio to redeem securities in kind, it first would seek to distribute readily marketable securities.

         Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Portfolio ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Portfolio's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect Portfolio shareholders.


                        DETERMINATION OF NET ASSET VALUE

         The following information supplements and should be read in conjunction with the section in the Portfolio's Prospectus entitled "How to Buy Shares."

         Valuation of Portfolio Securities. Portfolio securities, including covered call options written by the Portfolio, are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except in the case of open short positions where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Short-term investments are carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Fund's Board of Trustees. Expenses and fees, including the management fee and distribution and service fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Portfolio's shares. Because of the differences in operating expenses incurred by each Class, the per share net asset value of each Class will differ.

         Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Board of Trustees, are valued at fair value as determined in good faith by the Board of Trustees. The Board of Trustees will review the method of valuation on a current basis. In making their good faith valuation of restricted securities, the Trustees generally will take the following factors into consideration: restricted securities which are, or are convertible into, securities of the same class of securities for which a public market exists usually will be valued at market value less the same percentage discount at which purchased. This discount will be revised periodically by the Board of Trustees if the Trustees believe that it no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost. Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Board of Trustees.

         New York Stock Exchange Closings. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

         The following information supplements and should be read in conjunction
with  the   section  in  the   Portfolio's   Prospectus   entitled   "Dividends,
Distributions and Taxes."

         Management of the Fund intends to have the Portfolio qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), and thereafter, to continue to so qualify if such qualification is in the best interests of shareholders. Qualification as a regulated investment company relieves the Portfolio from any liability for Federal income taxes on net investment income and net realized securities gains to the extent that such income and gains are distributed to shareholders in accordance with applicable provisions of the Code. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

         Any dividend or distribution paid shortly after an investor's purchase may have the effect of reducing the net asset value of the shares below the cost of the investment. Such a dividend or distribution would be a return of investment in an economic sense, although taxable as stated above. In addition, the Code provides that if a shareholder holds shares of the regulated investment company for six months or less and has received a capital gain distribution with respect to such shares, any loss incurred on the sale of such shares will be treated as long-term capital loss to the extent of the capital gain distribution received.

         Depending on the composition of a regulated investment company's income, dividends paid by the regulated investment company from net investment income may qualify for the dividends received deduction allowable to certain U.S. corporate shareholders ("dividends received deduction"). In general, dividend income of the regulated investment company distributed to qualifying corporate shareholders will be eligible for the dividends received deduction only to the extent that (i) the regulated investment company's income consists of dividends paid by U.S. corporations and (ii) the regulated investment company would have been entitled to the dividends received deduction with respect to such dividend income if the regulated investment company were not a regulated investment company under the Code. The dividends received deduction for qualifying corporate shareholders may be further reduced if the shares of the regulated investment company held by such shareholders with respect to which dividends are received are treated as debt-financed or deemed to have been held for less than 46 days. In addition, the Code provides other limitations with respect to the ability of a qualifying corporate shareholder to claim the dividends received deduction in connection with holding shares of a regulated investment company.

         Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain and loss. However, a portion of the gain or loss from the disposition of non-U.S. dollar denominated securities (including debt instruments, certain financial forward futures and option contracts and certain preferred stock) may be treated as ordinary income or loss under Section 988 of the Code. In addition, all or a portion of any gain realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income under Section 1276. Finally, all or a portion of the gain realized from engaging in "conversion transactions" may be treated as ordinary income under
Section 1258. "Conversion transactions" are defined to include certain forward, futures, option and straddle transactions, transactions marketed or sold to produce capital gains, or transactions described in Treasury regulations to be issued in the future.

         Under Section 1256 of the Code, any gain or loss realized by a regulated investment company from certain futures and forward contracts and options transactions will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon exercise or lapse of such contracts and options as well as from closing transactions. In addition, any such contracts or options remaining unexercised at the end of a regulated investment company's taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to such regulated investment company characterized in the manner described above.

         Offsetting positions held by a regulated investment company involving certain contracts or options may constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Sections 1092 and 1258 of the Code, which, in certain circumstances, overrides or modifies the provisions of Section 1256 and 988. If a regulated investment company were treated as entering into "straddles" by reason of its engaging in certain forward contracts or options transactions, such "straddles" would be characterized as "mixed straddles" if the contracts or options transactions comprising a part of such "straddles" were governed by Section 1256 of the Code. A regulated investment company may make one or more elections with respect to "mixed straddles." Depending on which election is made, if any, the results to a regulated investment company may differ. If no election is made to the extent the "straddle" and conversion transactions rules apply to positions established by a regulated investment company, losses realized by the regulated investment company will be deferred to the extent of unrealized gain in the offsetting position. Moreover, as a result of the "straddle" rules, short-term capital loss on "straddle" positions may be recharacterized as long-term capital loss, and long-term capital gains may be treated as short-term capital gains or ordinary income.

         Investment by a regulated investment company in securities issued or acquired at a discount, or providing for deferred interest or for payment of interest in the form of additional obligations could under special tax rules affect the amount, timing and character of distributions to shareholders by causing a regulated investment company to recognize income prior to the receipt of cash payments. For example, a regulated investment company could be required to accrue a portion of the discount (or deemed discount) at which the securities were issued and to distribute such income in order to maintain its qualification as a regulated investment company. In such case, the regulated investment company may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy these distribution requirements.


                             PORTFOLIO TRANSACTIONS

         BSFM assumes general supervision over placing orders on behalf of the Portfolio for the purchase or sale of investment securities. Allocation of brokerage transactions, including their frequency, is made in BSFM's best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders at the most favorable net price. Subject to this consideration, the brokers selected will include those that supplement BSFM's research facilities with statistical data, investment information, economic facts and opinions. Information so received is in addition to and not in lieu of services required to be performed by BSFM and BSFM's fees are not reduced as a consequence of the receipt of such supplemental information.

         Such information may be useful to BSFM in serving both the Portfolio and the other funds which it advises and, conversely, supplemental information obtained by the placement of business of other clients may be useful to BSFM in carrying out its obligations to the Portfolio. Sales of Portfolio shares by a broker may be taken into consideration, and brokers also will be selected because of their ability to handle special executions such as are involved in large block trades or broad distributions, provided the primary consideration is met. Large block trades may, in certain cases, result from two or more funds advised or administered by BSFM being engaged simultaneously in the purchase or sale of the same security. Certain of BSFM's transactions in securities of foreign issuers may not benefit from the negotiated commission rates available to the Portfolio for transactions in securities of domestic issuers. When transactions are executed in the over-the-counter market, the Portfolio will deal with the primary market makers unless a more favorable price or execution otherwise is obtainable.

         Portfolio turnover may vary from year to year as well as within a year. BSFM expects that the turnover on the securities held in the Portfolio will be 250% or greater. This pottfolio tunrover rate is significantly higher than the portfolio turnover rates of other mutual funds that invest in equity securities. A higher portfolio turnover rate means that the Portfolio will incur substantially higher brokerage costs and may realize a greater amount of short-term capital gains or losses.

         To the extent consistent with applicable provisions of the 1940 Act and the rules and exemptions adopted by the Securities and Exchange Commission thereunder, the Board of Trustees has determined that transactions for the Portfolio may be executed through Bear Stearns if, in the judgment of BSFM, the use of Bear Stearns is likely to result in price and execution at least as favorable as those of other qualified broker-dealers, and if, in the transaction, Bear Stearns charges the Portfolio a rate consistent with that charged to comparable unaffiliated customers in similar transactions. In addition, under rules recently adopted by the Securities and Exchange
Commission, Bear Stearns may directly execute such transactions for the Portfolio on the floor of any national securities exchange, provided (i) on the Board of Trustees has expressly authorized Bear Stearns to effect such transactions, and (ii) Bear Stearns annually advises the Board of Trustees of the aggregate compensation it earned on such transactions. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere.

                             PERFORMANCE INFORMATION

         The following information supplements and should be read in conjunction
with  the  section  in  the   Portfolio's   Prospectus   entitled   "Performance
Information."

         Average annual total return is calculated by determining the ending redeemable value of an investment purchased at net asset value (maximum offering price in the case of Class A) per share with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and distributions), dividing by the amount of the initial investment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result. A Class' average annual total return figures calculated in accordance with such formula assume that in the case of Class A the maximum sales load has been deducted from the hypothetical initial investment at the time of purchase or in the case of Class C the maximum applicable CDSC has been paid upon redemption at the end of the period.

         Total return is calculated by subtracting the amount of the Portfolio's net asset value (maximum offering price in the case of Class A) per share at the beginning of a stated period from the net asset value per share at the end of the period (after giving effect to the reinvestment of dividends and distributions during the period and any applicable CDSC), and dividing the result by the net asset value (maximum offering price in the case of Class A) per share at the beginning of the period. Total return also may be calculated based on the net asset value per share at the beginning of the period instead of the maximum offering price per share at the beginning of the period for Class A shares or without giving effect to any applicable CDSC at the end of the period for Class C shares. In such cases, the calculation would not reflect the deduction of the sales load with respect to Class A shares or any applicable
CDSC with respect to Class C shares, which, if reflected would reduce the performance quoted.

                           INFORMATION ABOUT THE FUND

         The following information supplements and should be read in conjunction with the section in the Portfolio's Prospectus entitled "General Information."

         Each Portfolio share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Portfolio shares have no preemptive, subscription or conversion rights and are freely transferable.

         The Fund will send annual and semi-annual financial statements to all its shareholders.

           CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT, COUNSEL
                            AND INDEPENDENT AUDITORS

         Custodial Trust Company ("CTC"), 101 Carnegie Center, Princeton, New Jersey 08540, an affiliate of Bear Stearns, is the Portfolio's custodian. Under the custody agreement with the Portfolio, CTC holds the Portfolio's securities and keeps all necessary accounts and records. For its services, CTC receives an annual fee of the greater of .015% of the value of the domestic assets held in custody or $5,000, such fee to be payable monthly based upon the total market value of such assets, as determined on the last business day of the month. In addition, CTC receives certain securities transactions charges which are payable monthly. PFPC, Bellevue Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, is the Portfolio's transfer agent, dividend disbursing agent and registrar. Neither CTC nor PFPC has any part in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

         Kramer, Levin, Naftalis & Frankel, 919 3rd Avenue, New York, New York 10022, as counsel for the Fund, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Portfolio's Prospectus.

         Deloitte & Touche LLP, Two World Financial Center, New York, New York 10281-1434, independent auditors, have been selected as auditors of the Fund.

                             THE BEAR STEARNS FUNDS
                          PRIME MONEY MARKET PORTFOLIO
                                     CLASS Y
                                     PART B
                      (STATEMENT OF ADDITIONAL INFORMATION)
                               ____________, 1997

         This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current relevant Prospectus dated ____________, 1997 of the Prime Money Market Portfolio (the "Portfolio") of The Bear Stearns Funds (the "Fund"), as each may be revised from time to time. To obtain a free copy of such Prospectus, please write to the Fund at PFPC Inc. ("PFPC"), Attention: The Prime Money Market Portfolio, P.O. Box 8960, Wilmington, Delaware 19899-8960, call 1-800-447-1139 (in Delaware call collect 302-791-1031) or call Bear, Stearns & Co. Inc. ("Bear Stearns") at 1-800- 766-4111.

         Bear Stearns Funds Management Inc. ("BSFM" or the "Adviser"), a wholly-owned subsidiary of The Bear Stearns Companies Inc., serves as the Portfolio's investment adviser.

         Bear Stearns, an affiliate of BSFM, serves as distributor of the Portfolio's shares.


                                TABLE OF CONTENTS
                                                                            Page

Investment Objective and Management Policies.........................     B-2
Additional Purchase and Redemption Information.......................     B-8
Determination of Net Asset Value.....................................     B-9
Management of the Fund...............................................     B-11
Management Arrangements..............................................     B-14
Purchase and Redemption of Shares....................................     B-17
Dividends, Distributions and Taxes...................................     B-17
Dividends............................................................     B-20
Additional Yield Information.........................................     B-20
Information About the Fund...........................................     B-20
Custodian, Transfer and Dividend Disbursing Agent,
  Counsel and Independent Auditors...................................     B-20
Appendix.............................................................     B-23

                  INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

         As stated in the Portfolio's Prospectus, the investment objective of the Portfolio is to seek to provide liquidity and current income constitent with stability of principal. The following policies supplement the description of the Portfolio's investment objective and policies in the Prospectus.

Portfolio Transactions

         Subject to the general control of the Fund's Board of Trustees, the Adviser is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Portfolio. The
Adviser purchases portfolio securities for the Portfolio either directly from the issuer or from dealers who specialize in money market instruments. Such purchases are usually without brokerage commissions. In making portfolio investments, the Adviser seeks to obtain the best net price and the most favorable execution of orders. To the extent that the execution and price offered by more than one dealer are comparable, the Adviser may, in its discretion, effect transactions in portfolio securities with dealers who provide the Fund with research advice or other services.

         The Adviser may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from the Portfolio prior to their maturity at their original costs plus interest (interest may sometimes be adjusted to reflect the actual maturity of the securities) if the Adviser believes that the Portfolio's anticipated need for liquidity makes such action desirable. Certain dealers (but not issuers) have charged and may in the future charge a higher price for commercial paper where they undertake to repurchase prior to maturity. The payment of a higher price in order to obtain such an undertaking reduces the yield which might otherwise be received by the Portfolio on the commercial paper. The Fund's Board of Trustees has authorized the Adviser to pay a higher price for commercial paper where it secures such an undertaking if the Adviser believes that the prepayment privilege is desirable to assure the Portfolio's liquidity and such an undertaking cannot otherwise be obtained.

         Investment decisions for the Portfolio are made independently from those for another of the Fund's portfolios or other investment company portfolios or accounts advised by the Adviser. Such other portfolios may also invest in the same securities as the Portfolio. When purchases or sales of the same security are made at substantially the same time on behalf of such other portfolios, transactions are averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to each portfolio, including the Portfolio. In some instances, this investment procedure may adversely affect the price paid or received by the Portfolio or the size of the position obtainable for the Portfolio. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for such other portfolios in order to obtain best execution.

         The Portfolio will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase agreements with Bear Sterns or the Adviser or any affiliated person (as such term is defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of any of them, except to the extent permitted by the Securities and Exchange Commission (the "SEC"). In addition, with respect to such transactions, securities, deposits and agreements, the Portfolio will not give preference to Service Organizations with which the Portfolio enters into agreements.

         The Portfolio may seek profits through short-term trading. The Portfolio's annual portfolio turnover will be relatively high, but brokerage commissions are normally not paid on money market instruments and the Portfolio turnover is not expected to have a material effect on its net income. The Portfolio's turnover rate is expected to be zero for regulatory reporting purposes.

Additional Information on Portfolio Instruments

         With respect to the variable rate notes and variable rate demand notes described in the Prospectus, the Adviser will consider the earning power, cash flows and other liquidity ratios of the issues of such notes and will continuously monitor their financial ability to meet payment obligations when due.

         The repurchase price under the repurchase agreements described in the Portfolio's Prospectus generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). The collateral underlying each repurchase agreement entered into by the Portfolio will consist entirely of direct obligations of the U.S. Government and obligations issued or guaranteed by U.S. Government agencies or instrumentalities. Securities subject to repurchase agreements will be held by the Fund Custodian, sub-custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Portfolio under the 1940 Act.

         As stated in the  Portfolio's  Prospectus,  the  Portfolio may purchase securities on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When the Portfolio agrees to purchase when-issued securities, the Custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Portfolio subsequently may be required to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Portfolio's commitment. It may be expected that the Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because the Portfolio will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, the Portfolio's liquidity and ability to manage its portfolio might be affected in the event its commitments to purchase when-issued securities ever exceeded 25% of the value of its assets. When the Portfolio engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous. The Portfolio does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective. The Portfolio reserves the right to sell these securities before the settlement date if it is deemed advisable.

         Examples of the types of U.S. Government obligations that may be held by the Portfolio include, in addition to U.S. Treasury Bills, the obligations of the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, Federal Financing Bank, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks,
Federal Farm Credit Banks, Maritime Administration, Resolution Trust Corporation, Tennessee Valley Authority, U.S. Postal Service, and Washington D.C. Armory Board.

         For purposes of the Portfolio's investment policies with respect to obligations of issuers in the banking industry, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. The Portfolio's investments in the obligations of foreign branches of U.S. banks and foreign banks and other foreign issues may subject the Portfolio to investment risks that are different in some respects from those of investment in obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible seizure of nationalization of foreign deposits, the possible establishment of exchange controls of the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and foreign issuers generally are subject to different accounting, auditing, reporting and record keeping standards than those applicable to U.S. issuers. The Portfolio will acquire securities issued by foreign branches of U.S. banks or foreign issuers only when the Adviser believes that the risks associated with such instruments are minimal.

         Among the bank obligations in which the Portfolio may invest are notes issued by banks. These notes, which are exempt from registration under federal securities laws, are not deposits of the banks and are not insured by the Federal Deposit Insurance Corporation or any other insurer. Holders of notes rank on a par with other unsecured and unsubordinated creditors of the banks. Notes may be sold at par or sold on a discount basis and may bear fixed or floating rates of interest.

         The Portfolio may invest in asset-backed and receivable-backed securities. Several types of asset-backed and receivable-backed securities have been offered to investors, including interests in pools of credit card receivables and motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on those securities are passed through to certificate holders. In addition, asset-backed securities often carry credit protection in the form of extra collateral, subordinate certificates, cash reserve accounts and other enhancements. An investor's return on these securities may be affected by early prepayment of principal on the underlying receivables or sales contracts. Any asset-backed or receivable-backed securities held by the Portfolio must comply with the portfolio maturity and quality requirements contained in Rule 2a-7 under the 1940 Act. The Portfolio will monitor the performance of these investments and will not acquire any such securities unless rated in the highest rating category by at least two nationally-recognized statistical rating organizations ("NRSROs").

         The Portfolio may invest in obligations issued by state and local governmental entities. Municipal securities are issued by various public entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are considered to be municipal securities and may be purchased by the Portfolio. Dividends paid by the Portfolio that are derived from interest on such municipal securities would be taxable to the Portfolio's investors for federal income tax purposes.

         The SEC has adopted Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), that allows for a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. The Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

         The Adviser will monitor the liquidity of restricted and other illiquid securities under the supervision of the Board of Trustees. In reaching liquidity decisions with respect to Rule 144A securities, the Adviser will consider, inter alia, the following factors: (1) the unregistered nature of a Rule 144A security, (2) the frequency of trades and quotes for a Rule 144A security, (3) the number of dealers wishing to purchase or sell the Rule 144A security and the number of other potential purchasers, (4) dealer undertakings to make a market in the Rule 144A security, (5) the trading markets for the Rule 144A security, and (6) the nature of the Rule 144A security and the nature of marketplace trades (e.g., the time needed to dispose of the Rule 144A security, the method of soliciting offers, and the mechanics of the transfer).

         The Appendix to this Statement of Additional Information contains a description of the relevant rating symbols used by NRSROs for commercial obligations that may be purchased by the Portfolio.

         The Portfolio may invest in mortgage-backed securities issued by U.S. Government agencies or U.S. Government-sponsored enterprises consisting of mortgage pass-through securities or collateralized mortgage obligations ("CMO's"). Mortgage pass-through securities in which the Portfolio may invest represent a partial ownership interest in a pool of residential mortgage loans and are issued or guaranteed by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), and the Federal Home Loan Mortgage Corporation ("FHLMC"). CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collateral collectively referred to as "Mortgage Assets"). CMOs in which the Portfolio may invest are issued by GNMA, FNMA and FHLMC. In a CMO, a series of bonds or certificates are usually issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a state maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly, or semiannual basis. The Portfolio expects that mortgage-backed securities will only be purchased in connection with repurchase transactions.

Investment Restrictions

         The Portfolio's Prospectus summarizes certain investment limitations that may not be changed without the affirmative vote of the holders of a majority of the Portfolio's outstanding shares (as defined below under "Miscellaneous"). Investment limitations numbered 1 through 7 may not be changed without such a vote of shareholders; investment limitations 8 through 12 may be changed by a vote of the Trust's Board of Trustees at any time.

         The Portfolio may not:

         1. Purchase securities of any one issuer if as a result more than 5% of the value the Portfolio's assets would be invested in the securities of such issuer, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to such 5% limitation and provided that there is no limitation with respect to investments in U.S. Government securities.

         2. Borrow money, except that the Portfolio may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) from banks or, subject to specific authorization by the SEC, from funds advised by the Adviser to an affiliate of the Adviser, and (ii) engage in reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed one-third of the value of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings. The Portfolio may not mortgage, pledge, or hypothecate its assets except in connection with such borrowings and reverse repurchase agreements and then only in amounts not exceeding one-third of the value of the Portfolio's total assets. Additional investments will not be made when borrowings exceed 5% of the Portfolio assets.

         3. Purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to investments in U.S. Government securities or in bank instruments issued by domestic banks.

         4. Make loans, except that the Portfolio may (i) purchase or hold debt obligations in accordance with its investment objective and policies, (ii) enter into repurchase agreements for securities, (iii) subject to specific authorization by the SEC, lend money to other funds advised by the Adviser or an affiliate of the Adviser.

         5. Act as an underwriter of securities, except insofar as the Portfolio may be deemed an underwriter under applicable securities laws in selling portfolio securities.

         6. Purchase or sell real estate or real estate limited partnerships, provided that the Portfolio may purchase securities of issuers which invest in real estate or interests therein.

         7. Purchase or sell commodities contracts, or invest in oil, gas or mineral exploration or development programs or in mineral leases.

         8. Knowingly invest more than 10% of the value of the Portfolio's assets in securities that may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations.

         9. Purchase securities on margin, make short sales of securities, or maintain a short position.

         10. Write or sell puts, calls, straddles, spreads or combinations thereof.

         11. Purchase securities of other investment companies except as permitted under the 1940 Act or in connection with a merger, consolidation, acquisition, or reorganization.

         12. Invest in warrants.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

In General

         Information on how to purchase and redeem the Portfolio's shares is included in the Prospectus. The issuance of shares is recorded on the Portfolio's books, and share certificates are not issued.

         The regulations of the Comptroller of the Currency (the "Comptroller") provide that funds held in a fiduciary capacity by a national bank approved by the Comptroller to exercise fiduciary powers must be invested in accordance with the instrument establishing the fiduciary relationship and local law. The Fund believes that the purchase of Prime Money Market Portfolio shares by such national banks acting on behalf of their fiduciary accounts is not contrary to applicable regulations if consistent with the particular account and proper under the law governing the administration of the account.

         Under the 1940 Act, the Portfolio may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange ("NYSE") is closed, other than customary weekend and holiday closings, or during which trading on the NYSE is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (The Portfolio may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.) In addition, the Portfolio may redeem shares involuntarily in certain other instances if the Board of Trustees determines that failure to redeem may have material, adverse consequences to the Portfolio's investors in general. The Portfolio is obligated to redeem shares solely in cash up to $250,000 or 1% of such Fund's net asset value, whichever is less, for any one investor within a 90-day period. Any redemption beyond this amount will also be in cash unless the Board of Trustees determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable. In such a case, the Portfolio may make payment wholly or partly in readily marketable securities or other property, valued in the same way the Portfolio determines net asset value. See "Net Asset Value" below for an example of when such redemption or form of payment might be appropriate. Redemption in kind is not as liquid as a cash redemption. Investors who receive a redemption in kind may incur transaction costs, if they sell such securities or property, and may receive less than the redemption value of such securities or property upon sale, particularly where such securities are sold prior to maturity.

         Any institution purchasing shares on behalf of separate accounts will be required to hold the shares in a single nominee name (a "Master Account"). Institutions investing in more than one of the Fund's portfolios or classes of shares must maintain a separate Master Account for each portfolio's class of shares. Sub-accounts may be established by name or number either when the Master Account is opened or later.

DETERMINATION OF NET ASSET VALUE

         The Portfolio's net asset value per share is calculated separately for each class by dividing the total value of the assets belonging to the Portfolio attributable to a class, less the value of any class-specific liabilities charged to the Portfolio by the total number of the Portfolio's shares of that class outstanding. "Assets belonging to" the Portfolio consist of the consideration received upon the issuance of Portfolio shares together with all income, earnings, profits and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds and a portion of any general assets of the Fund not belonging to a particular Portfolio. Assets belonging to the Portfolio are charged with the direct liabilities of the Portfolio and with a share of the general liabilities of the Fund allocated on a daily basis in proportion to the relative net assets of the Portfolio and the Fund's other portfolios. Determinations made in good faith and in accordance with generally accepted accounting principles by the Board of Trustees as to the allocation of any assets or liabilities with respect to the Portfolio are conclusive.

         As stated in the Prospectus, in computing the net asset value of its shares for purposes of sales and redemptions, the Portfolio uses the amortized cost method of valuation. Under this method, the Portfolio values each of its portfolio securities at cost on the date of purchase and thereafter assumes a constant proportionate amortization of any discount or premium until maturity of the security. As a result, the value of the portfolio security for purposes of determining net asset value normally does not change in response to fluctuating interest rates. While the amortized cost method seems to provide certainty in portfolio valuation, it may result in valuations of the Portfolio's securities which are higher or lower than the market value of such securities.

         In connection with its use of amortized cost valuation, the Portfolio limits the dollar-weighted average maturity of its portfolio to not more than 90 days and does not purchase any instrument with a remaining maturity of more than thirteen months (397 days) (with certain exceptions). The Fund's Board of Trustees has also established procedures pursuant to rules promulgated by the SEC that are intended to stabilize the Portfolio's net asset value per share for purposes of sales and redemptions at $1.00. Such procedures include the determination, at such intervals as the Board deems appropriate, of the extent, if any, to which the Portfolio's net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board will consider promptly what action, if any, should be initiated. If the Board believes that the amount of any deviation from a Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to investors, it will take such steps as it considers appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the Portfolio's average portfolio maturity, redeeming shares in kind, reducing or withholding dividends, or utilizing a net asset value per share determined by using available market quotations.

                             MANAGEMENT OF THE FUND

         Trustees and officers of the Fund, together with information as to their principal business occupations during at least the last five years, are shown below. Each Trustee who is an "interested person" of the Fund, as defined in the 1940 Act, is indicated by an asterisk.

Name and Address              Position            Principal Occupation
   (and age)                  with Fund           During Past Five Years
----------------              ---------           ----------------------

Peter M. Bren (62)            Trustee
2 East 70th Street                                President of The Bren Co.;
New York, New York 10021                          President of Cole, Bren
                                                  Realty Advisors and Senior
                                                  Partner for Lincoln
                                                  Properties prior thereto.

Alan J. Dixon* (68)           Trustee             Partner of Bryan Cave, a
7535 Claymont Court                               law firm in St. Louis since
Apt. #2                                           January 1993; United
Belleville, IL  62223                             States Senator of Illinois
                                                  from 1981 to 1993.

John R. McKernan, Jr. (48)    Trustee             Chairman and Chief Executive
114 Nottingham Road                               Officer of McKernan
Auburn, ME  04210                                 Enterprises since January
                                                  1995; Governor of Maine prior
                                                  thereto.

M.B. Oglesby, Jr. (53)        Trustee             Vice Chairman of Cassidy
5300 Albemarle Street                             & Associates since
Bethseda, MD  20816                               February 1996; Senior
Trustee                                           Vice President of RJR
                                                  Nabisco, Inc. from April
                                                  1989 to February 1996;
                                                  Former Deputy Chief of
                                                  Staff-White House from
                                                  1988 to January 1989.


Robert S.  Reitzes*  (52)     Trustee             President and Chairman of the
245 Park  Avenue                                  Board Director of Mutual
New  York,  NY 10167                              Funds Bear Stearns Asset
                                                  Management and Senior
                                                  Managing Director of Bear
                                                  Stearns since March 1994;
                                                  Co-Director of Research and
                                                  Senior

Name and Address              Position            Principal Occupation
   (and age)                  with Fund           During Past Five Years
----------------              ---------           ----------------------

                                                  Chemical Analyst of C.J.
                                                  Lawrence/Deutsche Bank
                                                  Securities Corp. from January
                                                  1991 to March 1994.

Peter B. Fox (44)             Executive Vice      Senior Managing Director,
Three First National Plaza    President           Bear Stearns, Public
Chicago, IL  60602                                Finance

William J. Montgoris (49)     Executive Vice      Chief Financial Officer
245 Park Avenue               President           Chief Operating Officer,
New York, NY  10167                               Bear Stearns.

Stephen A. Bornstein (52)     Vice President      Managing Director, Legal
245 Park Avenue                                   Department, Bear Stearns
New York, NY  10167

Frank J.  Maresca  (38)       Vice  President     Managing Director of Bear
245 Park Avenue               and Treasurer       Stearns since September 1994;
New York,  NY 10167                               Associate Director of Bear
                                                  Stearns from September 1993
                                                  to September 1994; Executive
                                                  Vice President of BSFM since
                                                  March 1992; Vice President of
                                                  Bear Stearns from March 1992
                                                  to September 1993; First Vice
                                                  President of Mitchell
                                                  Hutchins Asset Management
                                                  Inc. ("Mitchell Hutchins")
                                                  from June 1988 to March 1992;
                                                  and Director of Funds
                                                  Administration Division of
                                                  Mitchell Hutchins from
                                                  November 1991 to March 1992.

Name and Address              Position            Principal Occupation
   (and age)                  with Fund           During Past Five Years
----------------              ---------           ----------------------

Doni Fordyce (38)             Vice President      Senior Managing Director,
245 Park Avenue                                   Bear Stearns Asset
New York, NY  10167                               Management.

Ellen T.  Arthur (43)         Secretary           Associate Director of Bear
245 Park Avenue                                   Stearns since January 1996;
New York, NY 10167                                Senior Counsel and Corporate
                                                  Vice President of PaineWebber
                                                  Incorporated from April 1989
                                                  to September 1995.

Vincent L. Pereira (31)       Assistant           Associate Director of Bear
245 Park Avenue               Treasurer           since September 1995 and Vice
New York, NY 10167                                President of BSFM since May
                                                  1993; Vice President of Bear
                                                  Stearns from May 1993 to
                                                  September 1995; Assistant
                                                  Vice President of Mitchell
                                                  Hutchins from October 1992 to
                                                  May 1993; Senior Relationship
                                                  Manager of Mitchell Hutchins
                                                  from June 1988 to October
                                                  1992.

Eileen M. Coyle (31)          Assistant           Vice President of Bear
245 Park Avenue               Secretary           Stearns since September 1995;
New York, NY 10167                                Accounting Supervisor and
                                                  Senior Accountant for Bear
                                                  Stearns since 1990.

         The Fund pays its non-affiliated Board members an annual retainer of $5,000 and a per meeting fee of $500 and reimburses them for their expenses. The Fund does not compensate its officers. The aggregate amount of compensation paid to each Board member by the Fund and by all other funds in the Bear Stearns Family of Funds for which such person is a Board member (the number of which is set forth in parenthesis next to each Board member's total compensation) for the fiscal year ended March 31, 1996 is as follows:

            (1)                       (2)                      (3)                       (4)                       (5)
       Name of Board               Aggregate               Pension or             Estimated Annual                Total
          Member                  Compensation         Retirement Benefits          Benefits Upon           Compensation from
                                   from Fund*          Accrued as Part of            Retirement               Fund and Fund
                                                         Fund's Expenses                                     Complex Paid to
                                                                                                              Board Members

Peter M. Bren                        $7,000                   None                      None                   $12,000(2)
Alan J. Dixon                        $7,000                   None                      None                    $7,000(1)
John R. McKernan, Jr.                $7,000                   None                      None                   $12,000(2)
M.B. Oglesby, Jr.                    $7,000                   None                      None                   $12,000(2)
Robert S. Reitzes                     None                    None                      None                     None(2)

---------------------
* Amount does not include reimbursed expenses for attending Board meetings, which amounted to $10,100 for Board members of the Fund, as a group.


         Board members and officers of the Fund, as a group, owned less than 1% of the Portfolio's shares outstanding on _________, 1997.

         For so long as the Plan described in the section captioned "Management Arrangements--Distribution and Shareholder Servicing Plan" remains in effect, the Fund's Trustees who are not "interested persons" of the Fund, as defined in the 1940 Act, will be selected and nominated by the Trustees who are not "interested persons" of the Fund.

         No meetings of shareholders of the Fund will be held for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Under the 1940 Act, shareholders of record of not less than two-thirds of the outstanding shares of the Fund may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. Under the Fund's Agreement and Declaration of Trust, the Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any such Trustee when requested in writing to do so by the shareholders of record of not less than 10% of the Fund's outstanding shares.

                             MANAGEMENT ARRANGEMENTS

         The following information supplements and should be read in conjunction with the section in the Portfolio's Prospectus entitled "Management of the Fund."

         Investment Advisory Agreement. BSFM provides investment advisory services to the Portfolio pursuant to the Investment Advisory Agreement (the "Agreement") dated _______________, 1997, with the Fund. The Agreement will remain in effect for two years from the date of execution and shall continue from year to year thereafter if it is approved by (i) the Fund's Board of Trustees or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Portfolio, provided that in either event the continuance also is approved by a majority of the Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund or BSFM, by vote cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable, as to the Portfolio, without penalty, on 60 days' notice, by the Fund's Board of Trustees or by vote of the holders of a majority of the Portfolio's shares, or, on not less than 90 days' notice, by BSFM. As to the Portfolio, the Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

         BSFM is a wholly owned subsidiary of The Bear Stearns Companies Inc. The following persons are directors and/or senior officers of BSFM: Mark A. Kurland, Chief Executive Officer, President, Chairman of the Board and Director; Robert S. Reitzes, Executive Vice President and Director; Milton B. Rubin, Vice Chairman of the Board; Frank J. Maresca, Executive Vice President; Vincent L. Pereira, Treasurer and Secretary; and Michael Minikes, Warren J. Spector and Robert M. Steinberg, Directors.

         As compensation for BSFM's advisory services, the Fund has agreed to pay BSFM a monthly fee at the annual rate of 0.20% of value of the Portfolio's average daily net assets.

         Administration Agreement. BSFM provides certain administrative services to the Fund pursuant to the Administration Agreement dated ______________, with the Fund. The Administration Agreement will continue until ___________ and thereafter will be subject to annual approval by (i) the Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Portfolio, provided that in either event its continuance also is approved by a majority of the Fund's Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or BSFM, by vote cast in person at a meeting called for the purpose of voting on such approval. The Administration Agreement is terminable without penalty, on 60 days' notice, by the Fund's Board or by vote of the holders of a majority of the Portfolio's shares or upon not less than 90 days' notice by BSFM. The Administration Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

         As compensation for BSFM's administrative services, the Fund has agreed to pay BSFM a monthly fee at the annual rate of 0.05 of 1% of the Portfolio's average daily net assets.

         Administrative Services Agreement. PFPC provides certain administrative services to the Fund pursuant to the Administrative Services

Agreement dated ________________, 1997, with the Fund. The Administrative Services Agreement is terminable upon 60 days' notice by either the Fund or PFPC. PFPC may assign its rights or delegate its duties under the Administrative Services Agreement to any wholly-owned direct or indirect subsidiary of PNC Bank, National Association or PNC Bank Corp., provided that (i) PFPC gives the Fund 30 days' notice; (ii) the delegate (or assignee) agrees with PFPC and the Fund to comply with all relevant provisions of the 1940 Act; and (iii) PFPC and such delegate (or assignee) promptly provide information requested by the Fund in connection with such delegation.

         As compensation for PFPC's administrative services, the Fund has agreed to pay PFPC a monthly fee at the rate set forth in the Portfolio's Prospectus.

         Expense  Limitation.  BSFM has  voluntarily  undertaken  to  waive  its investment advisory fee and assume certain expenses of the Portfolio, extraordinary items, interest and taxes to the extent Total Portfolio Operating Expenses exceed 0.20% of Class Y's average daily net assets. Such waivers and expense reimbursement may be discounted at any time upon notice to the shareholder.

         Expenses. All expenses incurred in the operation of the Fund are borne by the Fund, except to the extent specifically assumed by BSFM. The expenses borne by the Fund include: organizational costs, taxes, interest, loan commitment fees, interest and distributions paid on securities sold short, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of BSFM, BSFM or their affiliates, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory, administrative and fund accounting fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining the Fund's existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of shareholders' reports and meetings, costs of preparing and printing certain prospectuses and statements of additional information, and any extraordinary expenses. Expenses attributable to a particular portfolio are charged against the assets of that portfolio; other expenses of the Fund are allocated among the portfolios on the basis determined by the Board, including, but not limited to, proportionately in relation to the net assets of each portfolio.

                        PURCHASE AND REDEMPTION OF SHARES

         The following information supplements and should be read in conjunction with the sections in the Portfolio's Prospectus entitled "How to Buy Shares" and "How to Redeem Shares."

         The Distributor. Bear Stearns serves as the Portfolio's distributor on a best efforts basis pursuant to an agreement dated _________________, 1997 which is renewable annually. In some states, banks or other institutions effecting transactions in Portfolio shares may be required to register as dealers pursuant to state law.

         Purchase Order Delays. The effective date of a purchase order may be delayed if PFPC, the Portfolio's transfer agent, is unable to process the purchase order because of an interruption of services at its processing facilities. In such event, the purchase order would become effective at the purchase price next determined after such services are restored.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

         The following information supplements and should be read in conjunction
with  the   section  in  the   Portfolio's   Prospectus   entitled   "Dividends,
Distributions and Taxes."

         Management of the Fund intends to have the Portfolio qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), and thereafter, to continue to so qualify if such qualification is in the best interests of shareholders. Qualification as a regulated investment company relieves the Portfolio from any liability for Federal income taxes on net investment income and net realized securities gains to the extent that such income and gains are distributed to shareholders in accordance with applicable provisions of the Code. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

         Any dividend or distribution paid shortly after an investor's purchase may have the effect of reducing the net asset value of the shares below the cost of the investment. Such a dividend or distribution would be a return of investment in an economic sense, although taxable as stated above. In addition, the Code provides that if a shareholder holds shares of the regulated investment company for six months or less and has received a capital gain distribution with respect to such shares, any loss incurred on the sale of such shares will be treated as long-term capital loss to the extent of the capital gain distribution received.

         Depending on the composition of a regulated investment company's income, dividends paid by the regulated investment company from net investment income may qualify for the dividends received deduction allowable to certain U.S. corporate shareholders ("dividends received deduction"). In general, dividend income of the regulated investment company distributed to qualifying corporate shareholders will be eligible for the dividends received deduction only to the extent that (i) the regulated investment company's income consists of dividends paid by U.S. corporations and (ii) the regulated investment company would have been entitled to the dividends received deduction with respect to such dividend income if the regulated investment company were not a regulated investment company under the Code. The dividends received deduction for qualifying corporate shareholders may be further reduced if the shares of the regulated investment company held by such shareholders with respect to which dividends are received are treated as debt-financed or deemed to have been held for less than 46 days. In addition, the Code provides other limitations with respect to the ability of a qualifying corporate shareholder to claim the dividends received deduction in connection with holding shares of a regulated investment company.

         Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain and loss. In addition, all or a portion of any gain realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income under Section 1276.

         Investment by a regulated investment company in securities issued or acquired at a discount, or providing for deferred interest or for payment of interest in the form of additional obligations could under special tax rules affect the amount, timing and character of distributions to shareholders by causing a regulated investment company to recognize income prior to the receipt of cash payments. For example, a regulated investment company could be required to accrue a portion of the discount (or deemed discount) at which the securities were issued and to distribute such income in order to maintain its qualification as a regulated investment company. In such case, the regulated investment company may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy these distribution requirements.

DIVIDENDS

         The Portfolio's net investment income for dividend purposes consists of
(i) interest accrued and original issue discount earned on the Portfolio's assets, (ii) plus the amortization of market discount and minus the amortization of market premium on such assets, (iii) less accrued expenses directly attributable to the Portfolio and the general expenses (e.g. legal, accounting and trustees' fees) of the Fund prorated to the Portfolio on the basis of its relative net assets. Any realized short-term capital gains may also be distributed as dividends to Portfolio investors.

         The Fund uses its best efforts to maintain the net asset value per share of the Portfolio at $1.00. As a result of a significant expense or realized or unrealized loss incurred by the Portfolio , it is possible that the Portfolio's net asset value per share may fall below $1.00.

ADDITIONAL YIELD INFORMATION

         The "yields" and "effective yields" are calculated separately for each class of shares of the Portfolio and in accordance with the formulas prescribed by the SEC. The seven-day yield for each class of shares in the Portfolio is calculated by determining the net change in the value of a hypothetical preexisting account in the Portfolio having a balance of one share of the class involved at the beginning of the period, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and multiplying the base period return by 365/7. The net change in the value of an account in the Portfolio includes the value of additional shares purchased with dividends from the original share and dividends declared on the original share and any such additional shares, net of all fees charged to all shareholder accounts in proportion to the length of the base period and the Portfolio's average account size, but not include gains and losses or realized appreciation and depreciation. In addition, the effective annualized yield may be computed on a compounded basis (calculated as described above) with respect to each class of a Portfolio's shares by adding 1 to the base period return, raising the sum to a power equal to 365/7, and subtracting 1 from the result. Similarly, based on calculations described above, 30-day (or one-month) yields and effective yields may also be calculated.

         From time to time, in advertisements or in reports to investors, the Portfolio's yield may be quoted and compared to that of other money market funds or accounts with similar investment objectives and to stock or other relevant indices. For example, the yield of the Portfolio may be compared to the IBC Money Fund Average, which is an average compiled by IBC MONEY FUND REPORT(R) of Holliston, MA 01746, a widely-recognized independent publication that monitors the performance of money market funds, or to the average yields reported by the Bank Rate Monitor from money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas.

         The Portfolio's yields will fluctuate, and any quotation of yield should not be considered as representative of the future performance of the Portfolio. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in Portfolio shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Investors should remember that performance and yield are generally functions of the kind and quality of the investments held in a portfolio, portfolio maturity, operating expenses net of waivers and expense reimbursements, and market conditions. Any fees charged by banks with respect to Customer accounts investing in shares of the Portfolio will not be included in yield calculations; such fees, if charged, would reduce the actual yield from that quoted.


                           INFORMATION ABOUT THE FUND

         The following information supplements and should be read in conjunction with the section in the Portfolio's Prospectus entitled "General Information."

         Each Portfolio share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Portfolio shares have no preemptive, subscription or conversion rights and are freely transferable.

         The Fund will send annual and semi-annual financial statements to all its shareholders.


           CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT, COUNSEL
                            AND INDEPENDENT AUDITORS

         Custodial Trust Company ("CTC"), 101 Carnegie Center, Princeton, New Jersey 08540, an affiliate of Bear Stearns, is the Portfolio's custodian. Under the custody agreement with the Portfolio, CTC holds the Portfolio's securities and keeps all necessary accounts and records. For its services, CTC receives an annual fee of the greater of .015% of the value of the domestic assets held in custody or $5,000, such fee to be payable monthly based upon the total market value of such assets, as determined on the last business day of the month. In addition, CTC receives certain securities transactions charges which are payable monthly. PFPC, Bellevue Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, is the Portfolio's transfer agent, dividend disbursing agent and registrar. Neither CTC nor PFPC has any part in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

         Kramer, Levin, Naftalis & Frankel, 919 3rd Avenue, New York, New York 10022, as counsel for the Fund, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Portfolio's Prospectus.

         Deloitte & Touche LLP, Two World Financial Center, New York, New York 10281-1434, independent auditors, have been selected as auditors of the Fund.

                                    APPENDIX

                             DESCRIPTION OF RATINGS

Commercial Paper Ratings

         Standard & Poor's, a division of The McGraw-Hill Companies, commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The following summarizes the two highest rating categories used by Standard & Poor's for commercial paper.

         "A-1" - Issue's degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted "A-1+."

         "A-2" - Issue's capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated "A- 1."

         Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. The following summarizes the two highest rating categories used by Moody's for commercial paper.

         "Prime-1" - Issuer or related supporting institutions which are considered to have a superior ability for repayment of senior short-term debt obligations. Principal repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

         "Prime-2" - Issuer or related supporting institutions which are considered to have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

         The two highest rating categories of Duff & Phelps for investment grade commercial paper are "D-1" and "D-2." Duff & Phelps employs three designations, "D-1+, " "D-1" and "D-1-," within the highest rating category. The following summarizes the two highest rating categories used by Duff & Phelps for commercial paper:

         "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

         Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years. The two highest rating categories of Fitch for short-term obligations are "F-1" and "F-2." Fitch employs two designations, "F-1+" and "F-1," within the highest rating category. The following summarizes some of the rating categories used by Fitch for short-term obligations:

         "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

         "F-2" - Securities possess good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

         Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.

         Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal or interest of debt having a maturity of one year or less. The following summarizes the two highest ratings used by Thomson
BankWatch:

         "TBW-1" - This designation represents Thomson BankWatch;s highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

         "TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

         IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The highest rating category of IBCA for short-term debt is "A." IBCA employs two designations, "A1+" and "A1," within the highest rating category. The following summarizes the two highest categories used by IBCA for short-term ratings:

         "A1" - Obligations are supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of "A1+" is assigned.

         "A2" - Obligations are supported by a good capacity for timely repayment.

Long-Term Debt Ratings

         The following summarizes the ratings used by Standards & Poor's for long-term debt:

         "AAA" - This designation represents the highest rating assigned by Standards & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

         "AA" - Debt considered to have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

         "A" - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

         "BBB" - Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

         "BB," "B," "CCC," "CC," and "C" - Debt that possesses one of these ratings is regarding as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "CCC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         "CI" - This rating is reserved for income bonds on which no interest is being paid.

         "D" - Debt is in payment default. This rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         PLUS (+) or MINUS (-) - The rating of "AA" may be modified by the addition of a plus or minus sign to show relative standing within this rating category.

         The following summarizes the ratings used by Moody's for long-term debt:

         "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

         "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         "Baa" - Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba"
indicates some speculative elements, "B" indicates a general lack of characteristics of desirable investment, "Caa" represents a poor standing, "Ca" represents obligations which are speculative in a high degree, and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in a default.

         Con. (---) - Municipal Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

         Moody's applies numerical modifiers 1, 2 and 3 in generic classification of "Aa" in its corporate bond rating system. The modifier 1 indicates that the company ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates that the company ranks at the lower end of its generic rating category.

         Those municipal bonds in the "Aa" to "B" groups which Moody's believes possess the strongest investment attributes are designated by the symbols "Aa1," "A1," "Baa1," "Ba1," and "B1."

         The following summarizes the ratings used by Duff & Phelps for long-term debt:

         "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

         "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

         "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

         "BBB" - Debt possesses below average protection factors, but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

         "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest, or preferred dividends. Debt rated "DD" is a defaulted debt obligations, and the rating "DP" represents preferred stock with dividend averages.

         To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB," and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

         The following summarizes the ratings used by Fitch for bonds:

         "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

         "A" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

         "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

         "BB," "B," "CCC," "CC," "C," "DDD," "DD," and "D" - Bonds that possess one of these ratings are considered by Fitch to be speculative investments. The ratings "BB" to "C" represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating "DDD" to "D" is an assessment that bonds should be valued on the basis of the ultimate recovery value in liquidation or reorganization of the obligor.

         To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "C" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

         Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long-term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the two highest rating categories used by Thomson BankWatch for long-term debt ratings:

         "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is very high.

         "AA" - This designation indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

         "A" - The designation indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

         PLUS (+) or MINUS (-) - The ratings may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

         IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the two highest rating categories used by IBCA for long-term debt ratings:

         "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

         "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

         "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business economic or financial conditions may lead to increased investment risk.

         IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within these rating categories.

                             THE BEAR STEARNS FUNDS
                            PART C. OTHER INFORMATION
                            -------------------------

Item 24.  Financial Statements and Exhibits
          ---------------------------------

          (a)      Financial Statements:

                   Included in the Prospectus:

                   None

                   Included in the Statement of Additional
                   Information:

                   None

          (b)      Exhibits:

                   (1)(a) Agreement and Declaration of Trust is incorporated by reference to Exhibit
                                  (1)(a) of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, filed November 10, 1995.

                   (1)(b) Amendment to Agreement and Declaration of Trust is incorporated by reference to Exhibit (1)(b) of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, filed November 10, 1995.

                   (2) By-Laws are incorporated by reference to Exhibit (2) of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, filed November 10, 1995.

                   (3)            None.

                   (4)            None.

                   (5)(a) Investment Advisory Agreement between the Registrant and Bear Stearns Funds Management Inc. ("BSFM") is incorporated by reference to Exhibit (5)(a) of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, filed November 10, 1995.

                   (5)(b) Administration Agreement between the Registrant and BSFM is incorporated by reference to Exhibit (5)(b) of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, filed November 10, 1995.

                   (5)(c) Administrative Services Agreement, as amended, between the Registrant and PFPC Inc. is incorporated by reference to Exhibit (5)(c) of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, filed November 10, 1995.

                   (5)(d) Sub-Investment Advisory Agreement between BSFM and Symphony Asset Management is incorporated by reference to Exhibit (5)(d) of Post-Effective Amendment No. 7 to the Registration Statement on Form N- 1A, filed November 10, 1995.

                   (6)(a) Distribution Agreement between the Registrant and Bear, Stearns & Co. Inc. is incorporated by reference to Exhibit
                                  (6)(a) of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, filed November 10, 1995.

                   (6)(b) Form of Dealer Agreement is incorporated by reference to Exhibit (6)(b) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A, filed June 20, 1996.

                   (7)            None.

                   (8) Custody Agreements between the Registrant and Custodial Trust Company are incorporated by reference to Exhibit (8) of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, filed November 10, 1995.

                   (9)            None.

                   (10) Opinion (including consent) of Stroock & Stroock & Lavan is incorporated by reference to Exhibit (10) of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, filed November 10, 1995.

                   (11)(a) Consent of Kramer, Levin, Naftalis & Frankel is filed herewith.

                   (11)(b)        Consent of Independent Auditors is
                                  filed herewith.

                   (12)           None.

                   (13)           None.

                   (14)           None.

                   (15) Distribution and Shareholder Servicing Plan is incorporated by reference to Exhibit (15) of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, filed November 10, 1995.

                   (16) Schedules of Computation of Performance Data are incorporated by reference to Exhibit (16) of Post Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed September 1, 1995 and to Exhibit (16) of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, filed on November 10, 1995.

                   (17)           None.

                   (18)           Rule 18f-3 Plan, as revised is
                                  incorporated by reference to Exhibit (18) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A, filed June 20, 1996.

                   Other Exhibit:

                   (a) Certificate of Corporate Secretary is incorporated by reference to Other Exhibit (a) of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, filed November 10, 1995.

                   (b) Powers of attorney are incorporated by reference to Other Exhibit (b) of Post-Effective Amendment No. 8 to the Registration on Form N-1A, filed April 12, 1996.

Item 25.          Persons Controlled by or Under Common Control with
                  Registrant

                  Not Applicable

Item 26.          Number of Holders of Securities

                  (1)                                               (2)
                                                             Number of Record
         Title of Class                                          Holders*
         --------------                                          --------

         Shares of beneficial
         interest, $.001 par value
         per share, of the
         following portfolios:

         S&P STARS Portfolio--Class A                               4,224
         S&P STARS Portfolio--Class C                               2,516
         S&P STARS Portfolio--Class Y                                 388
         Large Cap Value Portfolio--Class A                           183
         Large Cap Value Portfolio--Class C                           194
         Large Cap Value Portfolio--Class Y                           102
         Small Cap Value Portfolio--Class A                           786
         Small Cap Value Portfolio--Class C                           695
         Small Cap Value Portfolio--Class Y                           301
         Total Return Bond Portfolio--Class A                         112
         Total Return Bond Portfolio--Class C                          42
         Total Return Bond Portfolio--Class Y                          35
         The Insiders Select Fund--Class A                          1,275
         The Insiders Select Fund--Class C                            672
         The Insiders Select Fund--Class Y                            101
         Focus List Fund--Class A                                     N/A
         Focus List Fund--Class Y                                     N/A
         Prime Money Market Portfolio--Class Y                        N/A

Item 27. Indemnification
         ---------------

         Reference is made to Article VIII of the Registrant's Declaration of Trust previously filed as Exhibit 1(a). The application of these provisions is limited by Article 10 of the Registrant's By-Laws filed as Exhibit 2 and by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or
-----------------
*  As of March 11, 1997.

         controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

         Reference also is made to the Distribution Agreement previously filed as Exhibit 6(a).

Item 28(a). Business and Other Connections of Investment Adviser
            ----------------------------------------------------

         Registrant is fulfilling the requirement of this Item 28(a) to provide a list of the officers and directors of Bear Stearns Funds Management Inc. ("BSFM"), the investment adviser of the Registrant, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by BSFM or those of its officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV filed with the SEC pursuant to the Investment Advisers Act of 1940 by BSFM (SEC File No. 801- 29862).

Item 28(b). Business and Other Connections of Sub-Investment Adviser
            --------------------------------------------------------

         Registrant is fulfilling the requirement of this Item 28(b) to provide a list of the officers and directors of Symphony Asset Management ("Symphony"), the sub-investment adviser of the Registrant's The Insiders Select Fund, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by Symphony or those of its officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV filed with the SEC pursuant to the Investment Advisers Act of 1940 by Symphony (SEC File No. 801-46388).

Item 29. Principal Underwriters
         ----------------------

         (a) Bear, Stearns & Co. Inc. ("Bear Stearns") acts as principal underwriter or depositor for the following investment companies:

          o    Bear Stearns Investment Trust -- Emerging Markets Debt Portfolio

          o    Managed Income Securities Plus Fund, Inc.

         (b) Set forth below is a list of each executive officer and director of Bear Stearns. The principal business address of each such person is 245 Park Avenue, New York, New York 10167, except as set forth below.

                            Positions and                       Positions and
                            Offices with                        Offices with
Name                        Bear Stearns                         Registrant
----                        ------------                         ----------

Directors
---------

Alan C. Greenberg           Chairman of the Board
James E. Cayne
John L. Knight
Mark E. Lehman
Alan D. Schwartz
John H. Slade               Director Emeritus
Warren J. Spector

Executive Officers
------------------

Alan C. Greenberg           Chairman of Board
James E. Cayne              Chief Executive
                            Officer/President
William J. Montgoris        Chief Operating                     Executive Vice
                            Officer/Chief                       President
                            Operations
                            Officer
Samuel L. Molinaro, Jr.     Senior Vice President - Finance
                            Chief Financial Officer
Alan D. Schwartz            Executive Vice
                            President
Warren J. Spector           Executive Vice
                            President
Kenneth L. Edlow            Secretary
Michael Minikes             Treasurer

Michael J. Abatemarco 1/    Controller/Assistant
                              Secretary
Mark E. Lehman              Executive Vice President/
                             General Counsel/Chief
                            Legal Officer
Frederick B. Casey          Assistant Treasurer

----------------
1/     Michael J. Abatemarco's principal business address is 1
       MetroTech Center North, Brooklyn, New York 11201-3859.

Item 30. Location of Accounts and Records
         --------------------------------

         1.       Bear Stearns Funds Management Inc.
                  245 Park Avenue
                  New York, New York  10167

         2.       The Bear Stearns Funds
                  245 Park Avenue
                  New York, New York  10167

         3.       Custodial Trust Company
                  101 Carnegie Center
                  Princeton, New Jersey  08540

         4.       PFPC Inc.
                  Bellevue Corporate Center
                  400 Bellevue Parkway
                  Wilmington, Delaware  19809

Item 31. Management Services
         -------------------

         Not Applicable

Item 32. Undertakings
         ------------

         Registrant hereby undertakes

              (1) to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares of beneficial interest and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications;

              (2) to furnish each person to whom a prospectus is delivered with a copy of its most current annual report to shareholders, upon request and without charge; and

              (3) to file, on behalf of the Focus List Portfolio and the Prime Money Market Portfolio, a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of this Registration Statement or the commencement of the public offering under the Securities Act of 1933.

                                   SIGNATURES
                                   ----------


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 14th day of March, 1997.

                             THE BEAR STEARNS FUNDS
                                 (Registrant)


                            By: /s/ Robert S. Reitzes
                                ---------------------
                                    President


         Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/ Robert S. Reitzes         President (Principal          March 14, 1997
---------------------         Executive Officer)
Robert S. Reitzes


/s/ Frank J. Maresca          Vice President and            March 14, 1997
--------------------          Treasurer (Principal
Frank J. Maresca              Financial and
                              Accounting Officer)


        *                     Trustee
------------------
Peter M. Bren


        *                     Trustee
------------------
Alan J. Dixon


        *                     Trustee
--------------------
John R. McKernan, Jr.


        *                     Trustee
------------------
M.B. Oglesby, Jr.


/s/ Robert S. Reitzes         Trustee                       March 14, 1997
---------------------
Robert S. Reitzes


*By: /s/ Frank J. Maresca
     --------------------
     Frank J. Maresca,
     Attorney-in-Fact

                             THE BEAR STEARNS FUNDS
                       Post-Effective Amendment No. 10 to
                    Registration Statement on Form N-1A under
                         the Securities Act of 1933 and
                       the Investment Company Act of 1940

                                 ---------------
                                    EXHIBITS
                                 ---------------

                                INDEX TO EXHIBITS
                                -----------------

(11)(a)      Consent of Kramer, Levin, Naftalis & Frankel
(11)(b)      Consent of Independent Auditors